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Fortis Stock Funds
Semi-Annual Report
FEBRUARY 28, 1998

FORTIS FINANCIAL GROUP

[PICTURE]

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

HOW TO USE THIS REPORT

For a quick overview of the Fund's
performance during the past six
months, refer to the Highlights box.
The letters from the portfolio
managers and president provide a
more detailed analysis of the Funds
and financial markets.

The charts alongside the letter are
useful because they provide more
information about your investments.
The top holdings chart shows the
types of securities in which the
Fund invests, and the pie chart
shows a breakdown of the Fund's
assets by sector. The portfolio
changes show the largest investment
decisions your portfolio manager has
made over the period in response to
changing market conditions.

The performance chart graphically
compares the Funds' total return
performance with a selected
investment index. Remember, however,
that an index may reflect the
performance of securities the Fund
may not hold. Also, the index does
not deduct investment advisory fees
and other fund expenses, whereas
your Fund does. Individuals cannot
buy an unmanaged index fund without
incurring some charges and expenses.

This report is just one of several
tools you can use to learn more
about your investment in the Fortis
Family of Products and Services.
Your investment representative, who
understands your personal financial
situation, can best explain the
features of your investment and how
it's designed to help you meet your
financial goals.

CONTENTS

LETTER TO SHAREHOLDERS                                3

SCHEDULES OF INVESTMENTS

  FORTIS ASSET ALLOCATION PORTFOLIO                  11
  FORTIS VALUE FUND                                  18
  FORTIS GROWTH AND INCOME FUND                      21
  FORTIS CAPITAL FUND                                24
  FORTIS FIDUCIARY FUND                              26
  FORTIS GROWTH FUND                                 28
  FORTIS CAPITAL APPRECIATION PORTFOLIO              30

STATEMENTS OF ASSETS AND LIABILITIES                 32

STATEMENTS OF OPERATIONS                             34

STATEMENTS OF CHANGES IN NET ASSETS
  FORTIS ASSET ALLOCATION PORTFOLIO                  36
  FORTIS VALUE FUND                                  37
  FORTIS GROWTH AND INCOME FUND                      38
  FORTIS CAPITAL FUND                                39
  FORTIS FIDUCIARY FUND                              40
  FORTIS GROWTH FUND                                 41
  FORTIS CAPITAL APPRECIATION PORTFOLIO              42
NOTES TO FINANCIAL STATEMENTS                        43
BOARD OF DIRECTORS AND OFFICERS                      57

   TOLL-FREE PERSONAL ASSISTANCE

    - Shareholder Services

    - (800) 800-2000, Ext. 3012

    - 7:30 a.m. to 5:30 p.m. CST, M-Th

    - 7:30 a.m. to 5:00 p.m. CST, F

   TOLL-FREE INFORMATION LINE

    - For daily account balances,
      transaction activity or net asset
      value information

    - (800) 800-2000, Ext. 4344

    - 24 hours a day

   FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

   TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HIGHLIGHTS

FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 1998

                                                  CLASS A       CLASS B       CLASS C       CLASS H      CLASS Z
                                                 ---------     ---------     ---------     ---------     --------
FORTIS ASSET ALLOCATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  18.98      $  18.87      $  18.81      $  18.86           --
  End of period..............................    $  18.15      $  18.03      $  17.97      $  18.03           --
TOTAL RETURN                                         9.21%         8.88%         8.91%         8.95%          --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $  0.238      $  0.182      $  0.182      $  0.182           --
  From net realized gains on investments.....    $   2.18      $   2.18      $   2.18      $   2.18           --

FORTIS VALUE FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  13.51      $  13.39      $  13.39      $  13.39           --
  End of period..............................    $  14.00      $  13.90      $  13.90      $  13.90
TOTAL RETURN                                        15.17%        14.75%        14.75%        14.75%          --
DISTRIBUTIONS PER SHARE
  From net investment income.................    $   .086            --            --            --           --
  From net realized gains on investments.....    $   1.36      $   1.36      $   1.36      $   1.36           --

FORTIS GROWTH AND INCOME FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  13.06      $  13.03      $  13.03      $  13.03           --
  End of period..............................    $  14.73      $  14.69      $  14.69      $  14.69           --
TOTAL RETURN                                        13.86%        13.41%        13.41%        13.41%          --
DISTRIBUTIONS PER SHARE                                                                                       --
  From net investment income.................    $  0.121      $  0.072      $  0.072      $  0.072           --
  From net realized gains on investments.....    $ 0.0088      $ 0.0088      $ 0.0088      $ 0.0088           --

FORTIS CAPITAL FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  26.13      $  25.67      $  25.68      $  25.68           --
  End of period..............................    $  24.42      $  23.81      $  23.81      $  23.83           --
TOTAL RETURN                                        10.87%        10.45%        10.41%        10.49%          --
DISTRIBUTIONS PER SHARE
From net realized gains on investments.......    $   4.06      $   4.06      $   4.06      $   4.06           --

FORTIS FIDUCIARY FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  46.15      $  45.15      $  45.17      $  45.16           --
  End of period..............................    $  44.11      $  42.83      $  42.85      $  42.83           --
TOTAL RETURN                                         9.86%         9.44%         9.44%         9.41%          --
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $   5.94      $   5.94      $   5.94      $   5.94           --

FORTIS GROWTH FUND
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  37.32      $  36.53      $  36.52      $  36.54      $ 37.47
  End of period..............................    $  35.34      $  34.37      $  34.36      $  34.38      $ 35.55
TOTAL RETURN                                         6.11%         5.73%         5.73%         5.73%        6.24%
DISTRIBUTIONS PER SHARE
  From net realized gains on investments.....    $   3.84      $   3.84      $   3.84      $   3.84      $  3.84

FORTIS CAPITAL APPRECIATION PORTFOLIO
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $  30.60      $  30.16      $  30.18      $  30.18           --
  End of period..............................    $  34.75      $  34.15      $  34.17      $  34.18           --
TOTAL RETURN                                        13.56%        13.23%        13.22%        13.25%          --

            Asset
            Allocation
[PHOTO]     Portfolio
            Value
[PHOTO]     Fund
            Growth &
            Income
[PHOTO]     Fund
            Capital
[PHOTO]     Fund
            Fiduciary
[PHOTO]     Fund
            Growth
[PHOTO]     Fund
            Capital
            Appreciation
[PHOTO]     Fund

DEAR SHAREHOLDER:

The market continued to provide spectacular returns for the first half of the fiscal year of the Fortis equity funds. From the end of August 1997 to the end of February 1998, the S&P 500 Stock Index rose 17.61 percent. This advance, however, included several meaningful corrections that resulted in a difficult environment in which to navigate.

The second half of 1997 was dominated by the collapse of Asian economies and currencies, providing a stark reminder that global growth trends do not persist forever. Indeed, these economies had provided much of the fuel that benefited the remainder of the world in terms of providing inexpensive exports and fledgling consumer economies hungry for imports from the Western world. The financial crisis is in the process of being addressed; however, it is likely that 1998 will be significantly influenced by the unfolding of a companion economic crisis that will take time to correct.

In the fourth quarter of 1997, the Asian crisis was reflected in a worldwide investor flight to quality. All of the Asian markets experienced significant market declines, negatively impacting emerging international and global investment funds.

U.S. stocks also reflected this flight to quality. Large, liquid stocks, such as those found in the S&P 500, became the best choice for investors. This helped the performance of the Fortis Capital, Fiduciary and Value Funds. However, it hindered the performance of the Growth and Capital Appreciation Funds. The sectors of the stock market most negatively impacted included technology, telecommunications, capital goods and energy. These areas were among those with favorable growth prospects and were heavily weighted in our growth and small cap funds.

Thus far in 1998, the stock market has focused on two important factors: prospects for very low inflation and positive, albeit slower, economic growth. We expect the economy to experience 2.5 percent growth in 1998 and corporate profits to climb another 8 percent. Led by the consumer, health care and financial sectors, the stock market is likely to record new highs during the year. We caution, however, that there will undoubtedly be periods of high volatility. Plus, the full impact of the Asian problem is not over. International unrest, particularly in the Middle East is a concern. The U.S. Presidency is under attack. With valuations for stocks full, any of these issues could cause the market to retrace some of its gains. We will be vigilant. When these corrections occur, we will put your money to work as we remain confident that the outlook for stocks over the long term remains promising.

Sincerely,

                 [SIGNATURE]                               [SIGNATURE]                                 [SIGNATURE]
                                                                                                     Howard H. Hudson
             Dean C. Kopperud                            Lucinda S. Mezey                             Vice President
                President                            Vice President, Equities                          Fixed Income

March 13, 1998

PORTFOLIO ALLOCATION AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Common Stocks                                  60.7%
U.S. Government Securities                     12.2%
Asset Backed Securities                         9.3%
Corporate Bonds-Non-Investment Grade            7.6%
Corporate Bonds-Investment Grade                7.0%
Cash Equivalents/Receivables                    3.2%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Fannie Mae                                               2.2%
 2.  American International Group, Inc.                       2.1%
 3.  MGIC Investment Corp.                                    1.5%
 4.  AirTouch Communications, Inc.                            1.4%
 5.  Mattel, Inc.                                             1.4%
 6.  Archer-Daniels-Midland Co.                               1.4%
 7.  Costco Companies, Inc.                                   1.4%

Bonds
-------------------------------------------------------------------
 1.  U.S. Treasury Note (6.375%) 2000                         2.4%
 2.  U.S. Treasury Bond (6.125%) 2027                         1.5%
 3.  FNMA TBA (6.50%) 2028                                    1.5%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +21.43%    +16.88%
Class B sharesDiamond Diamond              +17.83%    +16.31%
Class C sharesDiamond                      +21.51%    +16.80%
Class C sharesDiamond Diamond              +20.51%    +16.80%
Class H sharesDiamond                      +21.51%    +16.89%
Class H sharesDiamond Diamond              +17.91%    +16.32%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              + Since November 14, 1994 -- Date shares were first offered to the public

TEN LARGEST STOCK PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                      ELIMINATIONS:
Disney (Walt) Co.               Associated Group, Inc. Class A
Frontier Corp.                  Boston Scientific Corp.
Groupe Danone ADR               ConAgra, Inc.
Loral Space and Communications  Depuy, Inc.
 Ltd.                           First Data Corp.
MCI Communications Corp.        Green Tree Financial Corp.
Nabisco Holdings Corp. Class A  Oracle Corp.
Norwest Corp.                   Teva Pharmaceutical Industries
SmithKline Beecham plc ADR       Ltd. ADR
St. Joe Corp.
Walgreen Co.

FORTIS ASSET ALLOCATION PORTFOLIO

YOUR ASSET ALLOCATION PORTFOLIO
STOCKS, BONDS AND CASH BLENDED TO SMOOTH OUT THE HIGHS AND LOWS

REVIEW

The Asset Allocation Portfolio adjusts its weightings between stocks and bonds as economic and market conditions warrant. During the period ended February 28, 1998, the assets in equities were increased from 50% to 60% of the Portfolio after the October stock market weakness. For the first half of fiscal 1998, the fund posted a total return of 9.21 percent for Class A before sales charge, which compares to S&P 500 index return of 17.61 percent and a 4.18 percent return for the Lehman Brothers Aggregate Bond Index.

The equity focus remains on maintaining a well-diversified portfolio of large capitalization stocks. The weighting in the technology sector was further reduced during the period in favor of investments in the service sectors, an area that exhibits greater earnings growth stability. During the period, the Portfolio's performance was enhanced by its retail sector holdings while technology stocks under performed.

Historically high stock market valuations have continued to move higher as investors applaud a moderately growing economy amidst declining inflation. In this environment, we are placing increased emphasis on solid earnings growth prospects.

In the bond portion of the Portfolio, our strategy was largely influenced by two factors, the continuing fundamental strength of the U.S. economy and the burgeoning economic crisis in Asia. An overly strong economy is generally associated with rising interest rates and the troubles in Asia are widely assumed to cause lower interest rates. Therefore, our outlook focused on which of these two forces would win out. For most of the past six months we did not have a strong conviction that interest rates would make a significant move in either direction and structured the portfolio accordingly. Interest rates did in fact fall since our last report, with the 10-year Treasury falling from 6.34 percent to 5.62 percent.

Our fixed income strategy regarding sectors was to modestly overweight corporate and mortgaged-backed securities over the past six months as our valuation indicators suggested the sectors were undervalued. The mortgage-backed sector outperformed Treasuries. However, Asia's problems had a negative effect on corporate securities causing them to underperform Treasuries. Fortunately, the Portfolio's lack of direct exposure to Asia helped us to avoid the worst performing corporates. In December, we increased the portfolio's exposure to lower-rated, high yield bonds from 14 percent to 21 percent of the fixed income allocation, to take advantage of the seasonal patterns that favor this category in the early part of the calendar year.

OUTLOOK

Looking forward, we expect the pace of economic growth in the U.S. to slow from its 1997 levels. The current economic crisis in Asia will likely have a spillover effect on our economy and drag the gross domestic product (GDP) growth rate down to between 2.25 percent and 2.75 percent. Furthermore, we believe that a slowing economy, higher productivity, falling commodity prices and the inability of companies to pass along wage gains in the form of higher prices, will push inflation rates moderately lower. Specifically we look for the Consumer Price Index (CPI) to drop to 2 percent or less in the next 12 months. With inflation benign and economic growth moderating, we view the near term outlook for U.S. Government securities as favorable. Our view of corporate and mortgage-backed bonds is not as optimistic, and we plan to maintain a neutral position in these asset classes.

With regard to equities, historically high stock market valuations have continued to move higher as investors applaud a moderately growing economy amidst declining inflation. In this environment, we are placing increased emphasis on solid earnings growth prospects.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                             LEHMAN BROTHERS                            ASSET ALLOCATION
                                          AGGREGATE BOND INDEX#         S&P 500##      PORTFOLIO CLASS A
1/4/88                                                      $10,000          $10,000                $9,534
88                                                          $10,474          $10,917                $9,697
89                                                          $10,864          $12,214               $10,010
90                                                          $12,249          $14,514               $11,533
91                                                          $13,746          $16,641               $12,898
92                                                          $15,506          $19,298               $15,378
93                                                          $17,395          $21,341               $16,451
94                                                          $18,333          $23,122               $18,454
95                                                          $18,676          $24,829               $18,865
96                                                          $20,961          $33,446               $22,577
97                                                          $21,951          $42,007               $25,277
98                                                          $24,230          $56,708               $30,885
Fortis Asset Allocation Portfolio
Average Annual Total Return
                                                                                                                            Since
                                                             1 Year           5 Year               10 Year       January 4, 1988@
Class A*                                                    +16.38%          +12.33%               +11.74%                +11.75%
Class A**                                                   +22.19%          +13.43%               +12.28%                +12.28%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 # An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
## This is an unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                50.7%
Cash Equivalents/Receivables          9.8%
Banks                                 9.1%
Oil-Crude Petroleum and Gas           6.2%
Finance Services                      5.7%
Telephone Services                    4.4%
Aerospace and Equipment               4.0%
Utilities-Electric                    3.8%
Insurance                             3.2%
Drugs                                 3.1%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Republic New York Corp.                                  2.4%
 2.  Emerson Electric Co.                                     2.0%
 3.  Lockheed Martin Corp.                                    1.9%
 4.  Bank of New York Co., Inc.                               1.8%
 5.  Chevron Corp.                                            1.8%
 6.  Federated Department Stores, Inc.                        1.8%
 7.  U.S. Bancorp.                                            1.8%
 8.  Anadarko Petroleum Corp.                                 1.8%
 9.  Finova Group, Inc.                                       1.8%
10.  Crown Cork & Seal Company, Inc.                          1.7%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +25.95%    +23.16%
Class B sharesDiamond Diamond              +22.35%    +21.87%
Class C sharesDiamond                      +25.95%    +23.16%
Class C sharesDiamond Diamond              +24.95%    +23.16%
Class H sharesDiamond                      +25.95%    +23.16%
Class H sharesDiamond Diamond              +22.35%    +21.87%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              +  Shares were first offered to the public January 2, 1996.

FORTIS VALUE FUND

YOUR VALUE FUND
QUALITY STOCKS, INEXPENSIVELY PRICED

The Value Fund achieved a total return of 15.17 percent for Class A before sales charge for the six months ended February 28, 1998. This return was roughly comparable to portfolios with similar objectives, and somewhat less than the return of the S&P 500 Stock Index., which had a return of 17.61 percent.

Common stocks in general achieved very strong returns during this reporting period, although performance of specific industry sectors varied considerably. However, for the period, large capitalization stocks tended to perform better than their smaller counterparts, while growth stocks tended to perform better than value stocks. During this time, your Value Fund benefited from a slightly above average exposure (relative to the competition) to common stocks with relatively stable earnings growth.

We maintain a cautious outlook given the stock market's strong performance over the past few years. We continue to focus our efforts on identifying and investing in undervalued, large capitalization companies that have above average earnings stability.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  FORTIS VALUE FUND
                                 S&P 500***            CLASS A
1/2/96                                $10,000                    $9,525
96                                    $10,442                    $9,687
97                                    $13,115                   $11,955
98                                    $17,705                   $15,173
Fortis Value Fund
Average Annual Total Return
                                       1 Year    Since January 2, 1996@
Class A*                              +20.88%                   +21.27%
Class A**                             +26.91%                   +24.03%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                                ELIMINATIONS:
BankAmerica Corp.                         Ameritech Corp.
Burlington Resources, Inc.                Avnet, Inc.
Chevron Corp.                             Cabot Corp.
CMS Energy Corp.                          Citicorp
Honeywell, Inc.                           Cleveland-Cliffs, Inc.
Newell Co.                                Columbia/HCA Healthcare Corp.
Promus Hotel Corp.                        Interpublic Group of Companies, Inc.
Republic New York Corp.                   Mobil Corp.
Service Corp. International               Sigma-Aldrich Corp.
Tenet Healthcare Corp.                    Unisource Worldwide, Inc.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                31.2%
Cash Equivalents/Receivables          8.8%
Finance Services                      6.4%
Natural Gas Transmissions             6.1%
Telephone Services                    9.2%
Oil-Crude Petroleum and Gas           3.8%
Banks                                 4.7%
Insurance                             3.7%
Utilities-Electric                    4.1%
Drugs                                11.1%
Food                                  4.5%
Real Estate-Investment Trust          6.4%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Enron Corp.                                              2.4%
 2.  Glaxo Wellcome plc ADR                                   2.2%
 3.  Pharmacia and Upjohn, Inc.                               2.0%
 4.  SBC Communications, Inc.                                 1.8%
 5.  GTE Corp.                                                1.8%
 6.  Royal Caribbean Cruises Ltd.                             1.7%
 7.  General Electric Co.                                     1.7%
 8.  Banc One Corp.                                           1.7%
 9.  Household International, Inc.                            1.6%
10.  American Home Products Corp.                             1.6%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +23.13%    +20.82%
Class B sharesDiamond Diamond              +19.53%    +19.50%
Class C sharesDiamond                      +23.02%    +20.82%
Class C sharesDiamond Diamond              +22.02%    +20.82%
Class H sharesDiamond                      +23.02%    +20.82%
Class H sharesDiamond Diamond              +19.42%    +19.50%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              +  Shares were first offered to the public January 2, 1996.

FORTIS GROWTH & INCOME FUND

YOUR GROWTH & INCOME FUND
CONSERVATIVE GROWTH WITH QUARTERLY DIVIDENDS

REVIEW

The Growth & Income Fund focuses on dividend-paying companies with good earnings growth prospects, allowing for future consistent dividend increases. The Fund is well diversified across many economic sectors and primarily concentrates on larger, more mature companies with well-established industry positions. Currently, the Fund's larger-sector weightings are found in the financial, energy and telecommunications sectors. The technology sector remains substantially under weighted due to the general lack of dividend-paying companies.

For the first half of fiscal 1998, the Growth & Income Fund provided a total return of 13.86 percent for Class A before sales charge. This compares to a return of 17.61 percent for the S&P 500 Stock Index during the same period. The more conservative nature of the Fund and an above average cash reserve position negatively impacted performance relative to the Index during this reporting period.

OUTLOOK

With stock market valuations near record highs, prudence is warranted, as well as an emphasis on solid investment fundamentals.

VALUE OF $10,000 INVESTED JANUARY 2, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  FORTIS GROWTH & INCOME FUND
                                  S&P 500***                CLASS A
1/2/96                                 $10,000                           $9,525
96                                     $10,442                           $9,677
97                                     $13,115                          $11,745
98                                     $17,705                          $14,565
Fortis Growth & Income Fund
Average Annual Total Return
                                        1 Year           Since January 2, 1996@
Class A*                               +18.12%                          +19.00%
Class A**                              +24.01%                          +21.71%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                                ELIMINATIONS:
Alltel Corp.                              Beacon Properties Corp.
Ameritech Corp.                           Deutsche Telekom AG ADR
Endesa S.A. ADR                           Monterey Resources, Inc.
Fleet Financial Group, Inc.               Pfizer, Inc.
Frontier Corp.                            Student Loan Marketing Association
Groupe Danone ADR                         Telecom Corp. of New Zealand Ltd. ADR
Johnson & Johnson                         Union Planters Corp.
Metromedia Internatinal Group, Inc.
Royal Caribbean Cruises Ltd.
Starwood Hotels & Resorts

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                40.4%
Finance Services                      9.4%
Retail-Specialty                      8.3%
Telephone Services                    7.5%
Drugs                                 5.3%
Computer-Software                     5.2%
Insurance                             5.1%
Food                                  4.8%
Business Services & Supplies          4.0%
Oil and Gas Field Services            3.5%
Cash Equivalents/Receivables          3.3%
Retail-Department Stores              3.2%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Home Depot, Inc.                                         3.9%
 2.  Fannie Mae                                               3.9%
 3.  American International Group, Inc.                       3.3%
 4.  Kohl's Corp.                                             3.2%
 5.  Mattel, Inc.                                             2.8%
 6.  WorldCom, Inc.                                           2.7%
 7.  MGIC Investment Corp.                                    2.6%
 8.  MBNA Corp.                                               2.5%
 9.  Archer-Daniels-Midland Co.                               2.4%
10.  AirTouch Communications, Inc.                            2.4%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +30.48%    +20.09%
Class B sharesDiamond Diamond              +26.88%    +19.55%
Class C sharesDiamond                      +30.54%    +20.09%
Class C sharesDiamond Diamond              +29.54%    +20.09%
Class H sharesDiamond                      +30.58%    +20.12%
Class H sharesDiamond Diamond              +26.98%    +19.58%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS CAPITAL FUND

YOUR CAPITAL FUND
LONG-TERM GROWTH THROUGH LARGER, ESTABLISHED COMPANIES

REVIEW

The Capital Fund focuses on large, rapidly growing companies with well-established positions within their business sector. We continue to broaden the diversification of the portfolio to reduce its risk level. Current large sector weightings include financials, retail and health care. We increased the service sector during this reporting period, as these companies generally exhibit more stable earnings growth patterns. We also continued to reduce the technology weighting as the earnings outlook for this sector became less certain.

During the first six months of fiscal 1998, the S&P 500 Stock Index provided a return of 17.61 percent, while the Capital Fund posted an advance of 10.87 percent for Class A before sales charge. The S&P 500 continues to be led by its very largest component weightings, while the Capital Fund is more diversified in its capitalization weightings. Retail holdings contributed to the Fund's performance during the period while technology stocks detracted from overall performance.

OUTLOOK

Stock market valuations continued to move higher as inflation and interest rates remained remarkably subdued. Consumer sentiment rose as a strong economy produced more jobs and furthered growth in real disposable income. Domestic and international political problems thus far go largely ignored by this bull market as fund flows into our equity market continue at historically high levels.

Going forward, your Fund continues to emphasize solid growth prospects in a valuation environment that allows little room for disappointment.
VALUE OF $10,000 INVESTED MARCH 1, 1973

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 S&P 500***     CAPITAL FUND CLASS A
3/1/73                                $10,000                  $9,063
74                                     $8,911                  $8,133
75                                     $7,922                  $7,347
76                                    $10,077                  $8,839
77                                    $10,498                  $8,842
78                                     $9,624                  $8,208
79                                    $11,224                  $9,941
80                                    $13,973                 $14,277
81                                    $16,970                 $19,765
82                                    $15,430                 $20,208
83                                    $21,310                 $30,348
84                                    $23,629                 $31,631
85                                    $28,524                 $36,846
86                                    $37,327                 $50,152
87                                    $48,325                 $65,675
88                                    $47,003                 $58,533
89                                    $52,584                 $61,790
90                                    $62,487                 $74,775
91                                    $71,647                 $86,093
92                                    $83,086                $109,782
93                                    $91,884                $110,806
94                                    $99,548                $123,270
95                                   $106,899                $128,350
96                                   $143,999                $158,333
97                                   $180,857                $182,394
98                                   $244,152                $239,853
Fortis Capital Fund
Average Annual Total Return
                                       1 Year                  5 Year     10 Year    25 Years
Class A*                              +25.26%                 +15.57%     +14.59%     +13.55%
Class A**                             +31.50%                 +16.70%     +15.15%     +13.77%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a sales charge of 8.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                                ELIMINATIONS:
America Online, Inc.                      Associated Group, Inc. Class A
Frontier Corp.                            Biovail Corp. International
Groupe Danone ADR                         Boston Scientific Corp.
Intermedia Communications, Inc.           Depuy, Inc.
Loral Space and Communications Ltd.       First Data Corp.
MCI Communications Corp.                  Green Tree Financial Corp.
Mellon Bank Corp.                         Oracle Corp.
Nabisco Holdings Corp. Class A            Oxford Health Plans, Inc.
St. Joe Corp.                             Pep Boys-Manny Moe & Jack
Walgreen Co.                              Teva Pharmaceutical Industries Ltd. ADR

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                44.6%
Finance Services                      8.1%
Telephone Services                    7.6%
Retail-Specialty                      7.2%
Drugs                                 7.0%
Cash Equivalents/Receivables          6.0%
Insurance                             5.5%
Computer-Software                     5.1%
Food                                  4.8%
Business Services & Supplies          4.1%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  American International Group, Inc.                       3.5%
 2.  Mattel, Inc.                                             2.8%
 3.  WorldCom, Inc.                                           2.7%
 4.  Home Depot, Inc.                                         2.7%
 5.  Fannie Mae                                               2.6%
 6.  MGIC Investment Corp.                                    2.6%
 7.  Mylan Laboratories, Inc.                                 2.5%
 8.  MBNA Corp.                                               2.4%
 9.  Archer-Daniels-Midland Co.                               2.4%
10.  Costco Companies, Inc.                                   2.4%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +30.47%    +20.66%
Class B sharesDiamond Diamond              +26.87%    +20.12%
Class C SharesDiamond                      +30.50%    +20.67%
Class C SharesDiamond Diamond              +29.50%    +20.67%
Class H sharesDiamond                      +30.47%    +20.66%
Class H sharesDiamond Diamond              +26.87%    +20.12%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              + Since November 14, 1994 -- Date shares were first offered to the public

FORTIS FIDUCIARY FUND

YOUR FIDUCIARY FUND
A MEDLEY OF GROWTH STOCKS

REVIEW

The Fiduciary Fund invests in a mix of large and medium capitalization growth companies. Generally, companies selected for the Fund's portfolio have dominant positions within their respective industries and exhibit growth rates substantially above the overall economy. Currently, large sector weightings include financials, retail and health care products. The Fund's retail holdings contributed to its performance while technology stocks generally detracted from overall performance. Therefore, as a reflection of our greater confidence in its future earnings growth patterns, we increased holdings in the more stable service sector and reduced the portfolio's technology weighting. In general, your Fund continues to emphasize more stable earnings growth in its stock selection as valuation levels leave little room for error.

A strong economic environment with generally declining inflation and interest rates has allowed a high valuation stock market to move even higher over the past six months. During this period, the S&P 500 Stock Index returned 17.61 percent, while the Fiduciary Fund showed an increase of 9.86 percent for Class A before sales charge. The S&P 500's advance continued to concentrate on its very largest components. The Fiduciary Fund, however, is more broadly diversified, a fact that should benefit the Fund in future periods.

OUTLOOK

Stock market valuations continued to move higher as inflation and interest rates remained remarkably subdued. Consumer sentiment rose as a strong economy produced more jobs and furthered growth in real disposable income. Domestic and international political problems thus far go largely ignored by this bull market as fund flows into our equity market continue at historically high levels.

Going forward, your Fund continues to emphasize solid growth prospects in a valuation environment that allows little room for disappointment.

VALUE OF $10,000 INVESTED JANUARY 2, 1982

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                      FIDUCIARY FUND
                                      S&P 500***         CLASS A
1/2/82                                     $10,000              $9,430
82                                          $9,333              $9,572
83                                         $12,890             $13,954
84                                         $14,293             $14,725
85                                         $17,254             $17,480
86                                         $22,578             $25,317
87                                         $29,231             $33,400
88                                         $28,431             $28,197
89                                         $31,807             $29,962
90                                         $39,797             $36,405
91                                         $43,338             $42,044
92                                         $50,257             $54,891
93                                         $55,579             $54,867
94                                         $60,214             $61,911
95                                         $64,664             $64,290
96                                         $87,102             $79,582
97                                        $109,397             $91,666
98                                        $147,682            $120,529
Fortis Fiduciary Fund
Average Annual Total Return
                                            1 Year              5 Year      10 Year        Since January 2, 1982@
Class A*                                   +25.24%             +15.91%      +15.07%                       +16.66%
Class A**                                  +31.49%             +17.05%      +15.63%                       +17.01%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to March 1, 1992, the portfolio had a sales charge of 4.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.
 @ Date shares were first offered to the public.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                                ELIMINATIONS:
America Online, Inc.                      Associated Group, Inc. Class A
Frontier Corp.                            Biovail Corp. International
Groupe Danone ADR                         BMC Software
Intermedia Communications, Inc.           Boston Scientific Corp.
Loral Space and Communications Ltd.       CapStar Hotel
MCI Communications Corp.                  First Data Corp.
Mellon Bank Corp.                         Green Tree Financial Corp.
Nabisco Holdings Corp. Class A            Oracle Corp.
St. Joe Corp.                             Oxford Health Plans, Inc.
Walgreen Co.                              Pep Boys-Manny Moe & Jack

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                        21.0%
Computer-Software                            13.5%
Financial Services                           11.7%
Cash Equivalents/Receivables                 10.6%
Retail-Specialty                              9.4%
Oil and Gas Field Services                    6.3%
Health Care Services                          5.9%
Telecommunication Equipment                   5.7%
Oil-Offshore Drilling                         5.0%
Telephone Services                            4.0%
Computer-Communication Equipment              3.9%
Electronic-Components                         3.0%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  BMC Software, Inc.                                       4.3%
 2.  WorldCom, Inc.                                           4.0%
 3.  Franklin Resources, Inc.                                 4.0%
 4.  Cisco Systems, Inc.                                      3.9%
 5.  Microsoft Corp.                                          3.7%
 6.  Tellabs, Inc.                                            3.6%
 7.  Cendant Corp.                                            3.1%
 8.  Solectron Corp.                                          3.0%
 9.  Petroleum Geo-Services ADR                               2.8%
10.  Parametric Technology Corp.                              2.7%

CLASS B, C, H AND Z AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +22.10%    +18.86%
Class B sharesDiamond Diamond              +18.50%    +18.31%
Class C SharesDiamond                      +22.07%    +18.85%
Class C SharesDiamond Diamond              +21.07%    +18.85%
Class H sharesDiamond                      +22.14%    +18.87%
Class H sharesDiamond Diamond              +18.54%    +18.32%
Class Z shares                             +23.36%    +17.38%++

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              + Since November 14, 1994 -- Date shares were first offered to the public
             ++ Since March 1, 1996 -- Date shares were first offered to the public

FORTIS GROWTH FUND

YOUR GROWTH FUND
MEDIUM-SIZED COMPANIES POISED TO BE TOMORROW'S LEADERS

REVIEW

The U.S. stock market continued to advance during the first half of the Fund's fiscal year, although accompanied by a high degree of volatility. Your Growth Fund also gained in this time frame, but experienced a great deal of volatility, as well.

During the first six months of fiscal 1998, the S&P 500 Stock Index provided a return of 17.61 percent, while the Growth Fund showed an increase of 6.11 percent for Class A before sales charge. During that same time period the S&P 400 Mid Cap Index, which is comprised of mid-cap stocks, posted a return of
12.90 percent. Fund performance in the 1997 fourth calendar quarter suffered from sharp price declines in its holdings of oil and gas service companies. While the earnings growth of these companies remains strong, their stocks continue to be weak. This reflects weakness in crude oil prices based on concerns of excessive worldwide supplies of oil.

Price declines in technology stocks also hurt the Fund in late 1997 and early 1998. But these stocks have since recovered strongly, many currently selling at all-time highs.

Financial service holdings benefited from lower interest rates, and a number of our specialty retailers did exceptionally well in an otherwise slow retail environment. Our health care stock holdings, however, experienced mixed results.

NEW PORTFOLIO MANAGER

Effective March 16, 1998, Michael Romanowski became the primary portfolio manager of the Growth Fund, succeeding Steve Poling who retired after 17 years as the Fund's manager. Mike is an excellent candidate to assume the leadership of this Fund. His experience includes 8 successful years as a mid-cap growth fund manager at Monarch Capital and Value Line. Additionally, he was an insurance industry analyst with Conning and Co. for several years. He holds an MBA from the University of Massachusetts and is a Certified Financial Analyst
(CFA).

OUTLOOK

Recent volatility in the stock market reflects concerns about the collapse of the economies, currencies and markets of several Asian countries, as well as severe weakness in Japan, and their impact on the U.S. economy and markets. In particular, questions have arisen as to the continued strength of corporate profits in this country as a result of events in the Far East.

Nevertheless, the U.S. economy is fundamentally strong, inflation remains well under control and interest rates are at historically low levels. In fact, American economic strength and political stability provide a safe haven for funds of foreign investors in this time of global instability. While a sustained increase in stock prices may have to await the resolution of Asia's problems, America's strengths should support its markets in the volatile days ahead.

As of February 28, 1998 the median market capitalization of the Fund was $4.8 billion, which is at the high end of the target range of $1 to $5 billion. The Fund has experienced increases in its market capitalization due to the continued, significant increase in the value of certain securities held in the Fund. We are in the process of restructuring the Fund to bring it further into the target capitalization range. As you would expect, this restructuring involves the sale of certain securities and is likely to result in significant capital gains that are required to be distributed to the Fund's shareholders. The potential of a capital gain distribution does not have any impact to customers with IRAs or other tax qualified accounts.

VALUE OF $10,000 INVESTED MARCH 1, 1973

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                GROWTH FUND
                                             S&P 500***           CLASS A
9/73                                               $10,000              $10,000
74                                                  $8,911               $7,994
75                                                  $7,922               $7,462
76                                                 $10,077               $9,667
77                                                 $10,498               $9,617
78                                                  $9,624              $10,025
79                                                 $11,224              $13,704
80                                                 $13,973              $21,071
81                                                 $16,970              $28,827
82                                                 $15,430              $30,538
83                                                 $21,310              $47,088
84                                                 $23,629              $47,150
85                                                 $28,524              $54,013
86                                                 $37,327              $72,917
87                                                 $48,325             $100,057
88                                                 $47,003              $82,130
89                                                 $52,584              $90,723
90                                                 $62,487             $111,640
91                                                 $71,647             $136,060
92                                                 $83,086             $187,939
93                                                 $91,884             $179,984
94                                                 $99,548             $217,832
95                                                $106,899             $196,322
96                                                $143,999             $258,822
97                                                $180,857             $282,740
98                                                $244,152             $347,809
Fortis Growth Fund
Average Annual Total Return
                                                    1 Year               5 Year        10 Year        25 Year
Class A*                                           +17.17%              +12.98%        +14.97%        +15.25%
Class A**                                          +23.01%              +14.08%        +15.53%        +15.48%

                        Annual period ended February 28
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1990, the portfolio had a higher sales charge of 8.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
 ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of 500 common stocks.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                           ELIMINATIONS:                        First Data Corp.
Edwards (J.D.) & Co.                 3Com Corp.                           Green Tree Financial Corp.
Freddie Mac                          Ascend Communications, Inc.          Oxford Health Plans, Inc.
Stolt Comex Seaway S.A.              Boston Scientific Corp.              West Marine, Inc.
U.S.A. Waste Services, Inc.          Callaway Golf Co.                    Wisconsin Central Transportation
                                     Danka Business Systems plc ADR        Corp.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 2/28/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                               21.1%
Computer-Software                   16.5%
Business Services                   14.4%
Retail-Specialty                    10.5%
Telephone Services                  10.1%
Cash Equivalents/Receivables         7.3%
Oil and Gas Field Services           6.7%
Health Care Services                 5.5%
Medical Supplies                     4.5%
Waste Disposal                       3.4%

TOP 10 HOLDINGS AS OF 2/28/98

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Acxiom Corp.                                             3.5%
 2.  U.S.A. Waste Services, Inc.                              3.4%
 3.  Parametric Technology Corp.                              2.7%
 4.  Petroleum Geo-Services ADR                               2.7%
 5.  Intermedia Communications, Inc.                          2.6%
 6.  STERIS Corp.                                             2.6%
 7.  Bed Bath & Beyond, Inc.                                  2.5%
 8.  WorldCom, Inc.                                           2.4%
 9.  Input/Output, Inc.                                       2.4%
10.  Sterling Commerce, Inc.                                  2.2%

CLASS B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                       Since
                                           1 Year     Inception+
-------------------------------------------------------------
Class B sharesDiamond                      +26.06%    +15.44%
Class B sharesDiamond Diamond              +22.46%    +14.85%
Class C sharesDiamond                      +26.04%    +15.46%
Class C sharesDiamond Diamond              +25.04%    +15.46%
Class H sharesDiamond                      +26.08%    +15.47%
Class H sharesDiamond Diamond              +22.48%    +14.88%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class A has a maximum sales charge of 4.75%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount invested). Class C has a CDSC of 1.00% if redeemed within one year of purchase.
        Diamond  Without CDSC.
Diamond Diamond  With CDSC. Assumes redemption on February 28, 1998.
              + Since November 14, 1994 -- Date shares were first offered to the public.

FORTIS CAPITAL APPRECIATION PORTFOLIO

YOUR CAPITAL APPRECIATION PORTFOLIO
OPPORTUNITY THROUGH AMERICA'S ENTREPRENEURS

REVIEW

The first half of the Portfolio's fiscal year showed some nice improvement. In the six months ended February 28, 1998, your Capital Appreciation Portfolio was up 13.56 percent for Class A before sales charge. Performance of the Portfolio and the overall market, however, continued to demonstrate a substantial amount of volatility. While large cap stocks have continued to rise, the small-cap growth companies in which this Portfolio mainly invests in have finally begun to perform more in line with the larger stocks. We continued to invest in some of the highest quality, rapidly growing industries, such as computer software, business services, emerging telephone companies and deep water oil services. The Portfolio maintained a broad balance of companies in many different sectors to provide diversification and counter the risk of specific company or industry difficulties.

OUTLOOK

While the economy continues to grow at a reasonable rate along with low inflation, which provides an excellent scenario for smaller cap growth stocks, we remain mindful of the risks that could derail this pleasant situation. Delayed impacts to the U.S. from the Asian problems, and risks of a change in the sizeable flows of money in pension accounts into the U.S. stock market are just two visible risks that we monitor. We continue to search for individual companies with the potential for substantial long-term growth, and to trim positions in those that appear to be past the major part of their high growth phase.

As of February 28, 1998, the median market capitalization of the Portfolio was $1.5 billion. This is above the target range of less than $1 billion, and the increase is due to the continued, significant increase in the value of certain securities held in the Portfolio. We are in the process of restructuring the Portfolio to bring it further into the target capitalization range. As you would expect, this restructuring involves the sale of certain securities and might result in significant capital gains that are required to be distributed to the Portfolio's shareholders. The potential of a capital gain distribution does not have any impact to customers with IRAs or other tax qualified accounts.

Understand that investing in smaller companies can be more volatile over the short term. This is often a result of these companies' higher relative valuations. It appears that a substantial portion of this higher relative valuation was removed over the past nine or 10 months. We continue to believe that investors with patience and a long-term horizon can be rewarded by the capital appreciation of some of the leading growth companies of the future.

VALUE OF $10,000 INVESTED JANUARY 4, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                CAPITAL APPRECIATION
                                             S&P 500***           PORTFOLIO CLASS A
1/4/88                                             $10,000                         $9,525
88                                                 $10,917                         $9,792
89                                                 $12,214                        $11,227
90                                                 $14,514                        $14,481
91                                                 $16,641                        $15,714
92                                                 $19,298                        $21,908
93                                                 $21,341                        $21,352
94                                                 $23,122                        $26,857
95                                                 $24,829                        $25,782
96                                                 $33,446                        $35,519
97                                                 $42,007                        $31,372
98                                                 $56,708                        $39,772
Fortis Capital
Appreciation Portfolio
Average Annual Total Return
                                                                                                                             Since
                                                    1 Year                         5 Year        10 Year          January 4, 1988@
Class A*                                           +20.76%                        +12.15%        +14.49%                   +14.57%
Class A**                                          +26.78%                        +13.25%        +15.05%                   +15.12%

                       Annual period ended February 28
   Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.75%. Prior to January 1, 1996, the portfolio had a sales charge of 4.50%, and therefore, these figures do not represent actual performance that would have been achieved by investing as described above.
  ** These are the portfolios total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
 ***  An unmanaged index of 500 common stocks.
   @  Date shares were first offered to the public.

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 2/28/98

ADDITIONS:                                ELIMINATIONS:
Applied Graphics Technologies, Inc.       CKS Group, Inc.
Assisted Living Concepts, Inc.            Indus International
E*TRADE Group, Inc.                       International Rectifier Corp.
Hexcel Corp.                              Medic Computer Systems, Inc.
Industri-Matematikk International Corp.   MedPartners, Inc.
PeopleSoft, Inc.                          Precision Response Corp.
Pier 1 Imports, Inc.                      Rational Software Corp.
Saville Systems plc ADR                   Scopus Technology, Inc.
Sofamor Danek Group, Inc.                 Seattle Film Works, Inc.
Veritas DGC, Inc.                         TeleTech Holdings, Inc.

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-60.67%

--------------------------------------------------------------------------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 ADVERTISING-PUBLIC RELATIONS-0.74%
        27,500   Interpublic Group of Companies, Inc. (j).....   $   1,300,443    $   1,498,750
                                                                 -------------    -------------
                 AEROSPACE AND EQUIPMENT-0.60%
        47,000   Loral Space and Communications Ltd. (a)......       1,037,921        1,201,437
                                                                 -------------    -------------
                 AIRLINES-0.09%
         5,100   KLM Royal Dutch Air Lines NV.................         187,338          186,787
                                                                 -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.57%
           500   Highwaymaster Communications, Inc. (Warrants)
                   (a) (e)....................................           9,093            5,000
        19,000   Magna International, Inc. Class A (j)                 859,728        1,149,500
                                                                 -------------    -------------
                                                                       868,821        1,154,500
                                                                 -------------    -------------
                 BANKS-2.44%
        24,200   Banc One Corp. (j)...........................         848,687        1,367,300
        15,000   Mellon Bank Corp.............................         940,828          934,687
        29,000   Norwest Corp.................................       1,061,983        1,187,187
        23,000   Union Planters Corp. (j).....................         798,322        1,421,687
                                                                 -------------    -------------
                                                                     3,649,820        4,910,861
                                                                 -------------    -------------
                 BIOMEDICS, GENETICS RESEARCH AND
                 DEVELOPMENT-1.12%
        20,000   Amgen, Inc. (a)..............................       1,075,770        1,062,500
        33,000   Centocor, Inc. (a)...........................       1,218,662        1,190,062
                                                                 -------------    -------------
                                                                     2,294,432        2,252,562
                                                                 -------------    -------------
                 BROADCASTING-0.74%
         6,700   America Online, Inc. (a) (j).................         620,058          811,537
        14,000   Viacom, Inc. Class B (a).....................         545,605          672,000
                                                                 -------------    -------------
                                                                     1,165,663        1,483,537
                                                                 -------------    -------------
                 BUILDING MATERIALS-0.54%
        20,000   Masco Corp...................................       1,047,986        1,087,500
                                                                 -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-1.96%
        23,000   Cognizant Corp...............................         987,840        1,148,562
        37,600   Fiserv, Inc. (a).............................       1,493,973        2,058,600
        19,000   Ingram Micro, Inc. Class A (a) (j)...........         377,028          733,875
                                                                 -------------    -------------
                                                                     2,858,841        3,941,037
                                                                 -------------    -------------
                 CHEMICALS-1.36%
        10,500   Dow Chemical Co..............................       1,032,542          960,750
        35,000   Monsanto Co..................................       1,389,845        1,780,625
                                                                 -------------    -------------
                                                                     2,422,387        2,741,375
                                                                 -------------    -------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-0.77%
        14,000   3Com Corp. (a)...............................         472,500          500,500
        16,000   Cisco Systems, Inc. (a)......................         126,288        1,054,000
                                                                 -------------    -------------
                                                                       598,788        1,554,500
                                                                 -------------    -------------
                 COMPUTER-SOFTWARE-2.90%
        14,000   EMC Corp. (a)................................         492,100          535,500
        22,000   Microsoft Corp. (a) (j)......................         234,344        1,864,500
        16,000   PeopleSoft, Inc. (a) (j).....................         561,405          715,000

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
        59,978   Sterling Commerce, Inc. (a)..................   $     813,216    $   2,736,496
                                                                 -------------    -------------
                                                                     2,101,065        5,851,496
                                                                 -------------    -------------
                 CONTAINERS AND PACKAGING-0.63%
        23,600   Crown Cork & Seal Company, Inc...............       1,121,993        1,274,400
                                                                 -------------    -------------
                 DRUGS-4.79%
        16,000   Abbott Laboratories..........................         727,120        1,197,000
        31,200   Forest Laboratories, Inc. (a) (j)............       1,174,069        1,951,950
        20,000   Lilly (Eli) & Co., Inc.......................         640,344        1,316,250
        56,000   Mylan Laboratories, Inc. (j).................       1,022,978        1,141,000
        22,900   SmithKline Beecham plc ADR (j)...............       1,351,008        1,416,937
        18,000   Warner-Lambert Co............................       2,140,239        2,632,500
                                                                 -------------    -------------
                                                                     7,055,758        9,655,637
                                                                 -------------    -------------
                 ELECTRICAL EQUIPMENT-0.82%
        21,200   General Electric Co..........................         936,634        1,648,300
                                                                 -------------    -------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.03%
         5,000   Intel Corp...................................         197,188          448,437
        29,300   Motorola, Inc................................       1,248,483        1,633,475
                                                                 -------------    -------------
                                                                     1,445,671        2,081,912
                                                                 -------------    -------------
                 FINANCE SERVICES-4.83%
        71,000   Fannie Mae...................................       1,847,316        4,530,687
        63,000   MBNA Corp....................................         401,035        2,256,187
        40,000   MGIC Investment Corp. (j)....................       1,348,608        2,947,500
                                                                 -------------    -------------
                                                                     3,596,959        9,734,374
                                                                 -------------    -------------
                 FOOD-3.91%
       128,000   Archer-Daniels-Midland Co....................       2,692,099        2,872,000
        55,000   Groupe Danone ADR............................       1,705,000        2,193,125
        24,000   Heinz (H.J.) Co..............................         766,680        1,351,500
        31,000   Nabisco Holdings Corp. Class A (j)                  1,470,201        1,462,813
                                                                 -------------    -------------
                                                                     6,633,980        7,879,438
                                                                 -------------    -------------
                 HEALTH CARE SERVICES-0.67%
        16,500   Cardinal Health, Inc.........................         781,880        1,350,938
                                                                 -------------    -------------
                 HOTEL AND GAMING-0.87%
        44,000   Mirage Resorts, Inc. (a).....................         501,600        1,006,500
        17,000   Sun International Hotels Ltd. (a) (j)........         843,144          739,500
                                                                 -------------    -------------
                                                                     1,344,744        1,746,000
                                                                 -------------    -------------
                 INSURANCE-3.17%
        34,500   American International Group, Inc............       2,369,605        4,146,469
        52,000   Hartford Life, Inc. Class A..................       1,774,789        2,239,250
                                                                 -------------    -------------
                                                                     4,144,394        6,385,719
                                                                 -------------    -------------
                 LEISURE TIME-AMUSEMENTS-1.13%
        13,000   Disney (Walt) Co.............................       1,276,434        1,455,188
        55,000   Royal Olympic Cruise Lines, Inc. (a)                  840,739          825,000
                                                                 -------------    -------------
                                                                     2,117,173        2,280,188
                                                                 -------------    -------------
                 MACHINERY-OIL AND WELL-0.51%
        25,000   Baker Hughes, Inc............................       1,076,413        1,023,438
                                                                 -------------    -------------
                 MEDICAL TECHNOLOGY-1.16%
        44,000   Medtronic, Inc. (with rights)................         492,656        2,337,500
                                                                 -------------    -------------
                 NATURAL GAS TRANSMISSIONS-0.58%
        36,000   Williams Companies, Inc. (j).................         882,956        1,176,750
                                                                 -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 OIL AND GAS FIELD SERVICES-2.28%
        16,500   Camco International, Inc. (j)................   $     716,862    $     965,250
        33,000   Precision Drilling Corp. (a) (j).............         646,472          608,438
        36,000   Schlumberger Ltd.............................       1,672,011        2,713,500
        17,000   Trico Marine Services, Inc. (a)..............         476,000          316,625
                                                                 -------------    -------------
                                                                     3,511,345        4,603,813
                                                                 -------------    -------------
                 OIL-CRUDE PETROLEUM AND GAS-1.45%
        10,000   EVI, Inc. (a) (j)............................         493,103          490,625
        40,600   Nuevo Energy Co. (a).........................       1,590,500        1,456,525
        87,000   Santa Fe Energy Resources, Inc. (a)                   777,781          973,313
                                                                 -------------    -------------
                                                                     2,861,384        2,920,463
                                                                 -------------    -------------
                 OIL-OFFSHORE DRILLING-0.26%
        15,000   Santa Fe International Corp..................         445,350          531,563
                                                                 -------------    -------------
                 PAPER-0.68%
        40,000   St. Joe Corp.................................       1,360,000        1,365,000
                                                                 -------------    -------------
                 PERSONAL SERVICES-0.26%
        14,000   Service Corp. International (j)..............         539,611          530,250
                                                                 -------------    -------------
                 POLLUTION CONTROL-0.61%
        36,000   U.S. Filter Corp. (a) (j)....................       1,115,479        1,221,750
                                                                 -------------    -------------
                 PRECISION INSTRUMENTS-TEST, RESEARCH-0.30%
         8,300   Perkin-Elmer Corp............................         650,729          607,456
                                                                 -------------    -------------
                 PUBLISHING-1.27%
         5,100   CMP Media, Inc. Class A (a)..................         112,200          120,488
        36,000   Time Warner, Inc.............................       1,894,425        2,430,000
                                                                 -------------    -------------
                                                                     2,006,625        2,550,488
                                                                 -------------    -------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.27%
        48,000   Tranz Rail Holdings Ltd. ADR.................         864,000          534,000
                                                                 -------------    -------------
                 RESTAURANTS AND FRANCHISING-0.41%
        15,000   McDonald's Corp..............................         837,150          821,250
                                                                 -------------    -------------
                 RETAIL-DEPARTMENT STORES-1.07%
        27,000   Kohl's Corp. (a).............................         528,074        2,165,063
                                                                 -------------    -------------
                                                                                     Market
     Shares                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 RETAIL-SPECIALTY-3.53%
        59,800   Cendant Corp. (a)............................   $     704,345    $   2,242,500
        58,000   Costco Companies, Inc. (a)...................         869,500        2,834,750
        32,000   Home Depot, Inc..............................         419,098        2,042,000
                                                                 -------------    -------------
                                                                     1,992,943        7,119,250
                                                                 -------------    -------------
                 RETAIL-VARIETY AND VARIETY MAIL ORDER-0.68%
        37,100   Walgreen Co..................................       1,212,503        1,361,106
                                                                 -------------    -------------
                 TELECOMMUNICATION EQUIPMENT-0.97%
        18,200   Ericsson (L.M.) Telephone Co. Class B ADR....         184,926          824,688
        18,600   Tellabs, Inc.(a).............................         375,832        1,122,975
                                                                 -------------    -------------
                                                                       560,758        1,947,663
                                                                 -------------    -------------
                 TELEPHONE SERVICES-3.89%
        65,000   AirTouch Communications, Inc. (a)                   1,685,363        2,920,938
        51,200   Frontier Corp................................       1,247,137        1,417,600
        26,000   MCI Communications Corp......................       1,040,625        1,243,125
        59,016   WorldCom, Inc. (a) (j).......................         347,180        2,253,674
                                                                 -------------    -------------
                                                                     4,320,305        7,835,337
                                                                 -------------    -------------
                 TOBACCO-1.16%
        54,000   Philip Morris Companies, Inc.................       1,936,964        2,345,625
                                                                 -------------    -------------
                 TOYS-1.44%
        68,488   Mattel, Inc. (j).............................         643,894        2,897,899
                                                                 -------------    -------------
                 UTILITIES-ELECTRIC-1.61%
        57,000   AES Corp. (a)................................       1,469,950        2,508,000
        43,000   UniSource Energy Corp. Holding Company (a)
                   (j)........................................         718,890          733,688
                                                                 -------------    -------------
                                                                     2,188,840        3,241,688
                                                                 -------------    -------------
                 WASTE DISPOSAL-0.60%
        29,000   U.S.A. Waste Services, Inc. (a) (j)..........       1,036,088        1,207,125
                                                                 -------------    -------------
                 TOTAL COMMON STOCKS..........................   $  79,776,758    $ 122,245,725
                                                                 -------------    -------------
                                                                 -------------    -------------

ASSET BACKED SECURITIES-9.26%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 COMMERCIAL LOANS-5.12%
   $  882,332    DLJ Mortgage Acceptance Corp., 7.28% Ser
                   1996-CF1 Class A-1A 3-13-2028 (e)..........          AAA     $     888,849    $     913,213
    1,250,000    First Union Lehman Brothers Commercial
                   Mortgage, 7.30% Ser 1997-C1 Class A2
                   12-18-2006.................................         Aaa*         1,262,372        1,315,512
      355,000    GMAC Commercial Mortgage Securities, Inc.,
                   7.08% Ser 1997-C1 Class E 12-15-2010.......        Baa2*           356,726          358,217
      631,649    GS Mortgage Securities Corp. II Protective
                   Life, 7.02% Ser 1996-PL Class A1
                   3-1-2026...................................         Aaa*           631,609          644,282
    1,754,127    J.P. Morgan Commercial Mortgage Finance
                   Corp., 6.47% Ser 1996-C2 Class A
                   11-25-2027.................................          AAA         1,676,421        1,761,968
      885,829    Merrill Lynch Mortgage Investors, Inc., 6.79%
                   Variable Rate Ser 1995-C3 Class A1
                   12-26-2025.................................          AAA           893,890          899,143
      700,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................           AA           706,439          754,906
    1,750,000    Mortgage Capital Funding, Inc., 7.90% Ser
                   1996-MC1 Class B 2-15-2006.................          AA+         1,765,826        1,883,893
      470,000    Nationslink Funding Corp., 7.51% Ser 1996-1
                   Class A2 7-20-2005.........................          AAA           470,504          493,627

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $1,252,709    Nationslink Funding Corp., 7.53% Ser 1996-1
                   Class A1 9-20-2002.........................          AAA     $   1,262,244    $   1,303,206
                                                                                -------------    -------------
                                                                                    9,914,880       10,327,967
                                                                                -------------    -------------
                 HOUSING-0.63%
      750,000    Money Store (The) Home Improvement Trust,
                   7.41% Ser 1997-1 Class M1 5-15-2017........           AA           753,002          776,531
      500,000    TMS Residential Trust, 7.08% 1997-I-M1
                   7-15-2016..................................           AA           499,923          497,813
                                                                                -------------    -------------
                                                                                    1,252,925        1,274,344
                                                                                -------------    -------------
                 MANUFACTURED HOMES-0.78%
    1,500,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................         Aa2*
                                                                                    1,494,141        1,566,102
                                                                                -------------    -------------
                 MULTI-FAMILY LOANS-1.51%
    1,500,000    DLJ Mortgage Acceptance Corp., 8.50%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1994-MF4 Class A2 4-18-2001................            A         1,520,323        1,556,640
    1,000,000    DLJ Mortgage Acceptance Corp., 8.80%
                   Multifamily Mtg Pass Thru Certificate Ser
                   1993-MF12 Class B1 9-18-2003...............           NR           982,500        1,048,890
      546,261    Fund America Structured Transactions, L.P.,
                   Collateralized Note, 8.76% Ser 1996-1 Class
                   A Principal Only 1-1-2033 (f) (h)..........        Baa3*           410,442          433,082
                                                                                -------------    -------------
                                                                                    2,913,265        3,038,612
                                                                                -------------    -------------
                 WHOLE LOAN RESIDENTIAL-1.22%
      945,515    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................           AA           944,926          962,600
    1,467,882    PNC Mortgage Securities Corp., 7.50% Ser 1997
                   Class 2PP1 7-25-2027.......................          AAA         1,464,462        1,490,928
                                                                                -------------    -------------
                                                                                    2,409,388        2,453,528
                                                                                -------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $  17,984,599    $  18,660,553
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-6.96%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AEROSPACE AND EQUIPMENT-0.27%
   $  500,000    Lockheed Martin Corp., 7.65% Deb 5-1-2016....         BBB+     $     502,840    $     544,545
                                                                                -------------    -------------
                 AIR FREIGHT-0.26%
      495,754    Federal Express Corp., 7.50% 1997-A Pass Thru
                   Certificate 1-15-2018......................          AAA           495,753          530,392
                                                                                -------------    -------------
                 BANKS-0.64%
      500,000    Bank Austria AG, 7.25% Sub Note 2-15-2017
                   (f)........................................          AAA           499,073          528,299
      250,000    Corestates Capital Corp., 6.75% Medium Term
                   Note 11-15-2006............................           A-           251,808          255,962
      500,000    St. Paul Bancorp, Inc., 7.125% Sr Note
                   2-15-2004..................................         BBB-           497,963          513,865
                                                                                -------------    -------------
                                                                                    1,248,844        1,298,126
                                                                                -------------    -------------
                 BROKERAGE AND INVESTMENT-0.64%
      500,000    Bear Stearns Capital Trust I, 7.00% Variable
                   Rate Bond 1-15-2027........................          BBB           499,712          508,196
      750,000    Lehman Brothers Holdings, 7.375% Sr Note
                   5-15-2004..................................            A           747,311          782,242
                                                                                -------------    -------------
                                                                                    1,247,023        1,290,438
                                                                                -------------    -------------
                 CHEMICALS-0.52%
    1,000,000    Lyondell Petrochemical, 7.55% Deb
                   2-15-2026..................................         BBB-           946,497        1,045,161
                                                                                -------------    -------------
                 CONSUMER FINANCE-0.25%
      500,000    Beneficial Corp., 6.33% Medium Term Note
                   12-18-2000.................................            A           496,290          501,052
                                                                                -------------    -------------
                 ENERGY-0.28%
      500,000    NGC Corp. Capital Trust, 8.32% 6-1-2027......          BBB           500,000          562,931
                                                                                -------------    -------------
                 FINANCE COMPANIES-0.25%
      500,000    Homeside Lending, Inc., 6.875% Medium Term
                   Note 6-30-2002.............................           A+           499,854          509,547
                                                                                -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1998 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 FOREIGN-GOVERNMENT-0.13%
   $  250,000    Poland (Republic of), 7.125% Yankee Bond
                   7-1-2004...................................         BBB-     $     248,822    $     252,812
                                                                                -------------    -------------
                 FOREIGN-GOVERNMENT AGENCIES-0.26%
      500,000    Quebec (Province of), 7.50% Yankee Bond
                   7-15-2002..................................           A+           513,990          523,845
                                                                                -------------    -------------
                 FOREST PRODUCTS-0.59%
      500,000    Fort James Corp., 6.50% Sr Note 9-15-2002....         BBB-           499,435          503,555
      600,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-           616,932          688,248
                                                                                -------------    -------------
                                                                                    1,116,367        1,191,803
                                                                                -------------    -------------
                 MEDIA-0.25%
      500,000    News America Holdings, 7.50% Sr Note
                   3-1-2000...................................         BBB-           504,964          511,764
                                                                                -------------    -------------
                 MISCELLANEOUS-0.28%
      500,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Fiscal 1991 Ser D 8-1-2005....         BBB+           476,228          567,222
                                                                                -------------    -------------
                 NATURAL GAS TRANSMISSIONS-0.53%
      750,000    Tennessee Gas Pipeline, 7.50% Bond
                   4-1-2017...................................          BBB           738,267          804,921
      250,000    Trans-Canada Pipelines Ltd., 7.06% Note
                   10-14-2025.................................           A-           250,000          256,046
                                                                                -------------    -------------
                                                                                      988,267        1,060,967
                                                                                -------------    -------------
                 REAL ESTATE-INVESTMENT TRUST-0.27%
      500,000    Meditrust, 7.82% Note 9-10-2026..............         BBB-           523,269          544,410
                                                                                -------------    -------------
                 SUPRANATIONAL-0.38%
      750,000    Corp Andina De Fomento, 7.10% Yankee Bond
                   2-1-2003...................................         BBB+           749,628          761,372
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-0.26%
      500,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................         BBB-           499,012          526,957
                                                                                -------------    -------------
                 TELEPHONE SERVICES-0.51%
      500,000    Century Telephone Enterprises, Inc., 6.15%
                   1-15-2005..................................         BBB+           499,251          489,643
      500,000    GTE Corp., 7.51% Note 4-1-2009...............            A           496,138          539,277
                                                                                -------------    -------------
                                                                                      995,389        1,028,920
                                                                                -------------    -------------
                 UTILITIES-ELECTRIC-0.39%
      750,000    Texas Utilities Electric Capital V, 8.175%
                   1-30-2037..................................          BBB           750,000          774,735
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $  13,303,037    $  14,026,999
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-NON-INVESTMENT GRADE-7.59%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.26%
   $  500,000    Highwaymaster, Inc., 13.75% Sr Note
                   9-15-2005..................................           NR     $     520,274    $     523,750
                                                                                -------------    -------------
                 BROADCASTING-0.27%
      500,000    Sinclair Broadcasting Group, Inc., 10.00% Sr
                   Sub Note 9-30-2005.........................            B           500,000          537,500
                                                                                -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-0.25%
      500,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007 (f).........................           B-           490,789          505,000
                                                                                -------------    -------------
                 CABLE TELEVISION-1.25%
      500,000    Adelphia Communications, Inc., 9.25% Sr Note
                   10-1-2002..................................          B3*           509,708          518,750
      500,000    Australis Media Ltd., 14.00% Sr Sub Disc Note
                   5-15-2003 (Zero coupon through 5-15-2000,
                   thereafter 15.75%) (g).....................            D           391,207          200,000
      500,000    Cablevision Systems Corp., 10.50% Sr Sub Deb
                   5-15-2016..................................          BB-           507,341          578,750
      527,500    Falcon Holding Group, L.P., 11.00% Sr Sub
                   Note Ser B 9-15-2003 (Interest is
                   Payable-in-Kind) (j).......................           NR           524,346          559,150
      500,000    Lenfest Communications, 8.25% Sr Note
                   2-15-2008 (f)..............................          BB-           498,636          498,750

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
   $  500,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................           B-     $     490,117    $     165,000
                                                                                -------------    -------------
                                                                                    2,921,355        2,520,400
                                                                                -------------    -------------
                 COMPUTER-HARDWARE-0.29%
      500,000    Unisys Corp., 11.75% Sr Note 10-15-2004......           B+           540,867          581,875
                                                                                -------------    -------------
                 COSMETICS AND SUNDRIES-0.25%
      500,000    Revlon Consumer Products, 8.625% Sr Note
                   2-1-2008 (f)...............................           B-           499,831          498,750
                                                                                -------------    -------------
                 ENERGY-0.25%
      500,000    Energy Corp. of America, 9.50% Sr Sub Note
                   5-15-2007..................................            B           500,000          498,750
                                                                                -------------    -------------
                 FOOD-MISCELLANEOUS-0.26%
      500,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........           B+           500,000          533,125
                                                                                -------------    -------------
                 HEALTH CARE SERVICES-0.27%
      500,000    Tenet Healthcare Corp., 10.125% Sr Sub Note
                   3-1-2005...................................          BB-           529,837          548,125
                                                                                -------------    -------------
                 HOTEL AND MOTEL-0.26%
      500,000    HMH Properties, Inc., 9.50% Sr Note
                   5-15-2005..................................          BB-           521,308          531,250
                                                                                -------------    -------------
                 HOUSING-0.27%
      500,000    MDC Holdings, Inc., 11.125% Note
                   12-15-2003.................................          BB-           525,025          550,000
                                                                                -------------    -------------
                 INDUSTRIAL-0.70%
      500,000    Intelcom Group (USA), Inc., 10.26% 5-1-2006
                   (Zero coupon through 5-1-2001, thereafter
                   12.50%) (g)................................           NR           379,232          388,125
      500,000    Inter-City Products Corp. USA, 9.75% Sr
                   Secured Note 3-1-2000......................           B+           511,851          507,500
      500,000    Speedway Motorsports, Inc., 8.50% Sr Sub Deb
                   8-15-2007..................................           B+           504,217          522,500
                                                                                -------------    -------------
                                                                                    1,395,300        1,418,125
                                                                                -------------    -------------
                 PUBLISHING-0.47%
      500,000    Nebraska Book Co., 8.75% Sr Sub Note
                   2-15-2008 (e)..............................           B-           503,116          497,500
      375,000    Petersen Publishing Co. LLC, 11.125% Sr Sub
                   Note 11-15-2006............................            B           419,908          446,250
                                                                                -------------    -------------
                                                                                      923,024          943,750
                                                                                -------------    -------------
                 STEEL AND IRON-0.27%
      500,000    Weirton Steel Corp., 11.375% Sr Note 7-1-2004
                   (j)........................................            B           545,365          538,750
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-1.72%
      500,000    Hyperion Telecommunication, 12.25% Sr Note
                   9-1-2004...................................            B           547,251          565,000
      250,000    Intermedia Communications, 8.50% Sr Note
                   1-15-2008 (f)..............................            B           256,510          258,438
      500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................           B-           561,154          568,750
      500,000    Nextel Communications, Inc., 10.25% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (g)..........         CCC+           321,022          323,750
      500,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006
                   (j)........................................         CCC+           488,556          546,875
      500,000    Phonetel Technologies, Inc., 12.00% Sr Note
                   12-15-2006 (j).............................           B-           501,191          523,750
      250,000    Poland Telecommunications Finance Corp.,
                   14.00% Sr Note 12-1-2007 (with warrants)
                   (e)........................................           NR           250,000          268,125
      500,000    Winstar Communications, Inc., 9.83% Sr Disc
                   Note 10-15-2005 (Zero coupon through
                   10-15-2000, thereafter 14.00%) (g).........         CCC+           415,670          410,000
                                                                                -------------    -------------
                                                                                    3,341,354        3,464,688
                                                                                -------------    -------------
                 TEXTILE MANUFACTURING-0.27%
      500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................           B+           525,748          542,500
                                                                                -------------    -------------
                 TRANSPORTATION-0.28%
      500,000    Greyhound Lines, Inc., 11.50% Sr Note
                   4-15-2007..................................           B-           539,769          561,875
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $  15,319,846    $  15,298,213
                                                                                -------------    -------------
                                                                                -------------    -------------

FORTIS STOCK FUNDS
ASSET ALLOCATION PORTFOLIO (CONTINUED)
Schedule of Investments
February 28, 1998 (Unaudited)

U.S. GOVERNMENT SECURITIES-12.18%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.93%
                 MORTGAGE BACKED SECURITIES:
   $  675,000    6.00% 2003 (i)...............................   $     667,195    $     665,504
    3,000,000    6.50% 2028 (i)...............................       2,959,219        2,969,046
    2,262,640    7.00% 2028 (i)...............................       2,288,095        2,286,667
      467,877    7.50% 2028 (i)...............................         480,305          480,156
    1,285,409    8.00% 2025...................................       1,304,891        1,331,998
      181,196    9.00% 2016-2021..............................         178,848          192,408
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       7,878,553        7,925,779
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                 0.97%
                 MORTGAGE BACKED SECURITIES:
    1,775,929    9.00% 2023...................................       1,833,646        1,903,574
       40,978    9.50% 2019...................................          40,645           44,448
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       1,874,291        1,948,022
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES - 7.28%
                 BONDS:
    2,965,000    6.125% 2027 (j)..............................       3,057,112        3,048,391
      750,000    8.125% 2021..................................         951,467          947,109
                                                                 -------------    -------------
                                                                     4,008,579        3,995,500
                                                                 -------------    -------------
                 NOTES:
      500,000    5.625% 1999 (j)..............................         501,671          500,313
      450,000    6.00% 2000 (j)...............................         455,949          454,359
      220,000    6.125% 2007..................................         227,713          226,806
    1,080,000    6.25% 2002...................................       1,103,979        1,105,650
    4,685,000    6.375% 2000..................................       4,777,015        4,761,131
    2,045,000    6.625% 2002-2007 (j).........................       2,171,605        2,166,425
                                                                 -------------    -------------
                                                                     9,237,932        9,214,684
                                                                 -------------    -------------
                 STRIPS:
    2,050,000    5.98% 2009 (g)...............................       1,028,410        1,033,259
      550,000    6.05% 2019 (g)...............................         157,594          155,792
    1,100,000    6.12% 2021 (g)...............................         263,768          264,120
                                                                 -------------    -------------
                                                                     1,449,772        1,453,171
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............      14,696,283       14,663,355
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............      24,449,127       24,537,156
                                                                 -------------    -------------
                 TOTAL LONG-TERM INVESTMENTS..................   $ 150,833,367    $ 194,768,646
                                                                 -------------    -------------
                                                                 -------------    -------------

SHORT-TERM INVESTMENTS-6.18%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-0.00%
   $    8,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.44%.............   $       8,000
                                                                 -------------
                 INVESTMENT COMPANY-2.56%
    5,165,472    Norwest Advantage Cash Investment Fund,
                   Current rate -- 5.40%......................       5,165,472
                                                                 -------------
                 DIVERSIFIED FINANCE-3.62%
    7,289,000    Norwest Bank Associates Corp. Master Variable
                   Rate Note, Current rate -- 5.45%...........       7,289,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................      12,462,472
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $163,295,839) (b)..........................   $ 207,231,118
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $163,296,752 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $45,809,362
Unrealized depreciation.....................................   (1,874,996)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $43,934,366
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.53% of total net assets as of February 28, 1998.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                         Cost Basis
------------------  -----------  -------------------------------------------------------------------------------  -----------
May 17, 1996           882,332   DLJ Mortgage Acceptance Corp. due 2028                                            $ 888,849
January 7, 1998            500   Highwaymaster Communications, Inc. (Warrants)                                         9,093
February 11, 1998      500,000   Nebraska Book Co. due 2008                                                          503,116
November 24, 1998      250,000   Poland Telecommunications Finance Corp. due 2007                                    250,000

    The aggregate value of these securities at February 28, 1998, was $1,683,838, which represents .84% of total net assets.
 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at February 28, 1998, was $2,722,319, which represents 1.35% of total net assets.
 (g) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (h) The interest rate disclosed for principal only strips represents the effective yield at February 28, 1998. These investments have been identified by portfolio management as liquid securities. The aggregate value of these securities at February 28, 1998, was $433,082, which represents .21% of total net assets.
 (i) The cost of securities purchased on a when-issued basis at February 28, 1998, was $6,394,814.
 (j) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.
  * Moody's Rating

FORTIS STOCK FUNDS
VALUE FUND
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-90.20%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 AEROSPACE AND EQUIPMENT-4.03%
         6,100   Lockheed Martin Corp.........................   $    620,864    $    711,794
         4,300   Raytheon Co. Class A.........................        217,426         249,400
         8,809   Raytheon Co. Class B (e).....................        482,448         518,079
                                                                 ------------    ------------
                                                                    1,320,738       1,479,273
                                                                 ------------    ------------
                 APPAREL-0.45%
         5,100   Fruit of the Loom, Inc. Class A (a)..........        185,314         163,837
                                                                 ------------    ------------
                 AUTOMOBILE MANUFACTURERS-1.50%
         8,000   General Motors Corp..........................        452,421         551,500
                                                                 ------------    ------------
                 BANKS-9.07%
        11,500   Bank of New York Co., Inc....................        391,034         673,469
         6,700   BankAmerica Corp.............................        445,951         519,249
         4,700   Chase Manhattan Corp.........................        461,263         583,094
         7,400   Republic New York Corp.......................        809,434         895,400
         5,700   U.S. Bancorp.................................        454,387         655,856
                                                                 ------------    ------------
                                                                    2,562,069       3,327,068
                                                                 ------------    ------------
                 BROADCASTING-0.75%
         7,900   Comcast Corp. Special Class A................        170,539         276,500
                                                                 ------------    ------------
                 BUILDING MATERIALS-1.87%
         5,900   Masco Corp...................................        303,151         320,812
        11,800   Owens Corning................................        344,613         364,325
                                                                 ------------    ------------
                                                                      647,764         685,137
                                                                 ------------    ------------
                 BUSINESS SERVICES AND SUPPLIES-0.69%
         4,600   Fiserv, Inc. (a).............................        168,328         251,850
                                                                 ------------    ------------
                 CHEMICALS-SPECIALTY-1.87%
         5,900   Air Products and Chemicals, Inc..............        468,949         495,231
         5,800   Morton International, Inc. (with rights)             198,377         191,762
                                                                 ------------    ------------
                                                                      667,326         686,993
                                                                 ------------    ------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-0.46%
         2,550   Cisco Systems, Inc. (a)......................        140,887         167,981
                                                                 ------------    ------------
                 COMPUTER-SOFTWARE-2.18%
         3,300   Automatic Data Processing, Inc...............        171,191         201,506
         4,600   Computer Associates International, Inc.......        211,116         216,775
         8,400   Sterling Commerce, Inc. (a)..................        298,412         383,250
                                                                 ------------    ------------
                                                                      680,719         801,531
                                                                 ------------    ------------
                 CONSUMER GOODS-0.59%
         3,600   Illinois Tool Works, Inc.....................        210,328         215,775
                                                                 ------------    ------------
                 CONTAINERS AND PACKAGING-2.87%
        11,700   Crown Cork & Seal Company, Inc. (e)                  599,302         631,800
        10,900   Sonoco Products Co...........................        377,674         421,694
                                                                 ------------    ------------
                                                                      976,976       1,053,494
                                                                 ------------    ------------
                 DRUGS-3.14%
         4,600   Abbott Laboratories..........................        280,056         344,137
         2,300   Bristol-Myers Squibb Co......................        189,592         230,431
         2,300   Johnson & Johnson............................        140,531         173,650
         3,900   Lilly (Eli) & Co., Inc.......................        251,860         256,669
         1,000   Warner-Lambert Co............................        135,892         146,250
                                                                 ------------    ------------
                                                                      997,931       1,151,137
                                                                 ------------    ------------

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 ELECTRICAL EQUIPMENT-1.02%
         4,800   General Electric Co..........................   $    227,793    $    373,200
                                                                 ------------    ------------
                 ELECTRIC PRODUCTS-1.51%
         7,000   Honeywell, Inc...............................        479,175         554,750
                                                                 ------------    ------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-0.68%
         2,800   Intel Corp...................................        198,150         251,125
                                                                 ------------    ------------
                 FINANCE SERVICES-5.71%
         5,600   BankBoston Corp..............................        444,199         558,250
         8,900   Fannie Mae...................................        388,258         567,931
        11,700   Finova Group, Inc............................        411,383         643,500
         2,500   Household International, Inc.................        310,475         324,687
                                                                 ------------    ------------
                                                                    1,554,315       2,094,368
                                                                 ------------    ------------
                 FOOD-2.85%
        14,500   Archer-Daniels-Midland Co....................        324,518         325,344
         3,900   Campbell Soup Co.............................        221,273         226,444
         6,900   ConAgra, Inc. (e)............................        204,415         207,000
         6,100   Sysco Corp...................................        220,532         287,081
                                                                 ------------    ------------
                                                                      970,738       1,045,869
                                                                 ------------    ------------
                 FREIGHT CARRIERS-0.44%
         4,100   CNF Transportation, Inc......................        160,100         160,412
                                                                 ------------    ------------
                 GLASS AND GLASS PRODUCTS, POTTERY-0.35%
         3,200   Corning, Inc.................................        153,242         130,000
                                                                 ------------    ------------
                 HEALTH CARE SERVICES-1.60%
        15,700   Tenet Healthcare Corp. (a)...................        510,047         585,806
                                                                 ------------    ------------
                 HOTEL AND GAMING-1.49%
        11,300   Promus Hotel Corp. (with rights) (a).........        499,573         545,225
                                                                 ------------    ------------
                 HOUSEHOLD PRODUCTS-2.22%
         2,500   Clorox Co....................................        191,731         219,375
         6,600   Kimberly-Clark Corp..........................        330,327         367,537
         2,700   Procter & Gamble Co..........................        190,361         229,331
                                                                 ------------    ------------
                                                                      712,419         816,243
                                                                 ------------    ------------
                 INSURANCE-3.22%
         5,000   American International Group, Inc............        505,364         600,937
         5,900   Hartford Financial Services Group............        510,252         579,675
                                                                 ------------    ------------
                                                                    1,015,616       1,180,612
                                                                 ------------    ------------
                 LEISURE TIME-AMUSEMENTS-1.07%
         3,500   Disney (Walt) Co.............................        295,088         391,781
                                                                 ------------    ------------
                 MEDICAL SUPPLIES-0.43%
         2,800   Baxter International, Inc....................        123,559         158,550
                                                                 ------------    ------------
                 METALS-FABRICATING-1.36%
        10,900   Newell Co....................................        456,203         500,037
                                                                 ------------    ------------
                 NATURAL GAS TRANSMISSIONS-3.08%
         6,500   Coastal Corp.................................        395,343         413,563
        10,100   Enron Corp. (e)..............................        417,532         474,700
         6,600   MCN Energy Group, Inc. (e)...................        211,807         242,963
                                                                 ------------    ------------
                                                                    1,024,682       1,131,226
                                                                 ------------    ------------

--------------------------------------------------------------------------------

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 OFFICE EQUIPMENT AND SUPPLIES-2.38%
         4,700   Compaq Computer Corp.........................   $    169,004    $    150,694
         2,600   International Business Machines Corp.                240,779         271,538
         9,600   Pitney Bowes, Inc............................        313,416         450,000
                                                                 ------------    ------------
                                                                      723,199         872,232
                                                                 ------------    ------------
                 OIL-CRUDE PETROLEUM AND GAS-6.16%
        10,100   Anadarko Petroleum Corp......................        591,858         651,450
        11,000   Apache Corp..................................        385,047         374,000
        12,500   Burlington Resources, Inc....................        560,636         559,375
         8,300   Chevron Corp.................................        619,390         673,338
                                                                 ------------    ------------
                                                                    2,156,931       2,258,163
                                                                 ------------    ------------
                 OIL-OFFSHORE DRILLING-0.85%
         3,400   Diamond Offshore Drilling, Inc...............        149,137         154,063
         3,700   Transocean Offshore, Inc.....................        153,457         159,100
                                                                 ------------    ------------
                                                                      302,594         313,163
                                                                 ------------    ------------
                 OIL-REFINING-0.87%
         4,100   Atlantic Richfield Co........................        297,590         318,775
                                                                 ------------    ------------
                 PAPER-1.54%
        12,443   Fort James Corp. (e).........................        414,813         564,601
                                                                 ------------    ------------
                 PERSONAL SERVICES-1.53%
        14,800   Service Corp. International (e)..............        502,153         560,550
                                                                 ------------    ------------
                 PRECISION INSTRUMENTS-TEST, RESEARCH-2.02%
        11,600   Emerson Electric Co..........................        615,939         740,225
                                                                 ------------    ------------
                 PUBLISHING-1.20%
         5,800   McGraw Hill Companies, Inc...................        386,474         438,625
                                                                 ------------    ------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.68%
         2,500   Burlington Northern Santa Fe Corp............        235,756         249,063
                                                                 ------------    ------------
                 REAL ESTATE-INVESTMENT TRUST-0.59%
         8,100   Liberty Property Trust.......................        206,272         215,156
                                                                 ------------    ------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 RETAIL-DEPARTMENT STORES-2.25%
        14,000   Federated Department Stores, Inc. (a)           $    532,598    $    656,250
         2,400   JC Penney Company, Inc.......................        163,896         169,650
                                                                 ------------    ------------
                                                                      696,494         825,900
                                                                 ------------    ------------
                 RETAIL-SPECIALTY-1.44%
         8,600   AutoZone, Inc. (a) (e).......................        253,012         260,150
         4,600   Lowe's Companies, Inc........................        171,533         268,813
                                                                 ------------    ------------
                                                                      424,545         528,963
                                                                 ------------    ------------
                 TELECOMMUNICATIONS-1.17%
        13,400   Cincinnati Bell, Inc.........................        388,817         428,800
                                                                 ------------    ------------
                 TELECOMMUNICATION EQUIPMENT-0.33%
         2,700   Ericsson (L.M.) Telephone Co. Class B ADR....        123,100         122,344
                                                                 ------------    ------------
                 TELEPHONE SERVICES-4.44%
         5,451   Bell Atlantic Corp...........................        338,476         489,227
         5,600   GTE Corp.....................................        238,987         303,100
         5,900   SBC Communications, Inc......................        329,932         446,188
         5,900   Sprint Corp..................................        250,092         389,400
                                                                 ------------    ------------
                                                                    1,157,487       1,627,915
                                                                 ------------    ------------
                 TOBACCO-0.51%
         4,300   Philip Morris Companies, Inc.................        181,641         186,781
                                                                 ------------    ------------
                 UTILITIES-ELECTRIC-3.79%
        11,900   CMS Energy Corp..............................        462,221         526,575
         7,400   Duke Energy Corp.............................        391,810         411,163
         9,700   New Century Energies, Inc....................        415,164         452,263
                                                                 ------------    ------------
                                                                    1,269,195       1,390,001
                                                                 ------------    ------------
                 UNIT INVESTMENT TRUST-1.43%
         5,000   S & P 500 Depositary Receipt (e).............        512,778         525,313
                                                                 ------------    ------------
                 WASTE DISPOSAL-0.52%
         4,600   U.S.A. Waste Services, Inc. (a) (e)..........        185,010         191,475
                                                                 ------------    ------------
                 TOTAL COMMON STOCKS..........................   $ 28,342,828    $ 33,089,325
                                                                 ------------    ------------
                                                                 ------------    ------------

FORTIS STOCK FUNDS
VALUE FUND (CONTINUED)
Schedule of Investments
February 28, 1998 (Unaudited)

SHORT-TERM INVESTMENTS-10.40%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-0.00%
   $      598    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.44%.............   $       598
                                                                 ------------
                 INVESTMENT COMPANY-2.14%
      787,155    Norwest Advantage Cash Investment Fund,
                   Current rate -- 5.40%......................       787,155
                                                                 ------------
                 DIVERSIFIED FINANCE-3.64%
    1,335,000    Norwest Bank Associates Corp. Master Variable
                   Rate Note, Current rate -- 5.45%...........     1,335,000
                                                                 ------------
                 U.S. GOVERNMENT AGENCY-4.62%
      700,000    Federal Home Loan Mortgage Corp., 5.52%,
                   3-12-1998..................................       698,736
    1,000,000    Federal Home Loan Mortgage Corp., 5.58%,
                   3-26-1998..................................       996,042
                                                                 ------------
                                                                   1,694,778
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     3,817,531
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $32,160,359) (b)...........................   $36,906,856
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $32,161,741 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $4,862,891
Unrealized depreciation.....................................    (117,776)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $4,745,115
------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents .33% of total net assets as of February 28, 1998.
 (e) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
GROWTH & INCOME FUND
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-82.54%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 AEROSPACE AND EQUIPMENT-1.20%
         4,300   United Technologies Corp.....................   $    293,044    $    384,044
                                                                 ------------    ------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-2.56%
        11,000   Genuine Parts Co.............................        355,728         407,000
        10,000   Tenneco, Inc.................................        442,494         411,250
                                                                 ------------    ------------
                                                                      798,222         818,250
                                                                 ------------    ------------
                 BANKS-4.67%
         9,350   Banc One Corp. (f)...........................        389,094         528,275
         2,000   Chase Manhattan Corp.........................        193,604         248,125
         4,000   Fleet Financial Group, Inc...................        284,240         315,250
           755   U.S. Bancorp.................................         56,223          86,872
         4,700   Washington Mutual, Inc. (f)..................        257,658         315,487
                                                                 ------------    ------------
                                                                    1,180,819       1,494,009
                                                                 ------------    ------------
                 BUSINESS SERVICES AND SUPPLIES-1.00%
         7,000   Omnicom Group, Inc...........................        183,284         320,250
                                                                 ------------    ------------
                 CONSUMER GOODS-0.99%
         8,000   Fortune Brands, Inc..........................        271,390         317,500
                                                                 ------------    ------------
                 DIVERSIFIED COMPANIES-1.73%
         3,200   Chemed Corp..................................        127,328         126,400
         5,000   Minnesota Mining and Manufacturing Co........        407,578         426,562
                                                                 ------------    ------------
                                                                      534,906         552,962
                                                                 ------------    ------------
                 DRUGS-11.05%
         5,300   Abbott Laboratories..........................        314,524         396,506
         5,500   American Home Products Corp..................        365,985         515,625
        13,200   Glaxo Wellcome plc ADR (f)...................        545,954         716,925
         4,000   Johnson & Johnson............................        266,549         302,000
         7,000   Lilly (Eli) & Co., Inc.......................        271,673         460,687
         4,000   Merck & Co., Inc.............................        348,981         510,250
        16,000   Pharmacia and UpJohn, Inc....................        631,339         633,000
                                                                 ------------    ------------
                                                                    2,745,005       3,534,993
                                                                 ------------    ------------
                 ELECTRICAL EQUIPMENT-1.70%
         7,000   General Electric Co..........................        377,893         544,250
                                                                 ------------    ------------
                 FINANCE SERVICES-6.40%
         3,300   American Express Co..........................        203,239         297,206
         4,000   Beneficial Corp..............................        279,095         472,000
         3,900   Fannie Mae...................................        144,347         248,869
         4,000   Household International, Inc.................        376,000         519,500
         3,200   Marsh and Mclennan Companies, Inc.                   235,811         277,400
         6,468   MBNA Corp....................................         93,145         231,635
                                                                 ------------    ------------
                                                                    1,331,637       2,046,610
                                                                 ------------    ------------
                 FOOD-4.45%
         7,200   ConAgra, Inc. (f)............................        208,978         216,000
         8,000   Groupe Danone ADR............................        249,640         319,000
         6,800   Heinz (H.J.) Co..............................        256,549         382,925
         5,000   Keebler Foods Co. (a) (f)....................        120,000         156,875
         6,500   Quaker Oats Co...............................        295,200         350,187
                                                                 ------------    ------------
                                                                    1,130,367       1,424,987
                                                                 ------------    ------------
                 FURNITURE-0.34%
         6,700   Shelby Williams Industries, Inc..............         92,125         108,037
                                                                 ------------    ------------

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 HAND TOOLS AND GENERAL HARDWARE-1.13%
         8,500   Snap-On, Inc.................................   $    307,430    $    361,250
                                                                 ------------    ------------
                 HOUSEHOLD PRODUCTS-1.15%
         4,200   Clorox Co....................................        258,147         368,550
                                                                 ------------    ------------
                 INSURANCE-2.20%
         9,000   LaSalle Re Holdings Ltd......................        268,618         306,000
         4,500   St. Paul Companies, Inc......................        337,003         398,812
                                                                 ------------    ------------
                                                                      605,621         704,812
                                                                 ------------    ------------
                 LEISURE TIME-AMUSEMENTS-1.71%
        10,000   Royal Caribbean Cruises Ltd. (f).............        406,250         547,500
                                                                 ------------    ------------
                 MACHINERY-OIL AND WELL-2.11%
         4,800   Baker Hughes, Inc............................        181,883         196,500
         4,500   Dresser Industries, Inc......................        136,780         201,094
         6,000   Halliburton Co...............................        205,660         279,000
                                                                 ------------    ------------
                                                                      524,323         676,594
                                                                 ------------    ------------
                 MEDICAL SUPPLIES-1.24%
         7,000   Baxter International, Inc....................        325,992         396,375
                                                                 ------------    ------------
                 MISCELLANEOUS-0.82%
         4,000   Eastman Kodak Co.............................        260,290         262,500
                                                                 ------------    ------------
                 NATURAL GAS TRANSMISSIONS-6.09%
         6,386   El Paso Natural Gas Co. (f)..................        315,128         423,871
        16,112   Enron Corp...................................        655,749         757,264
         6,400   Sonat, Inc...................................        297,529         276,000
        15,000   Williams Companies, Inc. (f).................        293,996         490,312
                                                                 ------------    ------------
                                                                    1,562,402       1,947,447
                                                                 ------------    ------------
                 OIL-CRUDE PETROLEUM AND GAS-3.22%
         3,000   Amoco Corp...................................        238,383         255,000
         4,800   Exxon Corp...................................        234,028         306,600
         8,412   Texaco, Inc..................................        409,365         469,495
                                                                 ------------    ------------
                                                                      881,776       1,031,095
                                                                 ------------    ------------
                 OIL-REFINING-0.79%
         3,500   Mobil Corp...................................        234,493         253,531
                                                                 ------------    ------------
                 PUBLISHING-1.30%
         5,500   McGraw Hill Companies, Inc...................        285,094         415,938
                                                                 ------------    ------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.31%
         9,000   Tranz Rail Holdings Ltd. ADR.................        136,375         100,125
                                                                 ------------    ------------
                 REAL ESTATE-INVESTMENT TRUST-5.79%
        14,800   Cornerstone Properties, Inc..................        221,074         264,550
         7,000   Crescent Real Estate Equities Trust..........        190,623         238,438
         9,140   Equity Office Properties Trust...............        200,833         269,630
        13,000   Excel Realty Trust, Inc......................        359,848         417,625
         5,500   Highwoods Properties, Inc....................        172,885         191,469
         4,000   Spieker Properties, Inc......................        143,869         158,750
         5,500   Starwood Hotels & Resorts....................        286,173         311,094
                                                                 ------------    ------------
                                                                    1,575,305       1,851,556
                                                                 ------------    ------------
                 RETAIL-CLOTHING-0.95%
        10,500   Limited (The), Inc...........................        215,078         304,500
                                                                 ------------    ------------

FORTIS STOCK FUNDS
GROWTH & INCOME FUND (CONTINUED)
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 RETAIL-DEPARTMENT STORES-0.66%
         4,000   Sears Roebuck & Co...........................   $    215,872    $    212,250
                                                                 ------------    ------------
                 RETAIL-SPECIALTY-1.81%
         8,200   Intimate Brands, Inc. (f)....................        147,733         222,425
        11,000   Rite Aid Corp. (f)...........................        253,723         356,125
                                                                 ------------    ------------
                                                                      401,456         578,550
                                                                 ------------    ------------
                 SHIP BUILDING, SHIPPING-0.51%
         6,000   Knightsbridge Tankers Ltd....................        123,000         162,750
                                                                 ------------    ------------
                 TELECOMMUNICATIONS-1.33%
        10,200   Ameritech Corp...............................        382,647         425,213
                                                                 ------------    ------------
                 TELEPHONE SERVICES-9.20%
         7,000   Alltel Corp..................................        296,265         319,813
         6,000   AT & T Corp..................................        235,920         365,250
        17,000   Frontier Corp................................        449,124         470,688
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
        10,400   GTE Corp.....................................   $    505,272    $    562,900
         7,500   SBC Communications, Inc......................        452,890         567,188
         4,000   Sprint Corp..................................        174,127         264,000
         7,600   U.S. West Communications Group...............        269,612         395,675
                                                                 ------------    ------------
                                                                    2,383,210       2,945,514
                                                                 ------------    ------------
                 TOBACCO-1.26%
         9,300   Philip Morris Companies, Inc.................        364,962         403,969
                                                                 ------------    ------------
                 UTILITIES-ELECTRIC-2.87%
         7,728   Duke Energy Corp.............................        282,787         429,387
        22,000   Endesa S.A. ADR..............................        395,120         489,500
                                                                 ------------    ------------
                                                                      677,907         918,887
                                                                 ------------    ------------
                 TOTAL COMMON STOCKS..........................   $ 21,066,322    $ 26,414,798
                                                                 ------------    ------------
                                                                 ------------    ------------

PREFERRED STOCKS-5.77%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 CONTAINERS AND PACKAGING-0.79%
        5,000    Crown Cork and Seal Co, Inc., Convertible
                   4.50%......................................   $   242,016     $   251,562
                                                                 ------------    ------------
                 INSURANCE-1.49%
       10,000    Sunamerica, Inc., Convertible 8.50%..........       415,108         477,500
                                                                 ------------    ------------
                 MEDIA-0.97%
        6,000    Metromedia International Group, Inc.
                   Cumulative Convertible 7.25%...............       300,000         309,000
                                                                 ------------    ------------
                 OIL-CRUDE PETROLEUM AND GAS-0.62%
        4,000    Nuevo Energy Co., Convertible, Ser A, 5.75%
                   (f)........................................       196,460         200,000
                                                                 ------------    ------------
                 REAL ESTATE-INVESTMENT TRUST-0.63%
        6,500    Excel Realty Trust, Inc. Convertible.........       167,310         201,094
                                                                 ------------    ------------
                 UTILITIES-ELECTRIC-1.27%
        6,000    AES Corp. Convertible, Ser A "Tecons",
                   5.375%.....................................       305,415         406,500
                                                                 ------------    ------------
                 TOTAL PREFERRED STOCKS.......................   $ 1,626,309     $ 1,845,656
                                                                 ------------    ------------
                                                                 ------------    ------------

CORPORATE BONDS-INVESTMENT GRADE-0.70%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)       Value (c)
   -----------                                                  -------------   ------------    ------------
                 WASTE DISPOSAL-0.70%
   $  200,000    USA Waste Services, Inc., 4.00% Convertible
                   Sub Note 2-1-2002..........................         BBB-     $   203,875     $   225,500
                                                                                ------------    ------------

CORPORATE BONDS-NON-INVESTMENT GRADE-2.23%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)       Value (c)
   -----------                                                  -------------   ------------    ------------
                 ELECTRONIC-MISCELLANEOUS-0.13%
   $   50,000    Kent Electronics Corp., 4.50% Convertible Sub
                   Note 9-1-2004..............................            B     $    50,000     $    42,125
                                                                                ------------    ------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                         Market
     Amount                                                        Rating         Cost (b)       Value (c)
   -----------                                                  -------------   ------------    ------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-1.41%
   $  100,000    Centocor, Inc., Convertible 4.75% 2-15-2005
                   (e)........................................           NR     $   100,000     $   101,000
      400,000    Cypress Semiconductor, Corp., Convertible
                   6.00% 10-1-2002 (e)........................            B         400,000         349,000
                                                                                ------------    ------------
                                                                                    500,000         450,000
                                                                                ------------    ------------
                 METALS-MINING AND MISCELLANEOUS-0.69%
      250,000    Coeur D'Alene Mines, Corp., 7.25% Convertible
                   Sub Deb 10-31-2005 (e).....................         CCC+         250,000         221,250
                                                                                ------------    ------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                      800,000         713,375
                                                                                ------------    ------------
                 TOTAL LONG-TERM INVESTMENTS..................                  $23,696,506     $29,199,329
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-9.11%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-0.00%
   $    1,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.44%.............   $     1,000
                                                                 ------------
                 INVESTMENT COMPANY-3.06%
      979,284    Norwest Advantage Cash Investment Fund,
                   Current rate -- 5.40%......................       979,284
                                                                 ------------
                 DIVERSIFIED FINANCE-2.94%
      940,000    Norwest Bank Associates Corp. Master Variable
                   Rate Note, Current rate -- 5.45%...........       940,000
                                                                 ------------
                 U.S. GOVERNMENT AGENCY-3.11%
    1,000,000    Federal National Mortgage Association, 5.53%,
                   3-27-1998..................................       995,927
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     2,916,211
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $26,612,717) (b)...........................   $32,115,540
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $26,612,717 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $5,792,301
Unrealized depreciation.....................................    (289,478)
------------------------------------------------------------------------
Net unrealized appreciation.................................  $5,502,823
------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.54% of total net assets as of February 28, 1998.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  -----------
February 13, 1998      100,000   Centocor, Inc. due 2005                                                          $ 100,000
October 8, 1997        250,000   Coeur D' Alene Mines, Corp. due 2005                                               250,000
September 19, 1997     400,000   Cypress Semiconductor, Corp. due 2002                                              400,000

    The aggregate value of these securities at February 28, 1998, was $671,250, which represents 2.10% of total net assets.
 (f) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
CAPITAL FUND
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-96.72%

--------------------------------------------------------------------------------
                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
                  ADVERTISING-PUBLIC RELATIONS-1.55%
        109,100   Interpublic Group of Companies, Inc. (e).....   $   4,467,826    $   5,945,950
                                                                  -------------    -------------
                  AEROSPACE AND EQUIPMENT-1.08%
        163,000   Loral Space and Communications Ltd. (a)
                    (e)........................................       3,650,084        4,166,687
                                                                  -------------    -------------
                  AIRLINES-0.17%
         17,800   KLM Royal Dutch Air Lines NV.................         653,847          651,925
                                                                  -------------    -------------
                  AUTOMOBILE AND MOTOR VEHICLE PARTS-0.99%
         63,000   Magna International, Inc. Class A (e)........       2,984,455        3,811,500
                                                                  -------------    -------------
                  BANKS-1.23%
         45,000   Mellon Bank Corp.............................       2,828,542        2,804,062
         47,000   Norwest Corp.................................       1,797,947        1,924,062
                                                                  -------------    -------------
                                                                      4,626,489        4,728,124
                                                                  -------------    -------------
                  BIOMEDICS, GENETICS RESEARCH AND
                  DEVELOPMENT-1.75%
         59,000   Amgen, Inc. (a)..............................       3,356,803        3,134,375
        100,000   Centocor, Inc. (a)...........................       3,630,234        3,606,250
                                                                  -------------    -------------
                                                                      6,987,037        6,740,625
                                                                  -------------    -------------
                  BROADCASTING-1.23%
         20,900   America Online, Inc. (a) (e).................       1,934,376        2,531,512
         46,000   Viacom, Inc. Class B (a).....................       1,792,703        2,208,000
                                                                  -------------    -------------
                                                                      3,727,079        4,739,512
                                                                  -------------    -------------
                  BUILDING MATERIALS-0.54%
         38,000   Masco Corp...................................       1,994,593        2,066,250
                                                                  -------------    -------------
                  BUSINESS SERVICES AND SUPPLIES-4.04%
        130,400   Cognizant Corp...............................       4,906,515        6,511,850
        118,000   Fiserv, Inc. (a).............................       4,663,574        6,460,500
         66,000   Ingram Micro, Inc. Class A (a) (e)...........       1,310,320        2,549,250
                                                                  -------------    -------------
                                                                     10,880,409       15,521,600
                                                                  -------------    -------------
                  CHEMICALS-1.44%
        109,000   Monsanto Co..................................       4,176,204        5,545,375
                                                                  -------------    -------------
                  COMPUTER-COMMUNICATIONS EQUIPMENT-1.33%
         38,000   3Com Corp. (a)...............................       1,349,000        1,358,500
         57,000   Cisco Systems, Inc. (a)......................         449,901        3,754,875
                                                                  -------------    -------------
                                                                      1,798,901        5,113,375
                                                                  -------------    -------------
                  COMPUTER-SOFTWARE-5.22%
         58,000   EMC Corp. (a)................................       2,114,355        2,218,500
         80,000   Microsoft Corp. (a) (e)......................         733,750        6,780,000
         54,000   PeopleSoft, Inc. (a) (e).....................       1,894,741        2,413,125
        189,956   Sterling Commerce, Inc. (a) (e)..............       6,175,479        8,666,742
                                                                  -------------    -------------
                                                                     10,918,325       20,078,367
                                                                  -------------    -------------
                  CONTAINERS AND PACKAGING-0.83%
         59,400   Crown Cork & Seal Company, Inc.                     2,750,088        3,207,600
                                                                  -------------    -------------

                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
                  DRUGS-5.27%
        100,800   Forest Laboratories, Inc. (a) (e)............   $   3,789,510    $   6,306,300
         56,000   Intelligent Polymers Ltd. (with warrants)
                    (a)........................................       1,120,000        1,442,000
        191,000   Mylan Laboratories, Inc. (e).................       3,486,385        3,891,625
         38,000   SmithKline Beecham plc ADR (e)...............       1,652,145        2,351,250
         43,000   Warner-Lambert Co............................       4,280,075        6,288,750
                                                                  -------------    -------------
                                                                     14,328,115       20,279,925
                                                                  -------------    -------------
                  ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.37%
         42,000   Intel Corp...................................       1,869,863        3,766,875
         95,700   Motorola, Inc................................       3,871,447        5,335,275
                                                                  -------------    -------------
                                                                      5,741,310        9,102,150
                                                                  -------------    -------------
                  FINANCE SERVICES-9.43%
         20,000   American Express Co..........................       1,794,892        1,801,250
        234,000   Fannie Mae...................................       2,047,500       14,932,125
        265,000   MBNA Corp. (e)...............................       1,687,075        9,490,312
        136,000   MGIC Investment Corp. (e)....................       4,567,635       10,021,500
                                                                  -------------    -------------
                                                                     10,097,102       36,245,187
                                                                  -------------    -------------
                  FOOD-4.79%
        409,500   Archer-Daniels-Midland Co....................       8,365,727        9,188,156
        113,000   Groupe Danone ADR (e)........................       3,505,460        4,505,875
        100,000   Nabisco Holdings Corp. Class A (e)...........       4,732,391        4,718,750
                                                                  -------------    -------------
                                                                     16,603,578       18,412,781
                                                                  -------------    -------------
                  HEALTH CARE SERVICES-1.28%
         60,000   Cardinal Health, Inc.........................       3,060,700        4,912,500
                                                                  -------------    -------------
                  HOTEL AND GAMING-2.40%
        231,000   Mirage Resorts, Inc. (a).....................       2,603,580        5,284,125
         91,000   Sun International Hotels Ltd. (a) (e)               4,349,186        3,958,500
                                                                  -------------    -------------
                                                                      6,952,766        9,242,625
                                                                  -------------    -------------
                  INSURANCE-5.12%
        105,000   American International Group, Inc.                  6,954,479       12,619,688
        164,100   Hartford Life, Inc. Class A..................       5,510,663        7,066,556
                                                                  -------------    -------------
                                                                     12,465,142       19,686,244
                                                                  -------------    -------------
                  LEISURE TIME-AMUSEMENTS-0.97%
         20,000   Disney (Walt) Co.............................       1,866,142        2,238,750
        100,000   Royal Olympic Cruise Lines, Inc. (a) (e).....       1,528,591        1,500,000
                                                                  -------------    -------------
                                                                      3,394,733        3,738,750
                                                                  -------------    -------------
                  MACHINERY-OIL AND WELL-0.93%
         87,000   Baker Hughes, Inc............................       3,745,465        3,561,563
                                                                  -------------    -------------
                  MEDICAL TECHNOLOGY-2.29%
        166,000   Medtronic, Inc. (with rights)................         994,294        8,818,750
                                                                  -------------    -------------
                  MOTION PICTURES-0.44%
         46,000   Cinar Films, Inc. Class B (a)................       1,552,500        1,702,000
                                                                  -------------    -------------
                  NATURAL GAS TRANSMISSIONS-0.77%
         90,000   Williams Companies, Inc. (e).................       2,096,229        2,941,875
                                                                  -------------    -------------

--------------------------------------------------------------------------------

                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
                  OIL AND GAS FIELD SERVICES-3.51%
         50,500   Camco International, Inc. (e)................   $   2,191,614    $   2,954,250
        106,500   Precision Drilling Corp. (a) (e).............       2,027,866        1,963,594
        114,000   Schlumberger Ltd.............................       5,063,906        8,592,750
                                                                  -------------    -------------
                                                                      9,283,386       13,510,594
                                                                  -------------    -------------
                  OIL-CRUDE PETROLEUM AND GAS-2.38%
         37,000   EVI, Inc. (a) (e)............................       1,510,781        1,815,313
        123,600   Nuevo Energy Co. (a).........................       4,492,200        4,434,150
        259,000   Santa Fe Energy Resources, Inc. (a) (e)......       2,231,428        2,897,563
                                                                  -------------    -------------
                                                                      8,234,409        9,147,026
                                                                  -------------    -------------
                  OIL-OFFSHORE DRILLING-0.48%
         52,000   Santa Fe International Corp..................       1,546,260        1,842,750
                                                                  -------------    -------------
                  PAPER-0.75%
         85,000   St. Joe Corp.................................       2,890,000        2,900,625
                                                                  -------------    -------------
                  POLLUTION CONTROL-1.60%
        181,000   U.S. Filter Corp. (a) (e)....................       5,553,962        6,142,688
                                                                  -------------    -------------
                  PRECISION INSTRUMENTS-TEST, RESEARCH-0.55%
         28,700   Perkin-Elmer Corp............................       2,269,360        2,100,481
                                                                  -------------    -------------
                  PUBLISHING-1.36%
         18,300   CMP Media, Inc. Class A (a)..................         402,600          432,338
         71,000   Time Warner, Inc. (e)........................       3,319,250        4,792,500
                                                                  -------------    -------------
                                                                      3,721,850        5,224,838
                                                                  -------------    -------------
                  RETAIL-DEPARTMENT STORES-3.23%
        155,000   Kohl's Corp. (a) (e).........................       3,028,155       12,429,063
                                                                  -------------    -------------
                  RETAIL-SPECIALTY-8.34%
        210,950   Cendant Corp. (a)............................       2,359,321        7,910,625
        187,000   Costco Companies, Inc. (a)...................       3,860,497        9,139,625
                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
        235,599   Home Depot, Inc..............................   $   2,190,591    $  15,034,161
                                                                  -------------    -------------
                                                                      8,410,409       32,084,411
                                                                  -------------    -------------
                  RETAIL-VARIETY AND VARIETY MAIL ORDER-0.95%
         99,900   Walgreen Co. (e).............................       3,035,228        3,665,081
                                                                  -------------    -------------
                  TELECOMMUNICATION EQUIPMENT-1.90%
         59,000   Ericsson (L.M.) Telephone Co. Class B ADR....         630,654        2,673,438
         77,000   Tellabs, Inc. (a) (e)........................       1,539,692        4,648,875
                                                                  -------------    -------------
                                                                      2,170,346        7,322,313
                                                                  -------------    -------------
                  TELEPHONE SERVICES-7.49%
        204,000   AirTouch Communications, Inc. (a)                   5,406,392        9,167,250
        100,000   Frontier Corp................................       2,593,053        2,768,750
         38,000   Intermedia Communications, Inc. (a) (e)......       2,487,273        2,902,250
         76,000   MCI Communications Corp......................       2,912,250        3,633,750
        271,000   WorldCom, Inc. (a) (e).......................       1,450,568       10,348,813
                                                                  -------------    -------------
                                                                     14,849,536       28,820,813
                                                                  -------------    -------------
                  TOYS-2.84%
        258,043   Mattel, Inc. (e).............................       1,407,005       10,918,444
                                                                  -------------    -------------
                  UTILITIES-ELECTRIC-2.89%
        188,000   AES Corp. (a)................................       4,379,888        8,272,000
        166,000   UniSource Energy Corp. Holding Company (a)
                    (e)........................................       2,771,223        2,832,375
                                                                  -------------    -------------
                                                                      7,151,111       11,104,375
                                                                  -------------    -------------
                  WASTE DISPOSAL-0.99%
         91,000   U.S.A. Waste Services, Inc. (a) (e)                 3,250,984        3,787,875
                                                                  -------------    -------------
                  TOTAL COMMON STOCKS..........................   $ 217,449,272    $ 371,962,617
                                                                  -------------    -------------
                                                                  -------------    -------------

SHORT-TERM INVESTMENTS-3.24%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-0.00%
   $    13,802    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.44%.............   $      13,802
                                                                  -------------
                  INVESTMENT COMPANY-3.24%
    12,442,832    Norwest Advantage Cash Investment Fund,
                    Current rate -- 5.40%......................      12,442,832
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      12,456,634
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $229,905,906) (b)..........................   $ 384,419,251
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $229,905,906 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $156,511,862
Unrealized depreciation.....................................    (1,998,517)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $154,513,345
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.86% of total net assets as of February 28, 1998.
 (e) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
FIDUCIARY FUND, INC.
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-94.00%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 ADVERTISING-PUBLIC RELATIONS-1.58%
        28,100   Interpublic Group of Companies, Inc. (e).....   $  1,151,275    $  1,531,450
                                                                 ------------    ------------
                 AEROSPACE AND EQUIPMENT-1.14%
        43,000   Loral Space and Communications Ltd. (a)......        960,166       1,099,187
                                                                 ------------    ------------
                 AIRLINES-0.17%
         4,400   KLM Royal Dutch Air Lines NV.................        161,625         161,150
                                                                 ------------    ------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-1.00%
        16,000   Magna International, Inc. Class A (e)........        757,466         968,000
                                                                 ------------    ------------
                 BANKS-1.28%
        12,000   Mellon Bank Corp.............................        754,278         747,750
        12,000   Norwest Corp.................................        459,050         491,250
                                                                 ------------    ------------
                                                                    1,213,328       1,239,000
                                                                 ------------    ------------
                 BIOMEDICS, GENETICS RESEARCH AND
                 DEVELOPMENT-1.79%
        15,000   Amgen, Inc. (a)..............................        859,207         796,875
        26,000   Centocor, Inc. (a)...........................        981,985         937,625
                                                                 ------------    ------------
                                                                    1,841,192       1,734,500
                                                                 ------------    ------------
                 BROADCASTING-1.33%
         5,900   America Online, Inc. (a) (e).................        546,147         714,637
        12,000   Viacom, Inc. Class B (a).....................        467,662         576,000
                                                                 ------------    ------------
                                                                    1,013,809       1,290,637
                                                                 ------------    ------------
                 BUILDING MATERIALS-0.53%
         9,500   Masco Corp...................................        498,648         516,562
                                                                 ------------    ------------
                 BUSINESS SERVICES AND SUPPLIES-4.10%
        34,100   Cognizant Corp...............................      1,290,709       1,702,869
        30,000   Fiserv, Inc. (a).............................      1,190,478       1,642,500
        16,000   Ingram Micro, Inc. Class A (a) (e)...........        318,024         618,000
                                                                 ------------    ------------
                                                                    2,799,211       3,963,369
                                                                 ------------    ------------
                 CHEMICALS-1.42%
        27,000   Monsanto Co..................................      1,034,799       1,373,625
                                                                 ------------    ------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-1.32%
        10,000   3Com Corp. (a)...............................        355,000         357,500
        14,000   Cisco Systems, Inc. (a)......................        110,502         922,250
                                                                 ------------    ------------
                                                                      465,502       1,279,750
                                                                 ------------    ------------
                 COMPUTER-SOFTWARE-5.07%
        16,000   EMC Corp. (a)................................        584,085         612,000
        18,000   Microsoft Corp. (a)..........................        187,557       1,525,500
        14,000   PeopleSoft, Inc. (a) (e).....................        491,229         625,625
        47,000   Sterling Commerce, Inc. (a)..................        554,543       2,144,375
                                                                 ------------    ------------
                                                                    1,817,414       4,907,500
                                                                 ------------    ------------
                 CONTAINERS AND PACKAGING-0.80%
        14,400   Crown Cork & Seal Company, Inc...............        666,688         777,600
                                                                 ------------    ------------
                 DRUGS-6.96%
        26,300   Forest Laboratories, Inc. (a) (e)............        987,323       1,645,394
        14,000   Intelligent Polymers Ltd. (with warrants)
                   (a)........................................        280,000         360,500

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
       120,000   Mylan Laboratories, Inc. (e).................   $  1,672,976    $  2,445,000
        10,000   SmithKline Beecham plc ADR (e)...............        434,775         618,750
        11,400   Warner-Lambert Co............................      1,139,868       1,667,250
                                                                 ------------    ------------
                                                                    4,514,942       6,736,894
                                                                 ------------    ------------
                 ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-2.37%
        11,000   Intel Corp...................................        489,726         986,562
        23,400   Motorola, Inc................................        943,794       1,304,550
                                                                 ------------    ------------
                                                                    1,433,520       2,291,112
                                                                 ------------    ------------
                 FINANCE SERVICES-8.13%
         5,000   American Express Co..........................        448,723         450,312
        40,000   Fannie Mae...................................        350,000       2,552,500
        66,000   MBNA Corp....................................        429,276       2,363,625
        34,000   MGIC Investment Corp.........................      1,146,710       2,505,375
                                                                 ------------    ------------
                                                                    2,374,709       7,871,812
                                                                 ------------    ------------
                 FOOD-4.85%
       105,000   Archer-Daniels-Midland Co....................      2,146,447       2,355,937
        29,000   Groupe Danone ADR (e)........................        902,280       1,156,375
        25,000   Nabisco Holdings Corp. Class A (e)...........      1,183,243       1,179,687
                                                                 ------------    ------------
                                                                    4,231,970       4,691,999
                                                                 ------------    ------------
                 HEALTH CARE SERVICES-1.27%
        15,000   Cardinal Health, Inc.........................        765,175       1,228,125
                                                                 ------------    ------------
                 HOTEL AND GAMING-2.14%
        48,500   Mirage Resorts, Inc. (a).....................        546,510       1,109,438
        22,000   Sun International Hotels Ltd. (a) (e)........      1,052,175         957,000
                                                                 ------------    ------------
                                                                    1,598,685       2,066,438
                                                                 ------------    ------------
                 INSURANCE-5.54%
        28,000   American International Group, Inc............      1,856,549       3,365,250
        46,400   Hartford Life, Inc. Class A..................      1,598,018       1,998,100
                                                                 ------------    ------------
                                                                    3,454,567       5,363,350
                                                                 ------------    ------------
                 LEISURE TIME-AMUSEMENTS-0.98%
         5,000   Disney (Walt) Co.............................        466,536         559,688
        26,000   Royal Olympic Cruise Lines, Inc. (a).........        397,450         390,000
                                                                 ------------    ------------
                                                                      863,986         949,688
                                                                 ------------    ------------
                 MACHINERY-OIL AND WELL-0.85%
        20,000   Baker Hughes, Inc............................        860,646         818,750
                                                                 ------------    ------------
                 MEDICAL TECHNOLOGY-2.36%
        43,000   Medtronic, Inc. (with rights)................        262,089       2,284,375
                                                                 ------------    ------------
                 MOTION PICTURES-0.57%
        15,000   Cinar Films, Inc. Class B (a)................        506,250         555,000
                                                                 ------------    ------------
                 NATURAL GAS TRANSMISSIONS-0.81%
        24,000   Williams Companies, Inc. (e).................        558,986         784,500
                                                                 ------------    ------------
                 OIL AND GAS FIELD SERVICES-2.58%
        10,000   Camco International, Inc. (e)................        434,997         585,000
        30,000   Precision Drilling Corp. (a) (e).............        564,139         553,125
        18,000   Schlumberger Ltd.............................        854,678       1,356,750
                                                                 ------------    ------------
                                                                    1,853,814       2,494,875
                                                                 ------------    ------------

--------------------------------------------------------------------------------

                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 OIL-CRUDE PETROLEUM AND GAS-1.84%
        29,800   Nuevo Energy Co. (a).........................   $  1,082,036    $  1,069,075
        64,000   Santa Fe Energy Resources, Inc. (a)..........        552,108         716,000
                                                                 ------------    ------------
                                                                    1,634,144       1,785,075
                                                                 ------------    ------------
                 OIL-OFFSHORE DRILLING-0.48%
        13,000   Santa Fe International Corp..................        386,565         460,688
                                                                 ------------    ------------
                 PAPER-0.71%
        20,000   St. Joe Corp.................................        680,000         682,500
                                                                 ------------    ------------
                 POLLUTION CONTROL-1.61%
        46,000   U.S. Filter Corp. (a) (e)....................      1,409,663       1,561,125
                                                                 ------------    ------------
                 PRECISION INSTRUMENTS-TEST, RESEARCH-0.52%
         6,900   Perkin-Elmer Corp............................        545,781         504,994
                                                                 ------------    ------------
                 PUBLISHING-1.37%
         4,600   CMP Media, Inc. Class A (a)..................        101,200         108,675
        18,000   Time Warner, Inc.............................        841,500       1,215,000
                                                                 ------------    ------------
                                                                      942,700       1,323,675
                                                                 ------------    ------------
                 RETAIL-DEPARTMENT STORES-2.07%
        25,000   Kohl's Corp. (a).............................        488,598       2,004,687
                                                                 ------------    ------------
                 RETAIL-SPECIALTY-7.17%
        54,375   Cendant Corp. (a)............................        676,394       2,039,063
        47,000   Costco Companies, Inc. (a)...................      1,057,575       2,297,125
        40,849   Home Depot, Inc..............................        809,167       2,606,677
                                                                 ------------    ------------
                                                                    2,543,136       6,942,865
                                                                 ------------    ------------
                                                                                    Market
     Shares                                                        Cost (b)       Value (c)
   -----------                                                   ------------    ------------
                 RETAIL-VARIETY AND VARIETY MAIL ORDER-1.03%
        27,100   Walgreen Co. (e).............................   $    823,311    $    994,231
                                                                 ------------    ------------
                 TELECOMMUNICATION EQUIPMENT-1.97%
        15,500   Ericsson (L.M.) Telephone Co. Class B ADR....        157,492         702,344
        20,000   Tellabs, Inc.(a).............................        391,560       1,207,500
                                                                 ------------    ------------
                                                                      549,052       1,909,844
                                                                 ------------    ------------
                 TELEPHONE SERVICES-7.61%
        51,000   AirTouch Communications, Inc. (a)............      1,361,108       2,291,813
        26,000   Frontier Corp................................        674,855         719,875
        10,000   Intermedia Communications, Inc. (a) (e)......        654,534         763,750
        20,000   MCI Communications Corp......................        766,000         956,250
        69,008   WorldCom, Inc. (a) (e).......................        373,035       2,635,243
                                                                 ------------    ------------
                                                                    3,829,532       7,366,931
                                                                 ------------    ------------
                 TOYS-2.80%
        64,057   Mattel, Inc. (e).............................        377,073       2,710,412
                                                                 ------------    ------------
                 UTILITIES-ELECTRIC-2.89%
        48,000   AES Corp. (a)................................      1,122,352       2,112,000
        40,100   UniSource Energy Corp. Holding Company (a)
                   (e)........................................        669,426         684,206
                                                                 ------------    ------------
                                                                    1,791,778       2,796,206
                                                                 ------------    ------------
                 WASTE DISPOSAL-0.99%
        23,000   U.S.A. Waste Services, Inc. (a) (e)..........        821,698         957,375
                                                                 ------------    ------------
                 TOTAL COMMON STOCKS..........................   $ 54,483,493    $ 90,979,856
                                                                 ------------    ------------
                                                                 ------------    ------------

SHORT-TERM INVESTMENTS-5.95%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (c)
   -----------                                                   ------------
                 BANKS-0.00%
   $    3,941    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.44%.............   $     3,941
                                                                 ------------
                 INVESTMENT COMPANY-1.79%
    1,727,754    Norwest Advantage Cash Investment Fund,
                   Current rate -- 5.40%......................     1,727,754
                                                                 ------------
                 DIVERSIFIED FINANCE-4.16%
    4,023,000    Norwest Bank Associates Corp. Master Variable
                   Rate Note, Current rate -- 5.45%...........     4,023,000
                                                                 ------------
                 TOTAL SHORT-TERM INVESTMENTS.................     5,754,695
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $60,238,188) (b)...........................   $96,734,551
                                                                 ------------
                                                                 ------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $60,238,188 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $37,031,161
Unrealized depreciation.....................................     (534,798)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $36,496,363
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.26% of total net assets as of February 28, 1998.
 (e) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS
GROWTH FUND, INC.
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-89.44%

--------------------------------------------------------------------------------
                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
                  APPAREL-1.51%
        258,000   Tommy Hilfiger Corp. (a).....................   $   9,273,765    $  13,819,125
                                                                  -------------    -------------
                  BANKS-2.30%
        371,922   Banc One Corp................................       8,397,580       21,013,599
                                                                  -------------    -------------
                  BIOMEDICS, GENETICS RESEARCH AND
                  DEVELOPMENT-2.71%
        329,800   BioChem Pharma, Inc. (a).....................       7,316,542        7,399,887
        205,000   Biogen, Inc. (a).............................       5,496,203        9,045,625
        281,600   Genzyme Corp. (a)............................       8,467,352        8,324,800
                                                                  -------------    -------------
                                                                     21,280,097       24,770,312
                                                                  -------------    -------------
                  BUSINESS SERVICES AND SUPPLIES-1.24%
        402,800   AccuStaff, Inc. (a)..........................      10,277,196       11,379,100
                                                                  -------------    -------------
                  COMPUTER-COMMUNICATIONS EQUIPMENT-3.91%
        543,150   Cisco Systems, Inc. (a)......................         642,162       35,780,006
                                                                  -------------    -------------
                  COMPUTER-SOFTWARE-13.46%
        508,400   BMC Software, Inc. (a).......................       5,492,697       38,892,600
        400,800   Microsoft Corp. (a)..........................       4,401,912       33,967,800
        360,000   Oracle Corp. (a).............................         975,225        8,865,000
        413,000   Parametric Technology Corp. (a)..............       5,983,603       25,012,312
        359,435   Sterling Commerce, Inc. (a)..................       8,943,707       16,399,201
                                                                  -------------    -------------
                                                                     25,797,144      123,136,913
                                                                  -------------    -------------
                  ELECTRONIC COMPONENTS-3.04%
        574,200   Solectron Corp. (a)..........................       7,702,224       27,776,925
                                                                  -------------    -------------
                  ELECTRONIC-SEMICONDUCTOR AND CAPACITOR-0.91%
         92,500   Intel Corp...................................       1,563,694        8,296,094
                                                                  -------------    -------------
                  FINANCE SERVICES-11.69%
         75,000   American Express Co..........................       4,327,567        6,754,687
        262,200   Capital One Financial Corp...................       7,902,045       17,616,562
        370,000   Fannie Mae...................................      13,903,689       23,610,625
        714,000   Franklin Resources, Inc......................       3,567,571       36,414,000
        100,000   Freddie Mac..................................       4,469,400        4,725,000
        497,250   MBNA Corp....................................       8,309,637       17,807,766
                                                                  -------------    -------------
                                                                     42,479,909      106,928,640
                                                                  -------------    -------------
                  HEALTH CARE SERVICES-5.92%
        456,000   HBO & Co.....................................       6,217,977       24,681,000
        369,000   Healthsouth Corp. (a)........................       9,628,869        9,963,000
        363,000   Medpartners, Inc. (a)........................       8,751,006        4,356,000
        205,100   PhyCor, Inc. (a).............................       6,369,298        5,274,916
        162,500   United Healthcare Corp.......................       5,954,993        9,861,719
                                                                  -------------    -------------
                                                                     36,922,143       54,136,635
                                                                  -------------    -------------
                  HOTEL AND GAMING-0.91%
        172,420   Promus Hotel Corp. (with rights) (a).........       5,429,806        8,319,265
                                                                  -------------    -------------

                                                                                      Market
      Shares                                                        Cost (b)         Value (c)
   ------------                                                   -------------    -------------
                  MACHINERY-OIL AND WELL-1.80%
        198,100   Cooper Cameron Corp. (a).....................   $   7,951,439    $  10,623,112
        130,000   Dresser Industries, Inc......................       4,571,736        5,809,375
                                                                  -------------    -------------
                                                                     12,523,175       16,432,487
                                                                  -------------    -------------
                  MEDICAL SUPPLIES-1.44%
        223,000   Steris Corp. (a).............................       7,598,388       13,198,812
                                                                  -------------    -------------
                  MEDICAL TECHNOLOGY-2.41%
        415,000   Medtronic, Inc. (with rights)................      12,460,860       22,046,875
                                                                  -------------    -------------
                  OIL AND GAS FIELD SERVICES-6.34%
        339,400   Input/Output, Inc. (a).......................       7,701,429        7,318,312
        451,700   Petroleum Geo-Services ADR (a)...............      11,492,122       25,633,975
        160,000   Schlumberger Ltd.............................       7,819,893       12,060,000
        162,800   Smith International, Inc. (a)................       7,992,634        8,669,100
        180,000   Stolt Comex Seaway S.A. (a)..................       5,445,000        4,342,500
                                                                  -------------    -------------
                                                                     40,451,078       58,023,887
                                                                  -------------    -------------
                  OIL-OFFSHORE DRILLING-5.01%
        421,400   ENSCO International, Inc.....................      11,621,810       12,273,275
        364,000   Noble Drilling Corp. (a).....................       7,262,818       10,328,500
        554,600   R & B Falcon Corp. (a).......................       9,853,733       14,696,900
        199,400   Transocean Offshore, Inc.....................       6,227,789        8,574,200
                                                                  -------------    -------------
                                                                     34,966,150       45,872,875
                                                                  -------------    -------------
                  POLLUTION CONTROL-1.02%
        276,000   U.S. Filter Corp. (a)........................       9,397,157        9,366,750
                                                                  -------------    -------------
                  RESTAURANTS AND FRANCHISING-1.26%
        290,300   Starbucks Corp. (a)..........................       4,913,519       11,484,994
                                                                  -------------    -------------
                  RETAIL-DEPARTMENT STORES-2.32%
        264,600   Kohl's Corp. (a).............................       4,252,122       21,217,613
                                                                  -------------    -------------
                  RETAIL-SPECIALTY-9.40%
        764,589   Cendant Corp. (a)............................      14,116,225       28,672,088
        204,000   Dollar Tree Stores, Inc. (a).................       6,596,000        8,848,500
        313,072   Home Depot, Inc..............................       1,650,758       19,977,907
        292,175   Office Depot, Inc. (a).......................       3,360,111        8,034,813
        969,562   Staples, Inc. (a)............................       8,170,747       20,481,997
                                                                  -------------    -------------
                                                                     33,893,841       86,015,305
                                                                  -------------    -------------
                  TELECOMMUNICATION EQUIPMENT-5.72%
        420,200   ADC Telecommunications, Inc. (a)                    6,831,763       10,846,413
        299,250   Andrew Corp. (with rights) (a)...............       6,423,092        8,266,781
        551,000   Tellabs, Inc. (a)............................       3,219,364       33,266,625
                                                                  -------------    -------------
                                                                     16,474,219       52,379,819
                                                                  -------------    -------------
                  TELEPHONE SERVICES-4.01%
        961,000   Worldcom, Inc. (a)...........................      11,739,843       36,698,188
                                                                  -------------    -------------
                  WASTE DISPOSAL-1.11%
        245,000   U.S.A. Waste Services, Inc. (a)..............       8,867,539       10,198,125
                                                                  -------------    -------------
                  TOTAL COMMON STOCKS..........................   $ 367,303,611    $ 818,292,344
                                                                  -------------    -------------
                                                                  -------------    -------------

SHORT-TERM INVESTMENTS-10.65%

--------------------------------------------------------------------------------
    Principal                                                        Market
      Amount                                                        Value (c)
   ------------                                                   -------------
                  BANKS-0.00%
   $    37,000    First Trust Money Market Variable Rate Time
                    Deposit, Current rate -- 5.44%.............   $      37,000
                                                                  -------------
                  INVESTMENT COMPANY-2.46%
    22,563,786    Norwest Advantage Cash Investment Fund,
                    Current rate -- 5.40%......................      22,563,786
                                                                  -------------
                  DIVERSIFIED FINANCE-2.90%
    26,501,000    Norwest Bank Associates Corp. Master Variable
                    Rate Note, Current rate -- 5.45%...........      26,501,000
                                                                  -------------
                  U.S. GOVERNMENT AGENCY-2.71%
    24,800,000    Federal Home Loan Mortgage Corp., 5.50%,
                    3-5-1998...................................      24,781,400
                                                                  -------------
                  U.S. OTHER DIRECT FEDERAL OBLIGATIONS-2.58%
    23,600,000    Federal Farm Credit Bank, 5.48%, 3-4-1998....      23,585,892
                                                                  -------------
                  TOTAL SHORT-TERM INVESTMENTS.................      97,469,078
                                                                  -------------
                  TOTAL INVESTMENTS IN SECURITIES (COST:
                    $464,772,689) (b)..........................   $ 915,761,422
                                                                  -------------
                                                                  -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $464,772,689 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $460,371,483
Unrealized depreciation.....................................   (9,382,750)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $450,988,733
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.59% of total net assets as of February 28, 1998.

FORTIS STOCK FUNDS
CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments
February 28, 1998 (Unaudited)

COMMON STOCKS-92.68%

--------------------------------------------------------------------------------
                                                                                    Market
     Shares                                                        Cost (b)        Value (c)
   -----------                                                   ------------    -------------
                 AEROSPACE AND EQUIPMENT-0.42%
        22,000   Hexcel Corp. (a) (e).........................   $    694,496    $     578,875
                                                                 ------------    -------------
                 APPAREL-0.81%
        40,000   North Face, Inc. (a) (e).....................        925,589        1,100,000
                                                                 ------------    -------------
                 BIOMEDICS, GENETICS RESEARCH AND
                 DEVELOPMENT-1.15%
        70,000   BioChem Pharma, Inc. (a) (e).................      1,500,025        1,570,625
                                                                 ------------    -------------
                 BROADCASTING-0.75%
        20,000   USA Networks, Inc. (a).......................        697,250        1,030,000
                                                                 ------------    -------------
                 BROKERAGE AND INVESTMENT-0.62%
        31,600   E*TRADE Group, Inc. (a) (e)..................      1,150,363          845,300
                                                                 ------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-14.37%
        33,080   AccuStaff, Inc. (a) (e)......................        801,466          934,510
       230,000   Acxiom Corp. (a).............................        715,312        4,830,000
        38,000   APAC TeleServices, Inc. (a) (e)..............        349,169          560,500
        31,000   CORESTAFF, Inc. (a)..........................        826,888          966,812
        40,000   Corrections Corp. of America (a).............      1,252,115        1,530,000
        48,000   Covance, Inc. (a)............................        922,349        1,032,000
        25,600   Envoy Corp. (a) (e)..........................        878,080        1,040,000
        60,000   Fastenal Co. (e).............................        356,875        2,632,500
        15,000   Fiserv, Inc. (a).............................        560,579          821,250
         1,000   Hall, Kinion & Associates, Inc. (a)..........         15,000           13,875
        10,350   Paychex, Inc.................................        296,427          534,319
        77,000   Romac International, Inc. (a) (e)............        993,050        1,896,125
        26,200   Saville Systems plc ADR (a) (e)..............        875,275        1,228,125
        29,400   Snyder Communications, Inc. (a) (e)                  591,307        1,207,237
        22,500   Sykes Enterprises, Inc. (a)..................        681,137          414,844
                                                                 ------------    -------------
                                                                   10,115,029       19,642,097
                                                                 ------------    -------------
                 COMPUTER-COMMUNICATIONS EQUIPMENT-2.28%
        20,000   Ascend Communications, Inc. (a) (e)                  606,250          748,750
        35,900   Cisco Systems, Inc. (a)......................        236,075        2,364,912
                                                                 ------------    -------------
                                                                      842,325        3,113,662
                                                                 ------------    -------------
                 COMPUTER-SOFTWARE-16.47%
        30,000   Aspen Technology, Inc. (a) (e)...............        766,517        1,192,500
        34,000   HNC Software, Inc. (a) (e)...................      1,125,440        1,211,250
        26,000   Industri-Matematik International Corp. (a)...        520,000          718,250
        50,800   Legato Systems, Inc. (a) (e).................        642,650        2,489,200
         8,000   Netscape Communications Corp. (a)                    378,591          155,000
         9,000   Networks Associates, Inc. (a) (e)............        568,407          581,625
        62,000   Parametric Technology Corp. (a)..............        304,238        3,754,875
         1,300   Pegasus Systems, Inc. (a)....................         16,900           28,925
        24,000   PeopleSoft, Inc. (a) (e).....................        727,500        1,072,500
        42,000   Platinum Technology, Inc. (a) (e)............        588,736        1,065,750
        23,800   Siebel Systems, Inc. (a).....................        601,744        1,463,700
        66,281   Sterling Commerce, Inc. (a)..................        741,640        3,024,071
        32,200   Sterling Software, Inc. (a) (e)..............        223,341        1,696,537
        49,800   Synopsys, Inc. (a)...........................        857,600        1,739,887
        28,000   Vantive Corp. (a) (e)........................        850,041          766,500
        27,225   VERITAS Software Corp. (a) (e)...............        830,601        1,548,422
                                                                 ------------    -------------
                                                                    9,743,946       22,508,992
                                                                 ------------    -------------

                                                                                    Market
     Shares                                                        Cost (b)        Value (c)
   -----------                                                   ------------    -------------
                 CONSUMER GOODS-0.89%
        40,500   Blyth Industries, Inc. (a) (e)...............   $    979,390    $   1,217,531
                                                                 ------------    -------------
                 EDUCATIONAL SERVICES-1.86%
        60,000   Apollo Group, Inc. Class A (a) (e)...........      1,163,187        2,542,500
                                                                 ------------    -------------
                 ELECTRONIC COMPONENTS-0.69%
        51,700   DSP Communications, Inc. (a).................        830,605          914,444
         1,200   Sawtek, Inc. (a).............................         40,200           30,750
                                                                 ------------    -------------
                                                                      870,805          945,194
                                                                 ------------    -------------
                 ELECTRICAL EQUIPMENT-1.59%
        46,500   Chicago Miniature Lamp, Inc. (a).............      1,317,750        2,173,875
                                                                 ------------    -------------
                 FINANCE SERVICES-0.18%
        14,000   Franchise Mortgage Acceptance Co. LLC (a)....        252,000          252,000
                                                                 ------------    -------------
                 HEALTH CARE SERVICES-5.51%
        61,800   ABR Information Services, Inc. (a)...........      1,397,059        1,753,575
        77,100   American Oncology Resources, Inc. (a)........        978,729        1,175,775
        22,000   Assisted Living Concepts, Inc. (a)...........        396,756          409,750
        60,000   Omnicare, Inc. (e)...........................        592,500        2,220,000
        30,000   PAREXEL International Corp. (a) (e)..........        506,250        1,132,500
        40,000   Pharmaceutical Product Development, Inc.
                   (a)........................................        993,206          840,000
                                                                 ------------    -------------
                                                                    4,864,500        7,531,600
                                                                 ------------    -------------
                 MEDICAL SUPPLIES-4.46%
        19,200   Arterial Vascular Engineering, Inc. (a)
                   (e)........................................      1,088,711        1,572,000
        13,000   Sofamor Danek Group, Inc. (a)................        639,859          978,250
        60,000   STERIS Corp. (a).............................      1,067,130        3,551,250
                                                                 ------------    -------------
                                                                    2,795,700        6,101,500
                                                                 ------------    -------------
                 MEDICAL TECHNOLOGY-0.24%
         8,000   Stryker Corp.................................        243,000          327,500
                                                                 ------------    -------------
                 MISCELLANEOUS-0.61%
        43,000   BMC Industries, Inc..........................      1,334,057          835,812
                                                                 ------------    -------------
                 OIL AND GAS FIELD SERVICES-6.75%
        13,500   Camco International, Inc. (e)................        580,962          789,750
       151,000   Input/Output, Inc. (a).......................        448,406        3,255,937
        64,000   Petroleum Geo-Services ADR (a)...............      1,127,444        3,632,000
        64,000   Stolt Comex Seaway S.A. (a)..................        820,200        1,544,000
                                                                 ------------    -------------
                                                                    2,977,012        9,221,687
                                                                 ------------    -------------
                 OIL-OFFSHORE DRILLING-1.31%
        38,000   Marine Drilling Companies, Inc. (a)..........        612,750          681,625
        42,000   R & B Falcon Corp. (a).......................        731,844        1,113,000
                                                                 ------------    -------------
                                                                    1,344,594        1,794,625
                                                                 ------------    -------------
                 PRECISION INSTRUMENTS-TEST, RESEARCH-0.45%
        15,000   Veritas DGC, Inc. (a)........................        607,546          619,688
                                                                 ------------    -------------
                 PRINTING-0.52%
        12,000   Applied Graphics Technologies, Inc. (a)
                   (e)........................................        600,367          709,500
                                                                 ------------    -------------

--------------------------------------------------------------------------------

                                                                                    Market
     Shares                                                        Cost (b)        Value (c)
   -----------                                                   ------------    -------------
                 RESTAURANTS AND FRANCHISING-2.94%
        67,300   Applebee's International, Inc................   $  1,201,960    $   1,547,900
         9,500   Cracker Barrel Old Country Store, Inc........        246,011          384,156
        56,250   Papa John's International, Inc. (a)..........        720,625        2,088,281
                                                                 ------------    -------------
                                                                    2,168,596        4,020,337
                                                                 ------------    -------------
                 RETAIL-HOUSEHOLD FURNITURE-0.33%
        17,100   Pier 1 Imports, Inc..........................        461,141          457,425
                                                                 ------------    -------------
                 RETAIL-MISCELLANEOUS-0.61%
        82,050   Corporate Express, Inc. (a) (e)..............        583,467          830,756
                                                                 ------------    -------------
                 RETAIL-SPECIALTY-10.52%
        80,000   Bed Bath & Beyond, Inc. (a) (e)..............        455,000        3,455,000
        47,175   Cendant Corp. (a)............................      1,100,750        1,769,063
        39,000   Dollar Tree Stores, Inc. (a) (e).............      1,261,000        1,691,625
        83,400   Gadzooks, Inc. (a) (e).......................      1,241,280        2,335,200
        24,000   General Nutrition Companies, Inc. (a)                535,993          954,000
        39,000   Just for Feet, Inc. (a)......................      1,356,875          660,563
         6,300   Michaels Stores, Inc. (a)....................        151,462          214,200
        34,000   Viking Office Products, Inc. (a).............        534,352          748,000
        64,000   West Marine, Inc. (a) (e)....................        808,339        1,756,000
        26,000   Wet Seal (The), Inc. Class A (a).............        542,750          797,875
                                                                 ------------    -------------
                                                                    7,987,801       14,381,526
                                                                 ------------    -------------
                                                                                    Market
     Shares                                                        Cost (b)        Value (c)
   -----------                                                   ------------    -------------
                 TELECOMMUNICATIONS-0.15%
         8,000   Primus Telecommunications Group, Inc. (a)....   $    180,000    $     208,000
                                                                 ------------    -------------
                 TELECOMMUNICATION EQUIPMENT-2.69%
        46,000   ADC Telecommunications, Inc. (a).............        737,033        1,187,375
        15,700   Andrew Corp. (with rights) (a)...............        367,677          433,713
        48,000   PairGain Technologies, Inc. (a) (e)..........      1,247,726          966,000
        18,000   Tellabs, Inc. (a)............................        805,500        1,086,750
                                                                 ------------    -------------
                                                                    3,157,936        3,673,838
                                                                 ------------    -------------
                 TELEPHONE SERVICES-10.13%
        52,300   ICG Communications, Inc. (a) (e).............        759,413        1,758,588
        47,000   Intermedia Communications, Inc. (a) (e)......        793,125        3,589,625
        74,000   LCI International, Inc. (a)..................        601,620        2,442,000
        53,000   McLeodUSA, Inc. Class A (a)..................      1,262,301        2,065,344
        18,000   STAR Telecommunications, Inc. (a)............        331,000          672,750
        86,837   WorldCom, Inc. (a) (e).......................      1,236,388        3,316,088
                                                                 ------------    -------------
                                                                    4,983,847       13,844,395
                                                                 ------------    -------------
                 WASTE DISPOSAL-3.38%
       111,155   U.S.A. Waste Services, Inc. (a) (e)..........      1,158,950        4,626,827
                                                                 ------------    -------------
                 TOTAL COMMON STOCKS..........................   $ 65,700,669    $ 126,705,667
                                                                 ------------    -------------
                                                                 ------------    -------------

SHORT-TERM INVESTMENTS-6.33%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-0.01%
   $    7,064    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.44%.............   $       7,064
                                                                 -------------
                 INVESTMENT COMPANY-2.67%
    3,651,820    Norwest Advantage Cash Investment Fund,
                   Current rate -- 5.40%......................       3,651,820
                                                                 -------------
                 DIVERSIFIED FINANCE-3.65%
    4,989,000    Norwest Bank Associates Corp. Master Variable
                   Rate Note, Current rate -- 5.45%...........       4,989,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       8,647,884
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $74,348,553) (b)...........................   $ 135,353,551
                                                                 -------------
                                                                 -------------

 (a) Presently not paying dividend income.
 (b) At February 28, 1998, the cost of securities for federal income tax purposes was $74,348,553 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $63,909,422
Unrealized depreciation.....................................   (2,904,424)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $61,004,998
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 5.21% of total net assets as of February 28, 1998.
 (e) Security is fully or partially on loan at February 28, 1998. See Note 1 of accompanying Notes to Financial Statements.

FORTIS STOCK FUNDS

Statements of Assets and Liabilities

(Unaudited)

February 28, 1998

--------------------------------------------------------------------------------

                                              ASSET
                                           ALLOCATION        VALUE
                                            PORTFOLIO         FUND
                                          -------------   ------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market (cost $163,295,839;
    $32,160,359; $26,612,717;
    $229,905,906; $60,238,188;
    $464,772,689; and $74,348,553
    respectively) (Note 1)..............  $207,231,118    $36,906,856
  Collateral for securities lending
    transactions (Note 1)...............    31,320,980      3,045,335
  Receivables:
    Investment securities sold..........     2,087,800        665,436
    Interest and dividends..............     1,110,810         68,361
    Subscriptions of capital stock......       108,447             --
  Deferred registration costs (Note
    1)..................................        32,951         34,519
  Prepaid expenses......................         4,147          1,651
                                          -------------   ------------
TOTAL ASSETS............................   241,896,253     40,722,158
                                          -------------   ------------
LIABILITIES:
  Payable upon return of securities
    loaned (Note 1).....................    31,320,980      3,045,335
  Payable for investment securities
    purchased...........................     8,881,340        952,648
  Redemptions of capital stock..........        15,119             --
  Payable for investment advisory and
    management fees.....................       137,397         26,535
  Payable for distribution fees.........         6,065          1,043
  Accounts payable and accrued
    expenses............................        28,665         10,683
                                          -------------   ------------
TOTAL LIABILITIES.......................    40,389,566      4,036,244
                                          -------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000;
    10,000,000,000 shares;
    respectively........................   150,639,270     30,051,810
  Unrealized appreciation of
    investments.........................    43,935,279      4,746,497
  Undistributed net investment income
    (loss)..............................       596,119         29,945
  Accumulated net realized gain (loss)
    from the sale of investments........     6,336,019      1,857,662
                                          -------------   ------------
TOTAL NET ASSETS........................  $201,506,687    $36,685,914
                                          -------------   ------------
                                          -------------   ------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $165,268,448; $23,478,000;
  $19,452,841; $356,905,453;
  $83,520,088; $738,509,294; and
  $110,780,008; respectively and
  9,105,684; 1,676,545; 1,320,534;
  14,614,375; 1,893,644; 20,899,021; and
  3,188,258 shares outstanding;
  respectively).........................        $18.15         $14.00
                                          -------------   ------------
Class B shares (based on net assets of
  $9,340,860; $4,273,626; $4,104,337;
  $8,975,835; $3,954,784; $14,562,334;
  and $7,895,421; respectively and
  517,932; 307,562; 279,385; 376,929;
  92,333; 423,748; and 231,176 shares
  outstanding; respectively)............        $18.03         $13.90
                                          -------------   ------------
Class C shares (based on net assets of
  $5,685,737; $1,749,183; $1,870,323;
  $1,997,540; $1,092,010; $2,806,862;
  and $2,200,244; respectively and
  316,433; 125,843; 127,291; 83,892;
  25,485; 81,682; and 64,385 shares
  outstanding; respectively)............        $17.97         $13.90
                                          -------------   ------------
Class H shares (based on net assets of
  $21,211,642; $7,185,105; $6,574,768;
  $16,689,512; $8,216,210; $39,015,461;
  and $15,830,064; respectively and
  1,176,536; 516,887; 447,451; 700,462;
  191,822; 1,134,811; and 463,198 shares
  outstanding; respectively)............        $18.03         $13.90
                                          -------------   ------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $0; $120,001,093; and
  $0; respectively and 0; 0; 0; 0; 0;
  3,375,396; and 0 shares outstanding;
  respectively).........................            --             --
                                          -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                            GROWTH &                                                        CAPITAL
                                             INCOME         CAPITAL        FIDUCIARY        GROWTH       APPRECIATION
                                              FUND           FUND            FUND            FUND          PORTFOLIO
                                          ------------   -------------   -------------   -------------   -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market (cost $163,295,839;
  $32,160,359; $26,612,717;
  $229,905,906; $60,238,188;
  $464,772,689; and $74,348,553
  respectively) (Note 1)................  $32,115,540    $384,419,251    $ 96,734,551    $915,761,422    $135,353,551
Collateral for securities lending
  transactions (Note 1).................    3,425,900      99,480,733      23,866,251              --      44,811,739
Receivables:
  Investment securities sold............           --       2,251,612         441,655              --       1,770,941
  Interest and dividends................       82,169         184,171          61,604         325,869          37,388
  Subscriptions of capital stock........        2,551           5,976         128,318          31,763              --
Deferred registration costs (Note 1)....       40,808          21,894          32,835          30,625          30,184
Prepaid expenses........................       11,565           8,018           7,384          16,106           2,264
                                          ------------   -------------   -------------   -------------   -------------
TOTAL ASSETS............................   35,678,533     486,371,655     121,272,598     916,165,785     182,006,067
                                          ------------   -------------   -------------   -------------   -------------
LIABILITIES:
  Payable upon return of securities
    loaned (Note 1).....................    3,425,900      99,480,733      23,866,251              --      44,811,739
  Payable for investment securities
    purchased...........................      209,246       1,994,593         498,648              --         361,480
  Redemptions of capital stock..........           --          47,442          30,820          99,324              --
  Payable for investment advisory and
    management fees.....................       23,569         236,246          72,379         513,751          95,878
  Payable for distribution fees.........       13,798           6,400           1,874          13,288           4,145
  Accounts payable and accrued
    expenses............................        3,751          37,901          19,534         644,378          27,088
                                          ------------   -------------   -------------   -------------   -------------
TOTAL LIABILITIES.......................    3,676,264     101,803,315      24,489,506       1,270,741      45,300,330
                                          ------------   -------------   -------------   -------------   -------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    10,000,000,000; 10,000,000,000;
    10,000,000,000; 10,000,000,000;
    100,000,000,000; 100,000,000,000;
    10,000,000,000 shares;
    respectively........................   26,202,481     207,871,629      50,752,885     462,226,140      77,470,288
  Unrealized appreciation of
    investments.........................    5,502,823     154,513,345      36,496,363     450,988,733      61,004,998
  Undistributed net investment income
    (loss)..............................       53,657        (647,914)       (303,963)     (1,742,798)       (654,850)
  Accumulated net realized gain (loss)
    from the sale of investments........      243,308      22,831,280       9,837,807       3,422,969      (1,114,699)
                                          ------------   -------------   -------------   -------------   -------------
TOTAL NET ASSETS........................  $32,002,269    $384,568,340    $ 96,783,092    $914,895,044    $136,705,737
                                          ------------   -------------   -------------   -------------   -------------
                                          ------------   -------------   -------------   -------------   -------------
SHARES OUTSTANDING AND NET ASSET VALUE
  PER SHARE:
Class A shares (based on net assets of
  $165,268,448; $23,478,000;
  $19,452,841; $356,905,453;
  $83,520,088; $738,509,294; and
  $110,780,008; respectively and
  9,105,684; 1,676,545; 1,320,534;
  14,614,375; 1,893,644; 20,899,021; and
  3,188,258 shares outstanding;
  respectively).........................       $14.73          $24.42          $44.11          $35.34          $34.75
                                          ------------   -------------   -------------   -------------   -------------
Class B shares (based on net assets of
  $9,340,860; $4,273,626; $4,104,337;
  $8,975,835; $3,954,784; $14,562,334;
  and $7,895,421; respectively and
  517,932; 307,562; 279,385; 376,929;
  92,333; 423,748; and 231,176 shares
  outstanding; respectively)............       $14.69          $23.81          $42.83          $34.37          $34.15
                                          ------------   -------------   -------------   -------------   -------------
Class C shares (based on net assets of
  $5,685,737; $1,749,183; $1,870,323;
  $1,997,540; $1,092,010; $2,806,862;
  and $2,200,244; respectively and
  316,433; 125,843; 127,291; 83,892;
  25,485; 81,682; and 64,385 shares
  outstanding; respectively)............       $14.69          $23.81          $42.85          $34.36          $34.17
                                          ------------   -------------   -------------   -------------   -------------
Class H shares (based on net assets of
  $21,211,642; $7,185,105; $6,574,768;
  $16,689,512; $8,216,210; $39,015,461;
  and $15,830,064; respectively and
  1,176,536; 516,887; 447,451; 700,462;
  191,822; 1,134,811; and 463,198 shares
  outstanding; respectively)............       $14.69          $23.83          $42.83          $34.38          $34.18
                                          ------------   -------------   -------------   -------------   -------------
Class Z shares (based on net assets of
  $0; $0; $0; $0; $0; $120,001,093; and
  $0; respectively and 0; 0; 0; 0; 0;
  3,375,396; and 0 shares outstanding;
  respectively).........................           --              --              --          $35.55              --
                                          ------------   -------------   -------------   -------------   -------------

FORTIS STOCK FUNDS

Statements of Operations

(Unaudited)

For The Six-Month Period Ended February 28, 1998

--------------------------------------------------------------------------------

                                             ASSET
                                           ALLOCATION       VALUE
                                           PORTFOLIO        FUND
                                          ------------   -----------
NET INVESTMENT INCOME:
  Income:
    Interest income.....................  $ 3,207,714    $   86,842
    Dividend income.....................      365,722       257,263
    Fee income (Note 1).................       27,112         2,692
                                          ------------   -----------
  Total income..........................    3,600,548       346,797
                                          ------------   -----------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................      862,868       158,175
    Distribution fees (Class A) (Note
      2)................................      357,536        26,636
    Distribution fees (Class B) (Note
      2)................................       41,334        15,895
    Distribution fees (Class C) (Note
      2)................................       25,740         6,459
    Distribution fees (Class H) (Note
      2)................................       93,016        29,278
    Registration fees...................       26,034        20,827
    Shareholders' notices and reports...       17,406         1,114
    Legal and auditing fees (Note 2)....       17,654         8,777
    Custodian fees......................       18,348         8,430
    Directors' fees and expenses........        5,405           719
    Other...............................        7,781         1,012
                                          ------------   -----------
  Total expenses........................    1,473,122       277,322
                                          ------------   -----------
NET INVESTMENT INCOME (LOSS)............    2,127,426        69,475
                                          ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions........................    8,397,530     3,197,350
  Net change in unrealized appreciation
    (depreciation) of investments.......    6,410,224     1,344,853
                                          ------------   -----------
NET GAIN ON INVESTMENTS.................   14,807,754     4,542,203
                                          ------------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $16,935,180    $4,611,678
                                          ------------   -----------
                                          ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                           GROWTH &                                                    CAPITAL
                                            INCOME        CAPITAL       FIDUCIARY        GROWTH      APPRECIATION
                                             FUND           FUND           FUND           FUND        PORTFOLIO
                                          -----------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME:
Income:
  Interest income.......................  $  118,909    $   652,856    $   183,972    $ 2,001,813    $   279,702
  Dividend income.......................     298,095        796,737        193,356      1,012,533         14,312
  Fee income (Note 1)...................       5,850         78,770         18,921             --        103,011
                                          -----------   ------------   ------------   ------------   ------------
Total income............................     422,854      1,528,363        396,249      3,014,346        397,025
                                          -----------   ------------   ------------   ------------   ------------
Expenses:
  Investment advisory and management
    fees (Note 2).......................     130,582      1,498,494        471,238      3,311,845        613,886
  Distribution fees (Class A) (Note
    2)..................................      19,590        424,412        103,816        898,568        237,146
  Distribution fees (Class B) (Note
    2)..................................      15,719         39,279         15,809         64,703         35,151
  Distribution fees (Class C) (Note
    2)..................................       7,847          8,608          4,512         12,457         10,082
  Distribution fees (Class H) (Note
    2)..................................      28,657         76,379         35,759        180,293         71,161
  Registration fees.....................      14,877         26,481         22,018         57,454         30,448
  Shareholders' notices and reports.....         645         32,777          8,133         86,566         14,528
  Legal and auditing fees (Note 2)......       8,286         21,521         15,918         30,706         16,613
  Custodian fees........................       6,546         22,861         10,562         49,539         12,893
  Directors' fees and expenses..........         332         11,108          8,529         25,733          3,917
  Other.................................         475         14,357          3,918         39,280          6,050
                                          -----------   ------------   ------------   ------------   ------------
Total expenses..........................     233,556      2,176,277        700,212      4,757,144      1,051,875
                                          -----------   ------------   ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)............     189,298       (647,914)      (303,963)    (1,742,798)      (654,850)
                                          -----------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 1):
  Net realized gain from security
    transactions........................     252,982     26,650,352     11,092,452      9,064,480      1,399,155
  Net change in unrealized appreciation
    (depreciation) of investments.......   3,033,641     11,789,211     (2,106,367)    46,201,381     15,851,386
                                          -----------   ------------   ------------   ------------   ------------
NET GAIN ON INVESTMENTS.................   3,286,623     38,439,563      8,986,085     55,265,861     17,250,541
                                          -----------   ------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $3,475,921    $37,791,649    $ 8,682,122    $53,523,063    $16,595,691
                                          -----------   ------------   ------------   ------------   ------------
                                          -----------   ------------   ------------   ------------   ------------

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

ASSET ALLOCATION PORTFOLIO

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                     PERIOD ENDED      FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment income...........................  $    2,127,426  $    3,702,769
  Net realized gain from security transactions....       8,397,530      21,517,162
  Net change in unrealized appreciation on
    investments in securities.....................       6,410,224      12,305,587
                                                    --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      16,935,180      37,525,518
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................      (1,955,057)     (3,394,288)
    Class B.......................................         (74,887)       (102,347)
    Class C.......................................         (48,871)        (62,513)
    Class H.......................................        (173,091)       (240,105)
  From net realized gains on investments
    Class A.......................................     (17,863,810)     (7,790,082)
    Class B.......................................        (930,803)       (290,516)
    Class C.......................................        (594,058)       (175,535)
    Class H.......................................      (2,140,225)       (668,944)
  Excess distributions of net realized gains
    Class A.......................................              --         (26,271)
    Class B.......................................              --            (792)
    Class C.......................................              --            (484)
    Class H.......................................              --          (1,858)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (23,780,802)    (12,753,735)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (550,483 and 1,049,780 shares)........      10,295,835      18,325,244
    Class B (99,597 and 172,571 shares)...........       1,829,472       2,998,989
    Class C (68,195 and 123,842 shares)...........       1,241,309       2,158,427
    Class H (231,609 and 356,375 shares)..........       4,278,812       6,214,436
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (1,081,675 and 623,301 shares)........      18,516,307      10,494,510
    Class B (57,940 and 23,140 shares)............         984,844         387,752
    Class C (37,021 and 13,876 shares)............         627,165         231,768
    Class H (130,446 and 51,275 shares)...........       2,215,933         858,303
  Less cost of repurchase of shares
    Class A (783,209 and 1,706,945 shares)........     (14,605,395)    (30,091,087)
    Class B (35,016 and 69,197 shares)............        (650,193)     (1,205,507)
    Class C (43,350 and 44,638 shares)............        (771,271)       (768,795)
    Class H (94,331 and 164,068 shares)...........      (1,737,782)     (2,860,606)
                                                    --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................      22,225,036       6,743,434
                                                    --------------  --------------
TOTAL INCREASE IN NET ASSETS......................      15,379,414      31,515,217
NET ASSETS:
  Beginning of period.............................     186,127,273     154,612,056
                                                    --------------  --------------
  End of period (includes undistributed net
    investment income of $596,119 and $720,599,
    respectively).................................  $  201,506,687  $  186,127,273
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

VALUE FUND

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                     PERIOD ENDED      FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment income...........................   $     69,475    $    109,544
  Net realized gain from security transacations...      3,197,350       1,524,189
  Net change in unrealized appreciation of
    investments in securities.....................      1,344,853       3,192,347
                                                    --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      4,611,678       4,826,080
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................       (116,026)        (62,943)
    Class B.......................................             --          (2,233)
    Class C.......................................             --            (680)
    Class H.......................................             --          (4,998)
  From net realized gains on investments
    Class A.......................................     (1,834,815)       (228,302)
    Class B.......................................       (316,448)        (19,112)
    Class C.......................................       (128,894)         (5,825)
    Class H.......................................       (582,707)        (42,783)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (2,978,890)       (366,876)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (467,334 and 816,622 shares)..........      6,422,908      10,071,023
    Class B (111,985 and 134,156 shares)..........      1,523,178       1,639,623
    Class C (43,956 and 59,914 shares)............        599,083         740,650
    Class H (164,069 and 285,757 shares)..........      2,239,942       3,504,117
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (147,793 and 25,047 shares)...........      1,918,350         287,791
    Class B (24,067 and 1,855 shares).............        310,465          21,220
    Class C (9,863 and 562 shares)................        127,238           6,429
    Class H (44,045 and 4,125 shares).............        568,184          47,188
  Less cost of repurchase of shares
    Class A (556,227 and 140,400 shares)..........     (7,889,410)     (1,735,918)
    Class B (13,751 and 10,742 shares)............       (184,441)       (133,427)
    Class C (2,855 and 6,447 shares)..............        (38,926)        (79,920)
    Class H (56,853 and 74,308 shares)............       (776,907)       (911,833)
                                                    --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................      4,819,664      13,456,943
                                                    --------------  --------------
TOTAL INCREASE IN NET ASSETS......................      6,452,452      17,916,147
NET ASSETS:
  Beginning of period.............................     30,233,462      12,317,315
                                                    --------------  --------------
  End of period (includes undistributed net
    investment income of $29,945 and $76,496,
    respectively).................................   $ 36,685,914    $ 30,233,462
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH & INCOME FUND

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                        PERIOD
                                                        ENDED          FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment income...........................   $    189,298    $    173,038
  Net realized gain from security transacations...        252,982          79,211
  Net change in unrealized appreciation of
    investments in securities.....................      3,033,641       2,394,136
                                                    --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      3,475,921       2,646,385
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................       (135,776)        (95,456)
    Class B.......................................        (15,459)         (7,150)
    Class C.......................................         (7,841)         (4,240)
    Class H.......................................        (29,214)        (16,440)
  From net realized gains on investments
    Class A.......................................        (10,124)        (42,381)
    Class B.......................................         (2,098)         (7,753)
    Class C.......................................         (1,029)         (3,546)
    Class H.......................................         (3,663)        (17,951)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (205,204)       (194,917)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (448,368 and 913,354 shares)..........      6,232,824      11,139,324
    Class B (122,074 and 134,438 shares)..........      1,680,364       1,627,226
    Class C (43,894 and 75,761 shares)............        606,421         917,962
    Class H (113,671 and 311,309 shares)..........      1,571,134       3,801,926
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (9,915 and 10,741 shares).............        135,816         127,797
    Class B (1,262 and 1,263 shares)..............         17,268          14,789
    Class C (610 and 625 shares)..................          8,347           7,348
    Class H (2,357 and 2,865 shares)..............         32,247          33,503
  Less cost of repurchase of shares
    Class A (202,664 and 160,250 shares)..........     (2,810,767)     (1,974,529)
    Class B (21,020 and 7,826 shares).............       (285,692)        (97,559)
    Class C (16,211 and 6,655 shares).............       (226,941)        (79,312)
    Class H (58,914 and 48,414 shares)............       (818,070)       (594,546)
                                                    --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................      6,142,951      14,923,929
                                                    --------------  --------------
TOTAL INCREASE IN NET ASSETS......................      9,413,668      17,375,397
NET ASSETS:
  Beginning of period.............................     22,588,601       5,213,204
                                                    --------------  --------------
  End of period (includes undistributed net
    investment income of $53,657 and $52,649,
    respectively).................................   $ 32,002,269    $ 22,588,601
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL FUND

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                     PERIOD ENDED      FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment loss.............................  $     (647,914) $   (1,209,262)
  Net realized gain from security transacations...      26,650,352      63,878,182
  Net change in unrealized appreciation of
    investments in securities.....................      11,789,211      33,552,766
                                                    --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      37,791,649      96,221,686
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.......................................              --        (141,299)
  From net realized gains on investments
    Class A.......................................     (51,765,285)    (33,970,839)
    Class B.......................................      (1,231,053)       (572,462)
    Class C.......................................        (528,836)       (126,988)
    Class H.......................................      (2,412,646)     (1,124,462)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (55,937,820)    (35,936,050)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (895,438 and 967,481 shares)..........      22,363,456      22,693,862
    Class B (56,371 and 99,817 shares)............       1,375,223       2,280,963
    Class C (97,208 and 26,028 shares)............       2,427,313         592,828
    Class H (92,070 and 215,855 shares)...........       2,294,344       5,025,197
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (2,201,510 and 1,473,677 shares)......      47,970,902      31,713,534
    Class B (57,626 and 26,803 shares)............       1,226,273         569,830
    Class C (11,229 and 5,860 shares).............         238,946         124,476
    Class H (107,308 and 49,765 shares)...........       2,284,582       1,057,494
  Less cost of repurchase of shares
    Class A (1,530,547 and 2,075,394 shares)......     (37,883,557)    (48,029,755)
    Class B (20,814 and 31,749 shares)............        (494,981)       (719,644)
    Class C (80,322 and 14,112 shares)............      (1,723,233)       (319,497)
    Class H (62,251 and 73,545 shares)............      (1,497,787)     (1,701,467)
                                                    --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................      38,581,481      13,287,821
                                                    --------------  --------------
TOTAL INCREASE IN NET ASSETS......................      20,435,310      73,573,457
NET ASSETS:
  Beginning of period.............................     364,133,030     290,559,573
                                                    --------------  --------------
  End of period (includes undistributed net
    investment loss of $647,914 and $0,
    respectively).................................  $  384,568,340  $  364,133,030
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

FIDUCIARY FUND

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                     PERIOD ENDED      FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment loss.............................  $     (303,963) $     (626,755)
  Net realized gain from security transacations...      11,092,452      14,259,204
  Net change in unrealized appreciation
    (depreciation) of investments in securities...      (2,106,367)     10,814,437
                                                    --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................       8,682,122      24,446,886
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................     (10,713,649)     (4,979,555)
    Class B.......................................        (422,294)       (124,877)
    Class C.......................................        (118,873)        (39,295)
    Class H.......................................        (954,059)       (291,166)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............     (12,208,875)     (5,434,893)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (228,199 and 264,554 shares)..........       9,973,339      10,695,362
    Class B (25,858 and 32,851 shares)............       1,136,275       1,306,041
    Class C (8,247 and 6,194 shares)..............         343,866         241,373
    Class H (42,112 and 72,797 shares)............       1,852,213       2,906,990
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (261,730 and 127,747 shares)..........      10,403,771       4,862,050
    Class B (10,825 and 3,357 shares).............         418,476         125,643
    Class C (3,073 and 1,047 shares)..............         118,850          39,264
    Class H (24,449 and 7,734 shares).............         945,193         289,482
  Less cost of repurchase of shares
    Class A (413,140 and 361,725 shares)..........     (17,590,660)    (14,656,981)
    Class B (3,338 and 14,724 shares).............        (147,381)       (592,169)
    Class C (4,156 and 2,440 shares)..............        (168,618)        (95,382)
    Class H (18,868 and 23,662 shares)............        (822,024)       (943,779)
                                                    --------------  --------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................       6,463,300       4,177,894
                                                    --------------  --------------
TOTAL INCREASE IN NET ASSETS......................       2,936,547      23,189,887
NET ASSETS:
  Beginning of period.............................      93,846,545      70,656,658
                                                    --------------  --------------
  End of period (includes undistributed net
    investment loss of $303,963 and $0,
    respectively).................................  $   96,783,092  $   93,846,545
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

GROWTH FUND

--------------------------------------------------------------------------------
                                                        FOR THE
                                                       SIX-MONTH
                                                      PERIOD ENDED
                                                      FEBRUARY 28,        FOR THE
                                                          1998           YEAR ENDED
                                                      (UNAUDITED)     AUGUST 31, 1997
                                                    ----------------  ----------------
OPERATIONS:
  Net investment loss.............................  $     (1,742,798) $     (3,849,243)
  Net realized gain from security transacations...         9,064,480       101,212,746
  Net change in unrealized appreciation of
    investments in securities.....................        46,201,381       102,027,949
                                                    ----------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................        53,523,063       199,391,452
                                                    ----------------  ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................       (73,562,102)      (60,229,768)
    Class B.......................................        (1,380,587)         (773,234)
    Class C.......................................          (263,232)         (138,820)
    Class H.......................................        (3,820,899)       (2,272,953)
    Class Z.......................................       (11,439,433)       (8,698,046)
                                                    ----------------  ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............       (90,466,253)      (72,112,821)
                                                    ----------------  ----------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (3,996,709 and 5,049,377 shares)......       142,393,655       171,053,540
    Class B (71,213 and 142,718 shares)...........         2,470,904         4,747,591
    Class C (17,361 and 36,673 shares)............           591,573         1,214,910
    Class H (142,429 and 382,332 shares)..........         4,981,856        12,751,164
    Class Z (359,643 and 421,091 shares)..........        12,652,944        14,099,862
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (2,215,381 and 1,768,394 shares)......        70,604,208        57,897,492
    Class B (44,165 and 23,932 shares)............         1,370,890           771,073
    Class C (8,466 and 4,296 shares)..............           262,703           138,406
    Class H (121,742 and 69,264 shares)...........         3,780,075         2,231,699
    Class Z (344,351 and 260,207 shares)..........        11,036,437         8,537,395
  Less cost of repurchase of shares
    Class A (5,000,390 and 7,075,360 shares)......      (179,048,247)     (240,578,784)
    Class B (24,237 and 45,388 shares)............          (821,447)       (1,512,337)
    Class C (8,961 and 10,067 shares).............          (309,513)         (336,196)
    Class H (85,543 and 162,457 shares)...........        (2,969,683)       (5,434,477)
    Class Z (327,487 and 572,423 shares)..........       (11,625,237)      (19,422,060)
                                                    ----------------  ----------------
NET INCREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................        55,371,118         6,159,278
                                                    ----------------  ----------------
TOTAL INCREASE IN NET ASSETS......................        18,427,928       133,437,909
NET ASSETS:
  Beginning of period.............................       896,467,116       763,029,207
                                                    ----------------  ----------------
  End of period (includes undistributed net
    investment loss of $1,742,798 and $0,
    respectively).................................  $    914,895,044  $    896,467,116
                                                    ----------------  ----------------
                                                    ----------------  ----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Statements of Changes in Net Assets

CAPITAL APPRECIATION PORTFOLIO

--------------------------------------------------------------------------------
                                                       FOR THE
                                                      SIX-MONTH
                                                     PERIOD ENDED      FOR THE
                                                     FEBRUARY 28,     YEAR ENDED
                                                         1998         AUGUST 31,
                                                     (UNAUDITED)         1997
                                                    --------------  --------------
OPERATIONS:
  Net investment loss.............................  $     (654,850) $   (1,150,267)
  Net realized gain from security transacations...       1,399,155         470,737
  Net change in unrealized appreciation
    (depreciation) of investments in securities...      15,851,386      (9,268,528)
                                                    --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................      16,595,691      (9,948,058)
                                                    --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From realized gains on investments
    Class A.......................................              --      (3,954,147)
    Class B.......................................              --        (189,757)
    Class C.......................................              --         (47,703)
    Class H.......................................              --        (381,589)
  Tax return of capital
    Class A.......................................              --        (905,283)
    Class B.......................................              --         (43,444)
    Class C.......................................              --         (10,921)
    Class H.......................................              --         (87,363)
                                                    --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............              --      (5,620,207)
                                                    --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (703,570 and 1,798,460 shares)........      22,256,555      54,031,052
    Class B (36,231 and 118,162 shares)...........       1,137,587       3,552,423
    Class C (12,754 and 43,602 shares)............         400,719       1,297,540
    Class H (72,606 and 236,178 shares)...........       2,278,720       7,111,058
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (0 and 151,618 shares)................              --       4,748,671
    Class B (0 and 7,441 shares)..................              --         230,517
    Class C (0 and 1,874 shares)..................              --          58,089
    Class H (0 and 15,016 shares).................              --         465,003
  Less cost of repurchase of shares
    Class A (960,260 and 1,793,757 shares)........     (30,519,266)    (54,047,060)
    Class B (22,574 and 39,286 shares)............        (704,587)     (1,159,231)
    Class C (10,485 and 12,477 shares)............        (323,068)       (353,713)
    Class H (52,696 and 85,586 shares)............      (1,653,153)     (2,540,636)
                                                    --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE
  TRANSACTIONS....................................      (7,126,493)     13,393,713
                                                    --------------  --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........       9,469,198      (2,174,552)
NET ASSETS:
  Beginning of period.............................     127,236,539     129,411,091
                                                    --------------  --------------
  End of period (includes undistributed net
    investment loss of $654,850 and $0,
    respectively).................................  $  136,705,737  $  127,236,539
                                                    --------------  --------------
                                                    --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS STOCK FUNDS

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The funds are open-end, diversified management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. Asset Allocation and Capital Appreciation Portfolios are series of Fortis Advantage Portfolios, Inc. ("Fortis Advantage") and Fortis Value Fund, Fortis Growth & Income Fund and Fortis Capital Fund are funds of Fortis Equity Portfolios, Inc. ("Fortis Equity"). The investment objectives of each portfolio are as follows:

   - The objective of the Fortis Asset Allocation Portfolio is maximum total return on invested capital, to be derived mainly from capital appreciation, dividends and interest.

   - The objective of Fortis Value Fund is short and long-term capital appreciation. Current income is only a secondary objective. The portfolio invests primarily in equity securities and selects stocks based on the "value" philosophy.

   - The objective of the Fortis Growth & Income Fund is capital appreciation and current income. The fund invests primarily in equity securities that provide an income component.

   - The objective of the Fortis Capital Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of the Fortis Fiduciary Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Growth Fund is short and long-term capital appreciation. Current income is only a secondary objective.

   - The objective of Fortis Capital Appreciation Portfolio is maximum long-term capital appreciation. Dividend and interest income from investments, if any, is incidental.

   The Articles of Incorporation of Fortis Advantage and Fortis Equity permits the Board of Directors to create additional portfolios in the future.

   The Fortis Advantage Portfolios, Fortis Equity Portfolios, Fortis Growth Fund and Fortis Fiduciary Fund offer Class A, Class B, Class C and Class H shares.

   The Fortis Advantage Portfolios, Fortis Capital Fund, Fortis Growth Fund and Fortis Fiduciary Fund began to issue multiple class shares effective November 14, 1994. The inception of Fortis Value Fund and Fortis Growth & Income Fund was December 15, 1995, and the commencement of operations was January 2, 1996. Class A shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to contingent deferred sales charge for one year. Class Z shares are sold without a front-end sales charge, a contingent deferred sales charge and has no distribution fees. Only Fortis Growth Fund issues Class Z shares. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the Funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Asset Allocation Portfolio on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. At February 28, 1998, the Asset Allocation Portfolio had entered into outstanding when-issued or forward commitments of $6,394,814.

   Consistent with its ability to purchase securities on a when-issued basis, the Asset Allocation Portfolio may enter into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. The Advantage Asset Allocation Portfolio amortizes original issue discount, long term bond premium, and market discount.

   For the period ended February 28, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) were as follows:

                                                    Cost of          Proceeds
                                                   Purchases        from Sales
-------------------------------------------------------------------------------
Fortis Asset Allocation Portfolio............    $ 100,744,366     $ 99,211,750
Fortis Value Fund............................       27,638,315       26,338,327
Fortis Growth & Income Fund..................        9,085,248        1,182,106
Fortis Capital Fund..........................       56,822,575       59,419,371
Fortis Fiduciary Fund........................       15,240,827       21,309,775
Fortis Growth Fund...........................       35,940,505       85,180,132
Fortis Capital Appreciation Portfolio........       12,437,070       17,844,917

   LENDING OF PORTFOLIO SECURITIES: At February 28, 1998, securities were on loan to brokers from the Funds. For collateral, the Fund's custodian

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------
   received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risks to the Funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan and fee income from securities lending was as follows for the period ended ended February 28, 1998:

                                                                                      Fee
                                                                                    Income
                                                                                      For
                                                                                    Period
                                                                                     Ended
                                                                                   February
                                                  Securities                          28,
                                                   On Loan         Collateral        1998
--------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 30,626,072     $ 31,320,980     $ 27,112
Value Fund...................................       3,029,826        3,045,335        2,692
Growth & Income Fund.........................       3,302,320        3,425,900        5,850
Capital Fund.................................      97,281,141       99,480,733       78,770
Fiduciary Fund...............................      23,184,237       23,866,251       18,921
Capital Appreciation Portfolio...............      43,845,251       44,811,739      103,011

   FEDERAL TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. For tax purposes, each portfolio is a single taxable entity.

   On a calendar year basis, each portfolio intends to distribute substantially all of its net investment income and realized gains, if any, to avoid payment of federal excise taxes.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount policies and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   For federal income tax purposes Capital Appreciation Portfolio had a capital loss carryover of $2,513,854 at August 31, 1997, which, if not offset by subsequent capital gains, will expire in 2006. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTIONS: It is the policy of Fortis Asset Allocation Portfolio, and Fortis Growth & Income Fund to pay quarterly distributions from net investment income; Fortis Capital Appreciation Portfolio, Fortis Value Fund, Fortis Capital Fund, Fortis Fiduciary Fund and Fortis Growth Fund to pay annual distributions from net investment income. Distributions of net realized capital gains, if any, are made annually by each Fund. The distributions are recorded on the record date and are payable in cash or reinvested in additional shares of the portfolio at net asset value without any charge to the shareholder.

   ILLIQUID SECURITIES: At February 28, 1998, investments in securities for the Asset Allocation Portfolio and the Growth & Income Fund included issues that are illiquid. The funds currently limit investments in illiquid securities to 15% of net assets; at market value, at the date of purchase. The aggregate value of such securities at February 28, 1998, was $1,683,838 Asset Allocation Portfolio; $671,250 Growth & Income Fund, which represents .84% , 2.10% of net assets, respectively. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., (Advisers), is the investment adviser for each Fund. Investment advisory and management fees are computed for Fortis Asset Allocation Portfolio, Fortis Value Fund, Fortis Growth & Income Fund, Fortis Capital Fund, Fortis Fiduciary Fund, Fortis Growth Fund, and Fortis Capital Appreciation Portfolio at an annual rate of 1% of the first $100 million of average daily net assets, .80% for the next $150 million, and .70% for average daily net assets over $250 million of each portfolio.

   In addition to the investment advisory and management fee, Classes A, B, C, and H pay Fortis Investors, Inc. (the funds' principal underwriter) distribution fees equal to .45% of average daily net assets for Class A for each of Asset Allocation and Capital Appreciation Portfolios and .25% of average daily net assets for Class A for each of Value Fund, Growth & Income Fund, Capital Fund, Fiduciary Fund, and Growth Fund and 1.00% of average daily net assets for Classes B, C, and H for each fund on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc. also received sales charges (paid by purchasers or redeemers of the funds' shares) as follows:

                                                  Class A      Class B      Class C      Class H
---------------------------------------------------------------------------------------------------------
Asset Allocation Portfolio...................    $ 210,482     $  9,886     $  2,533     $ 25,524
Value Fund...................................      103,373        2,716          277       14,028
Growth & Income Fund.........................      103,258        3,434          472       11,952
Capital Fund.................................      221,345        7,012       15,171       26,628
Fiduciary Fund...............................      109,076        2,556          113       11,209
Growth Fund..................................      536,582       16,798          505       48,421
Capital Appreciation Portfolio...............      141,330       10,503          522       22,873

   For the period ended ended February 28, 1998, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

                                                  Amount
---------------------------------------------------------
Asset Allocation Portfolio...................    $  2,281
Value Fund...................................         223
Growth & Income Fund.........................         104
Capital Fund.................................       4,661
Fiduciary Fund...............................       1,984
Growth Fund..................................      11,667
Capital Appreciation Portfolio...............       1,736

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Stock Funds is presented based upon average fund shares outstanding:

                                                                            Class A
                                           --------------------------------------------------------------------------
                                                        Year Ended August 31,                  Year Ended October 31,
                                           ------------------------------------------------    ----------------------
ASSET ALLOCATION PORTFOLIO                  1998**        1997         1996        1995++        1994         1993
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   18.98    $   16.48    $   16.52    $   14.44    $   15.43    $   14.00
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income - net...............         .22          .39          .47          .43          .37          .42
  Net realized and unrealized gains
    (losses) on investments.............        1.37         3.47          .29         2.14         (.31)        1.52
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        1.59         3.86          .76         2.57          .06         1.94
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........       (0.24)        (.41)        (.47)        (.40)        (.33)        (.51)
  From net realized gains...............       (2.18)        (.95)        (.32)        (.09)        (.72)          --
  Excess distributions of net realized
    gains...............................          --           --         (.01)          --           --           --
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (2.42)       (1.36)        (.80)        (.49)       (1.05)        (.51)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   18.15    $   18.98    $   16.48    $   16.52    $   14.44    $   15.43
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        9.21%       24.62%        4.73%       18.25%         .48%       14.20%
Net assets end of period (000s
  omitted)..............................   $ 165,268    $ 156,734    $ 136,656    $ 132,939    $ 119,395    $ 108,488
Ratio of expenses to average daily net
  assets................................        1.45%*       1.48%        1.50%        1.57%*       1.55%        1.58%
Ratio of net investment income to
  average daily net assets..............        2.32%*       2.22%        2.85%        3.31%*       2.60%        2.90%
Portfolio turnover rate.................          50%         109%          89%          94%          94%         103%
Average Commission Paid {::}............   $   .0632    $   .0701    $   .0743           --           --           --

                                                           Class B
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
ASSET ALLOCATION PORTFOLIO                 1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $18.87     $ 16.40    $ 16.46    $ 14.27
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............      .15         .27        .37        .39
  Net realized and unrealized gains
    (losses) on investments.............     1.37        3.47        .29       2.26
                                           -------    -------    -------    -------
Total from operations...................     1.52        3.74        .66       2.65
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........     (.18)       (.32)      (.39)      (.37)
  From net realized gains...............    (2.18)       (.95)      (.32)      (.09)
  Excess distributions of net realized
    gains...............................       --          --       (.01)        --
                                           -------    -------    -------    -------
Total distributions to shareholders.....    (2.36)      (1.27)      (.72)      (.46)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $18.03     $ 18.87    $ 16.40    $ 16.46
                                           -------    -------    -------    -------
Total return @..........................     8.88%      23.92%      4.12%     19.00%
Net assets end of period (000s
  omitted)..............................   $9,341     $ 7,462    $ 4,411    $   692
Ratio of expenses to average daily net
  assets................................     2.00%*      2.03%      2.05%      2.12%*
Ratio of net investment income to
  average daily net assets..............     1.76%*      1.67%      2.34%      2.51%*
Portfolio turnover rate.................       50%        109%        89%        94%
Average Commission Paid {::}............   $.0632     $ .0701    $ .0743         --

*      Annualized
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
++     Ten-month period ended August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
ASSET ALLOCATION PORTFOLIO                 1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $18.81     $ 16.35    $ 16.41    $ 14.27
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............      .15         .26        .37        .39
  Net realized and unrealized gains
    (losses) on investments.............     1.37        3.47        .29       2.21
                                           -------    -------    -------    -------
Total from operations...................     1.52        3.73        .66       2.60
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........     (.18)       (.32)      (.39)      (.37)
  From net realized gains...............    (2.18)       (.95)      (.32)      (.09)
  Excess distributions of net realized
    gains...............................       --          --       (.01)        --
                                           -------    -------    -------    -------
Total distributions to shareholders.....    (2.36)      (1.27)      (.72)      (.46)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $17.97     $ 18.81    $ 16.35    $ 16.41
                                           -------    -------    -------    -------
Total return @..........................     8.91%      23.93%      4.13%     18.64%
Net assets end of period (000s
  omitted)..............................   $5,686     $ 4,789    $ 2,641    $   777
Ratio of expenses to average daily net
  assets................................     2.00%*      2.03%      2.05%      2.12%*
Ratio of net investment income to
  average daily net assets..............     1.77%*      1.67%      2.33%      2.52%*
Portfolio turnover rate.................       50%        109%        89%        94%
Average Commission Paid {::}............   $.0632     $ .0701    $ .0743         --

                                                             Class H
                                           -------------------------------------------
                                                      Year Ended August 31,
                                           -------------------------------------------
ASSET ALLOCATION PORTFOLIO                  1998**       1997        1996       1995+
--------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  18.86    $  16.39    $  16.44    $ 14.27
                                           --------    --------    --------    -------
Operations:
  Investment income - net...............        .16         .27         .38        .39
  Net realized and unrealized gains
    (losses) on investments.............       1.37        3.47         .29       2.24
                                           --------    --------    --------    -------
Total from operations...................       1.53        3.74         .67       2.63
                                           --------    --------    --------    -------
Distributions to shareholders:
  From investment income - net..........       (.18)       (.32)       (.39)      (.37)
  From net realized gains...............      (2.18)       (.95)       (.32)      (.09)
  Excess distributions of net realized
    gains...............................         --          --        (.01)        --
                                           --------    --------    --------    -------
Total distributions to shareholders.....      (2.36)      (1.27)       (.72)      (.46)
                                           --------    --------    --------    -------
Net asset value, end of period..........   $  18.03    $  18.86    $  16.39    $ 16.44
                                           --------    --------    --------    -------
Total return @..........................       8.95%      23.93%       4.19%     18.86%
Net assets end of period (000s
  omitted)..............................   $ 21,212    $ 17,142    $ 10,904    $ 4,676
Ratio of expenses to average daily net
  assets................................       2.00%*      2.03%       2.05%      2.12%*
Ratio of net investment income to
  average daily net assets..............       1.76%*      1.67%       2.32%      2.54%*
Portfolio turnover rate.................         50%        109%         89%        94%
Average Commission Paid {::}............   $  .0632    $  .0701    $  .0743         --

*      Annualized
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                       Class A                           Class B
                                           -------------------------------    -----------------------------
                                                Year Ended August 31,             Year Ended August 31,
                                           -------------------------------    -----------------------------
VALUE FUND                                  1998**       1997       1996+     1998**      1997       1996+
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  13.51    $  10.75    $ 10.00    $13.39     $ 10.70    $ 10.00
                                           --------    --------    -------    -------    -------    -------
Operations:
  Investment income (loss) - net........        .06         .09        .05      (.01)       (.01)        --
  Net realized and unrealized gains
    (losses) on investments.............       1.88        2.94        .70      1.88        2.94        .70
                                           --------    --------    -------    -------    -------    -------
Total from operations...................       1.94        3.03        .75      1.87        2.93        .70
                                           --------    --------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       (.09)       (.06)        --        --        (.03)        --
  From net realized gains...............      (1.36)       (.21)        --     (1.36)       (.21)        --
                                           --------    --------    -------    -------    -------    -------
Total distributions to shareholders.....      (1.45)       (.27)        --     (1.36)       (.24)        --
                                           --------    --------    -------    -------    -------    -------
Net asset value, end of period..........   $  14.00    $  13.51    $ 10.75    $13.90     $ 13.39    $ 10.70
                                           --------    --------    -------    -------    -------    -------
Total return @..........................      15.17%      28.66%      7.50%    14.75%      27.75%      7.00%
Net assets end of period (000s
  omitted)..............................   $ 23,478    $ 21,855    $ 9,847    $4,274     $ 2,480    $   642
Ratio of expenses to average daily net
  assets................................       1.51%*      1.59%      1.65%*    2.26%*      2.34%      2.40%*
Ratio of net investment income to
  average daily net assets..............        .68%*       .72%       .75%*    (.07%)*     (.04%)      .00%*
Portfolio turnover rate.................         91%         93%        41%       91%         93%        41%
Average commission paid {::}............   $  .0598    $  .0657    $ .0521    $.0598     $ .0657    $ .0521

                                                      Class C                          Class H
                                           -----------------------------    -----------------------------
                                               Year Ended August 31,            Year Ended August 31,
                                           -----------------------------    -----------------------------
VALUE FUND                                 1998**      1997       1996+     1998**      1997       1996+
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $13.39     $ 10.70    $ 10.00    $13.39     $ 10.70    $ 10.00
                                           -------    -------    -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.01)       (.01)        --      (.01)       (.01)        --
  Net realized and unrealized gains
    (losses) on investments.............     1.88        2.94        .70      1.88        2.94        .70
                                           -------    -------    -------    -------    -------    -------
Total from operations...................     1.87        2.93        .70      1.87        2.93        .70
                                           -------    -------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       --        (.03)        --        --        (.03)        --
  From net realized gains...............    (1.36)       (.21)        --     (1.36)       (.21)        --
                                           -------    -------    -------    -------    -------    -------
Total distributions to shareholders.....    (1.36)       (.24)        --     (1.36)       (.24)        --
                                           -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $13.90     $ 13.39    $ 10.70    $13.90     $ 13.39    $ 10.70
                                           -------    -------    -------    -------    -------    -------
Total return @..........................    14.75%      27.75%      7.00%    14.75%      27.75%      7.00%
Net assets end of period (000s
  omitted)..............................   $1,749     $ 1,002    $   223    $7,185     $ 4,896    $ 1,605
Ratio of expenses to average daily net
  assets................................     2.26%*      2.34%      2.40%*    2.26%*      2.34%      2.40%*
Ratio of net investment income to
  average daily net assets..............     (.07%)*     (.04%)      .00%*    (.07%)*     (.04%)      .00%*
Portfolio turnover rate.................       91%         93%        41%       91%         93%        41%
Average commission paid {::}............   $.0598     $ .0657    $ .0521    $.0598     $ .0657    $ .0521

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                       Class A                           Class B
                                           -------------------------------    -----------------------------
                                                Year Ended August 31,             Year Ended August 31,
                                           -------------------------------    -----------------------------
GROWTH & INCOME FUND                        1998**       1997       1996+     1998**      1997       1996+
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  13.06    $  10.35    $ 10.00    $13.03     $ 10.32    $ 10.00
                                           --------    --------    -------    -------    -------    -------
Operations:
  Investment income - net...............        .12         .20        .07       .06         .11        .02
  Net realized and unrealized gains
    (losses) on investments.............       1.68        2.77        .34      1.68        2.77        .34
                                           --------    --------    -------    -------    -------    -------
Total from operations...................       1.80        2.97        .41      1.74        2.88        .36
                                           --------    --------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (0.12)       (.16)      (.06)     (.07)       (.07)      (.04)
  From net realized gains...............      (0.01)       (.10)        --      (.01)       (.10)        --
                                           --------    --------    -------    -------    -------    -------
Total distributions to shareholders.....      (0.13)       (.26)      (.06)     (.08)       (.17)      (.04)
                                           --------    --------    -------    -------    -------    -------
Net asset value, end of period..........   $  14.73    $  13.06    $ 10.35    $14.69     $ 13.03    $ 10.32
                                           --------    --------    -------    -------    -------    -------
Total return @..........................      13.86%      29.00%      4.11%    13.41%      28.16%      3.55%
Net assets end of period (000s
  omitted)..............................   $ 19,453      13,907    $ 3,117    $4,104     $ 2,306    $   508
Ratio of expenses to average daily net
  assets................................       1.49%*      1.75%      2.33%*    2.24%*      2.50%      3.08%*
Ratio of net investment income to
  average daily net assets..............       1.84%*      1.68%      1.16%*    1.09%*       .92%       .35%*
Portfolio turnover rate.................          5%         15%         5%        5%         15%         5%
Average commission paid {::}............   $  .0560    $  .0592    $ .0597    $.0560     $ .0592    $ .0597

                                                      Class C                          Class H
                                           -----------------------------    -----------------------------
                                               Year Ended August 31,            Year Ended August 31,
                                           -----------------------------    -----------------------------
GROWTH & INCOME FUND                       1998**      1997       1996+     1998**      1997       1996+
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $13.03     $ 10.33    $ 10.00    $13.03     $ 10.33    $ 10.00
                                           -------    -------    -------    -------    -------    -------
Operations:
  Investment income - net...............      .06         .10        .03       .06         .10        .03
  Net realized and unrealized gains
    (losses) on investments.............     1.68        2.77        .34      1.68        2.77        .34
                                           -------    -------    -------    -------    -------    -------
Total from operations...................     1.74        2.87        .37      1.74        2.87        .37
                                           -------    -------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........    (0.07)       (.07)      (.04)    (0.07)       (.07)      (.04)
  From net realized gains...............    (0.01)       (.10)        --     (0.01)       (.10)        --
                                           -------    -------    -------    -------    -------    -------
Total distributions to shareholders.....    (0.08)       (.17)      (.04)    (0.08)       (.17)      (.04)
                                           -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $14.69     $ 13.03    $ 10.33    $14.69     $ 13.03    $ 10.33
                                           -------    -------    -------    -------    -------    -------
Total return @..........................    13.41%      28.03%      3.65%    13.41%      28.03%      3.65%
Net assets end of period (000s
  omitted)..............................   $1,870     $ 1,290    $   302    $6,575     $ 5,085    $ 1,286
Ratio of expenses to average daily net
  assets................................     2.24%*      2.50%      3.08%*    2.24%*      2.50%      3.08%*
Ratio of net investment income to
  average daily net assets..............     1.09%*       .94%       .54%*    1.09%*       .93%       .44%*
Portfolio turnover rate.................        5%         15%         5%        5%         15%         5%
Average commission paid {::}............   $.0560     $ .0592    $ .0597    $.0560     $ .0592    $ .0597

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from January 2, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------------------------------------------------------------------------
CAPITAL FUND                                1998**        1997         1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   26.13    $   21.89    $   21.22    $   18.36    $   18.12    $   17.86
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income (loss) - net........        (.04)        (.08)         .04          .08          .07          .14
  Net realized and unrealized gains
    (losses) on investments.............        2.39         7.06          .67         3.62         1.73         1.25
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        2.35         6.98          .71         3.70         1.80         1.39
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........          --         (.01)        (.04)        (.08)        (.12)        (.09)
  From net realized gains...............       (4.06)       (2.73)          --         (.76)       (1.44)       (1.04)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (4.06)       (2.74)        (.04)        (.84)       (1.56)       (1.13)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   24.42    $   26.13    $   21.89    $   21.22    $   18.36    $   18.12
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................       10.87%       34.57%        3.36%       21.49%       10.56%        7.88%
Net assets end of period (000s
  omitted)..............................   $ 356,905    $ 340,949    $ 277,587    $ 291,263    $ 245,776    $ 246,369
Ratio of expenses to average daily net
  assets................................        1.14%*       1.18%        1.21%        1.24%        1.21%        1.22%
Ratio of net investment income to
  average daily net assets..............        (.30%)*      (.33%)        .17%         .42%         .41%         .77%
Portfolio turnover rate.................          17%          43%          28%          14%          41%          68%
Average Commission Paid {::}............   $   .0635    $   .0693    $   .0718           --           --           --

                                                           Class B
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
CAPITAL FUND                               1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $25.67     $ 21.69    $ 21.14    $ 18.35
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.19)       (.35)      (.12)        --
  Net realized and unrealized gains
    (losses) on investments.............     2.39        7.06        .67       3.58
                                           -------    -------    -------    -------
Total from operations...................     2.20        6.71        .55       3.58
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       --          --         --       (.03)
  From net realized gains...............    (4.06)      (2.73)        --       (.76)
                                           -------    -------    -------    -------
Total distributions to shareholders.....    (4.06)      (2.73)        --       (.79)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $23.81     $ 25.67    $ 21.69    $ 21.14
                                           -------    -------    -------    -------
Total return @..........................    10.45%      33.55%      2.60%     20.74%
Net assets end of period (000s
  omitted)..............................   $8,976     $ 7,284    $ 4,097    $ 1,527
Ratio of expenses to average daily net
  assets................................     1.89%*      1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............    (1.05%)*    (1.08%)     (.60%)     (.36%)*
Portfolio turnover rate.................       17%         43%        28%        14%
Average Commission Paid {::}............   $.0635     $ .0693    $ .0718         --

*      Annualized
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
CAPITAL FUND                               1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $25.68     $ 21.68    $ 21.13    $ 18.35
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.20)       (.33)      (.12)        --
  Net realized and unrealized gains
    (losses) on investments.............     2.39        7.06        .67       3.57
                                           -------    -------    -------    -------
Total from operations...................     2.19        6.73        .55       3.57
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........       --          --         --       (.03)
  From net realized gains...............    (4.06)      (2.73)        --       (.76)
                                           -------    -------    -------    -------
Total distributions to shareholders.....    (4.06)      (2.73)        --       (.79)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $23.81     $ 25.68    $ 21.68    $ 21.13
                                           -------    -------    -------    -------
Total return @..........................    10.41%      33.68%      2.60%     20.68%
Net assets end of period (000s
  omitted)..............................   $1,998     $ 1,432    $   824    $   344
Ratio of expenses to average daily net
  assets................................     1.89%*      1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............    (1.05%)*    (1.08%)     (.60%)     (.36%)*
Portfolio turnover rate.................       17%         43%        28%        14%
Average Commission Paid {::}............   $.0635     $ .0693    $ .0718         --

                                                            Class H
                                           ------------------------------------------
                                                     Year Ended August 31,
                                           ------------------------------------------
CAPITAL FUND                                1998**       1997       1996       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  25.68    $  21.69    $ 21.14    $ 18.35
                                           --------    --------    -------    -------
Operations:
  Investment income (loss) - net........       (.18)       (.34)      (.12)        --
  Net realized and unrealized gains
    (losses) on investments.............       2.39        7.06        .67       3.58
                                           --------    --------    -------    -------
Total from operations...................       2.21        6.72        .55       3.58
                                           --------    --------    -------    -------
Distributions to shareholders:
  From investment income - net..........         --          --         --       (.03)
  From net realized gains...............      (4.06)      (2.73)        --       (.76)
                                           --------    --------    -------    -------
Total distributions to shareholders.....      (4.06)      (2.73)        --       (.79)
                                           --------    --------    -------    -------
Net asset value, end of period..........   $  23.83    $  25.68    $ 21.69    $ 21.14
                                           --------    --------    -------    -------
Total return @..........................      10.49%      33.61%      2.60%     20.74%
Net assets end of period (000s
  omitted)..............................   $ 16,690    $ 14,468    $ 8,052    $ 4,052
Ratio of expenses to average daily net
  assets................................       1.89%*      1.93%      1.96%      1.99%*
Ratio of net investment income to
  average daily net assets..............      (1.05%)*    (1.08%)     (.60%)     (.37%)*
Portfolio turnover rate.................         17%         43%        28%        14%
Average Commission Paid {::}............   $  .0635    $  0.693    $ .0718         --

*      Annualized
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a funds' fiscal year must be disclosed.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                         Class A
                                           --------------------------------------------------------------------
                                                                  Year Ended August 31,
                                           --------------------------------------------------------------------
FIDUCIARY FUND, INC.                        1998**       1997        1996        1995        1994        1993
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  46.15    $  36.75    $  35.54    $  30.23    $  30.07    $  28.74
                                           --------    --------    --------    --------    --------    --------
Operations:
  Investment income (loss) - net........       (.12)       (.28)       (.03)       (.16)       (.14)       (.09)
  Net realized and unrealized gains
    (losses) on investments.............       4.02       12.56        1.50        6.68        2.99        3.11
                                           --------    --------    --------    --------    --------    --------
Total from operations...................       3.90       12.28        1.47        6.52        2.85        3.02
                                           --------    --------    --------    --------    --------    --------
Distributions to shareholders:
  From net realized gains...............      (5.94)      (2.88)       (.26)      (1.21)      (2.69)      (1.69)
                                           --------    --------    --------    --------    --------    --------
Net asset value, end of period..........   $  44.11    $  46.15    $  36.75    $  35.54    $  30.23    $  30.07
                                           --------    --------    --------    --------    --------    --------
Total return @..........................       9.86%      35.08%       4.18%      22.71%      10.17%      10.58%
Net assets end of period (000s
  omitted)..............................   $ 83,520    $ 83,847    $ 65,641    $ 63,195    $ 48,833    $ 47,543
Ratio of expenses to average daily net
  assets................................       1.40%*      1.41%       1.42%       1.62%       1.45%       1.45%
Ratio of net investment income to
  average daily net assets..............       (.56%)*     (.70%)      (.07%)      (.53%)      (.45%)      (.31%)
Portfolio turnover rate.................         17%         46%         30%         12%         25%         53%
Average Commission Paid {::}............   $  .0631    $  .0684    $  .0715          --          --          --

                                                           Class B
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
FIDUCIARY FUND, INC.                       1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $45.15     $ 36.26    $ 35.35    $ 30.15
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.40)       (.79)      (.33)      (.13)
  Net realized and unrealized gains
    (losses) on investments.............     4.02       12.56       1.50       6.54
                                           -------    -------    -------    -------
Total from operations...................     3.62       11.77       1.17       6.41
                                           -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............    (5.94)      (2.88)      (.26)     (1.21)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $42.83     $ 45.15    $ 36.26    $ 35.35
                                           -------    -------    -------    -------
Total return @..........................     9.44%      34.10%      3.35%     22.38%
Net assets end of period (000s
  omitted)..............................   $3,955     $ 2,663    $ 1,360    $   473
Ratio of expenses to average daily net
  assets................................     2.15%*      2.16%      2.17%      2.37%*
Ratio of net investment income to
  average daily net assets..............    (1.30%)*    (1.44%)     (.78%)    (1.31%)*
Portfolio turnover rate.................       17%         46%        30%        12%
Average Commission Paid {::}............   $.0631     $ .0684    $ .0715         --

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distribution without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
FIDUCIARY FUND, INC.                       1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $45.17     $ 36.32    $ 35.40    $ 30.15
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.40)       (.83)      (.32)      (.12)
  Net realized and unrealized gains
    (losses) on investments.............     4.02       12.56       1.50       6.58
                                           -------    -------    -------    -------
Total from operations...................     3.62       11.73       1.18       6.46
                                           -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............    (5.94)      (2.88)      (.26)     (1.21)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $42.85     $ 45.17    $ 36.32    $ 35.40
                                           -------    -------    -------    -------
Total return @..........................     9.44%      33.92%      3.38%     22.55%
Net assets end of period (000s
  omitted)..............................   $1,092     $   828    $   491    $   272
Ratio of expenses to average daily net
  assets................................     2.15%*      2.16%      2.17%      2.37%*
Ratio of net investment income to
  average daily net assets..............    (1.30%)*    (1.44%)     (.82%)    (1.31%)*
Portfolio turnover rate.................       17%         46%        30%        12%
Average Commission Paid {::}............   $.0631     $ .0684    $ .0715         --

                                                           Class H
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
FIDUCIARY FUND, INC.                       1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $45.16     $ 36.26    $ 35.35    $ 30.15
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.41)       (.78)      (.33)      (.17)
  Net realized and unrealized gains
    (losses) on investments.............     4.02       12.56       1.50       6.58
                                           -------    -------    -------    -------
Total from operations...................     3.61       11.78       1.17       6.41
                                           -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............    (5.94)      (2.88)      (.26)     (1.21)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $42.83     $ 45.16    $ 36.26    $ 35.35
                                           -------    -------    -------    -------
Total return @..........................     9.41%      34.13%      3.35%     22.38%
Net assets end of period (000s
  omitted)..............................   $8,216     $ 6,508    $ 3,164    $ 1,481
Ratio of expenses to average daily net
  assets................................     2.15%*      2.16%      2.17%      2.37%*
Ratio of net investment income to
  average daily net assets..............    (1.30%)*    (1.44%)     (.80%)    (1.29%)*
Portfolio turnover rate.................       17%         46%        30%        12%
Average Commission Paid {::}............   $.0631     $ .0684    $ .0715         --

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distribution without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                            Class A
                                           --------------------------------------------------------------------------
                                                                     Year Ended August 31,
                                           --------------------------------------------------------------------------
GROWTH FUND                                 1998**        1997         1996         1995         1994         1993
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   37.32    $   32.14    $   32.66    $   26.25    $   29.09    $   24.31
                                           ---------    ---------    ---------    ---------    ---------    ---------
Operations:
  Investment income (loss) - net........        (.07)        (.16)        (.11)        (.04)        (.10)        (.06)
  Net realized and unrealized gains
    (losses) on investments.............        1.93         8.41         1.30         6.95         (.88)        5.52
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total from operations...................        1.86         8.25         1.19         6.91         (.98)        5.46
                                           ---------    ---------    ---------    ---------    ---------    ---------
Distributions to shareholders:
  From investment income - net..........          --           --           --           --           --         (.04)
  From net realized gains...............       (3.84)       (3.07)       (1.71)        (.50)       (1.86)        (.64)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders.....       (3.84)       (3.07)       (1.71)        (.50)       (1.86)        (.68)
                                           ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........   $   35.34    $   37.32    $   32.14    $   32.66    $   26.25    $   29.09
                                           ---------    ---------    ---------    ---------    ---------    ---------
Total return @..........................        6.11%       27.01%        4.09%       26.92%       (3.77%)      22.69%
Net assets end of period (000s
  omitted)..............................   $ 738,509    $ 734,654    $ 641,061    $ 670,753    $ 558,589    $ 585,117
Ratio of expenses to average daily net
  assets................................        1.07%*       1.07%        1.09%        1.13%        1.09%        1.10%
Ratio of net investment income to
  average daily net assets..............        (.38%)*      (.45%)       (.33%)       (.13%)       (.36%)       (.20%)
Portfolio turnover rate.................           5%          28%          32%          27%          23%          49%
Average commission paid {::}............   $   .0592    $   .0679    $   .0709           --           --           --

                                                            Class B                                      Class C
                                           ------------------------------------------    ----------------------------------------
                                                     Year Ended August 31,                        Year Ended August 31,
                                           ------------------------------------------    ----------------------------------------
GROWTH FUND                                 1998**       1997       1996       1995+     1998**      1997       1996       1995+
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  36.53    $  31.75    $ 32.48    $ 25.85    $36.52     $ 31.75    $ 32.49    $ 25.85
                                           --------    --------    -------    -------    -------    -------    -------    -------
Operations:
  Investment income (loss) - net........       (.25)       (.56)      (.32)      (.13)     (.25)       (.57)      (.33)      (.10)
  Net realized and unrealized gains
    (losses) on investments.............       1.93        8.41       1.30       7.26      1.93        8.41       1.30       7.24
                                           --------    --------    -------    -------    -------    -------    -------    -------
Total from operations...................       1.68        7.85        .98       7.13      1.68        7.84        .97       7.14
                                           --------    --------    -------    -------    -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............      (3.84)      (3.07)     (1.71)      (.50)    (3.84)      (3.07)     (1.71)      (.50)
                                           --------    --------    -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $  34.37    $  36.53    $ 31.75    $ 32.48    $34.36     $ 36.52    $ 31.75    $ 32.49
                                           --------    --------    -------    -------    -------    -------    -------    -------
Total return @..........................       5.73%      26.02%      3.45%     28.17%     5.73%      25.98%      3.41%     28.21%
Net assets end of period (000s
  omitted)..............................   $ 14,562    $ 12,149    $ 6,710    $ 2,179    $2,807     $ 2,367    $ 1,077    $   264
Ratio of expenses to average daily net
  assets................................       1.82%*      1.82%      1.84%      1.88%*    1.82%*      1.82%      1.84%      1.88%*
Ratio of net investment income to
  average daily net assets..............      (1.14%)*    (1.19%)    (1.07%)    (1.09%)*  (1.14%)*    (1.19%)    (1.07%)    (1.10%)*
Portfolio turnover rate.................          5%         28%        32%        27%        5%         28%        32%        27%
Average commission paid {::}............   $  .0592    $  .0679    $ .0709         --    $.0592     $ .0679    $ .0709         --

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                             Class H
                                           -------------------------------------------
                                                      Year Ended August 31,
                                           -------------------------------------------
GROWTH FUND                                 1998**       1997        1996       1995+
--------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  36.54    $  31.75    $  32.49    $ 25.85
                                           --------    --------    --------    -------
Operations:
  Investment income (loss) - net........       (.25)       (.55)       (.33)      (.11)
  Net realized and unrealized gains
    (losses) on investments.............       1.93        8.41        1.30       7.25
                                           --------    --------    --------    -------
Total from operations...................       1.68        7.86         .97       7.14
                                           --------    --------    --------    -------
Distributions to shareholders:
  From net realized gains...............      (3.84)      (3.07)      (1.71)      (.50)
                                           --------    --------    --------    -------
Net asset value, end of period..........   $  34.38    $  36.54    $  31.75    $ 32.49
                                           --------    --------    --------    -------
Total return @..........................       5.73%      26.05%       3.41%     28.21%
Net assets end of period (000s
  omitted)..............................   $ 39,015    $ 34,941    $ 21,176    $ 6,867
Ratio of expenses to average daily net
  assets................................       1.82%*      1.82%       1.84%      1.88%*
Ratio of net investment income to
  average daily net assets..............      (1.14%)*    (1.19%)     (1.07%)    (1.10%)*
Portfolio turnover rate.................          5%         28%         32%        27%
Average commission paid {::}............   $  .0592    $  .0679    $  .0709         --

                                                        Class Z
                                           ----------------------------------
                                                 Year Ended August 31,
                                           ----------------------------------
GROWTH FUND                                 1998**        1997        1996++
-----------------------------------------------------------------------------
Net asset value, beginning of period....   $   37.47    $   32.18    $  31.61
                                           ---------    ---------    --------
Operations:
  Investment income (loss) - net........        (.01)        (.05)         --
  Net realized and unrealized gains
    (losses) on investments.............        1.93         8.41         .57
                                           ---------    ---------    --------
Total from operations...................        1.92         8.36         .57
                                           ---------    ---------    --------
Distributions to shareholders:
  From net realized gains...............       (3.84)       (3.07)         --
                                           ---------    ---------    --------
Net asset value, end of period..........   $   35.55    $   37.47    $  32.18
                                           ---------    ---------    --------
Total return @..........................        6.24%       27.34%       1.80%
Net assets end of period (000s
  omitted)..............................   $ 120,001    $ 112,356    $ 93,006
Ratio of expenses to average daily net
  assets................................         .82%*        .82%        .84%*
Ratio of net investment income to
  average daily net assets..............        (.13%)*      (.20%)       .01%*
Portfolio turnover rate.................           5%          28%         32%
Average commission paid {::}............   $   .0592    $   .0679    $  .0709

*      Annualized.
**     Six-month period ended February 28, 1998.
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
++ For the period from March 1, 1996 (commencement of operations) to August 31, 1996.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                                           Class A
                                           -----------------------------------------------------------------------
                                                                                               Year Ended October
                                                        Year Ended August 31,                         31,
                                           -----------------------------------------------    --------------------
CAPITAL APPRECIATION PORTFOLIO              1998**        1997         1996        1995++       1994        1993
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $   30.60    $   34.76    $   30.67    $  23.05    $  27.38    $  19.85
                                           ---------    ---------    ---------    --------    --------    --------
Operations:
  Investment income (loss) - net........        (.15)        (.26)        (.29)       (.17)       (.12)       (.30)
  Net realized and unrealized gains
    (losses) on investments.............        4.30        (2.45)        4.61        7.79       (2.45)       7.83
                                           ---------    ---------    ---------    --------    --------    --------
Total from operations...................        4.15        (2.71)        4.32        7.62       (2.57)       7.53
                                           ---------    ---------    ---------    --------    --------    --------
Distributions to shareholders:
  From net realized gains...............          --        (1.18)        (.23)         --       (1.76)         --
  Tax Return of Capital.................          --         (.27)          --          --          --          --
                                           ---------    ---------    ---------    --------    --------    --------
Total distributions to shareholders.....          --        (1.45)        (.23)         --       (1.76)         --
                                           ---------    ---------    ---------    --------    --------    --------
Net asset value, end of period..........   $   34.75    $   30.60    $   34.76    $  30.67    $  23.05    $  27.38
                                           ---------    ---------    ---------    --------    --------    --------
Total return @..........................       13.56%       (7.89%)      14.21%      33.06%      (9.56%)     37.93%
Net assets end of period (000s
  omitted)..............................   $ 110,780    $ 105,422    $ 114,310    $ 90,918    $ 68,352    $ 58,434
Ratio of expenses to average daily net
  assets................................        1.54%*       1.55%        1.56%       1.69%*      1.62%       1.62%
Ratio of net investment income to
  average daily net assets..............        (.92%)*      (.84%)       (.96%)      (.82%)*     (.61%)     (1.23%)
Portfolio turnover rate.................          10%          25%          34%         21%         36%         60%
Average Commission Paid {::}............   $   .0583    $   .0611    $   .0691          --          --          --

                                                           Class B
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
CAPITAL APPRECIATION PORTFOLIO             1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $30.16     $ 34.46    $ 30.57    $ 22.45
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.31)       (.40)      (.49)      (.35)
  Net realized and unrealized gains
    (losses) on investments.............     4.30       (2.45)      4.61       8.47
                                           -------    -------    -------    -------
Total from operations...................     3.99       (2.85)      4.12       8.12
                                           -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............       --       (1.18)      (.23)        --
  Tax Return of Capital.................       --        (.27)        --         --
                                           -------    -------    -------    -------
Total distributions to shareholders.....       --       (1.45)      (.23)        --
                                           -------    -------    -------    -------
Net asset value, end of period..........   $34.15     $ 30.16    $ 34.46    $ 30.57
                                           -------    -------    -------    -------
Total return @..........................    13.23%      (8.38%)    13.60%     36.17%
Net assets end of period (000s
  omitted)..............................   $7,895     $ 6,561    $ 4,522    $   841
Ratio of expenses to average daily net
  assets................................     2.09%*      2.10%      2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............    (1.48%)*    (1.39%)    (1.47%)    (1.61%)*
Portfolio turnover rate.................       10%         25%        34%        21%
Average Commission Paid {::}............   $.0583     $ .0611    $ .0691         --

*      Annualized
**     Six-month period ended February 28, 1998
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
++     Ten-month period ended August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

FORTIS STOCK FUNDS

--------------------------------------------------------------------------------

3. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                    Year Ended August 31,
                                           ----------------------------------------
CAPITAL APPRECIATION PORTFOLIO             1998**      1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $30.18     $ 34.48    $ 30.58    $ 22.45
                                           -------    -------    -------    -------
Operations:
  Investment income (loss) - net........     (.31)       (.40)      (.48)      (.36)
  Net realized and unrealized gains
    (losses) on investments.............     4.30       (2.45)      4.61       8.49
                                           -------    -------    -------    -------
Total from operations...................     3.99       (2.85)      4.13       8.13
                                           -------    -------    -------    -------
Distributions to shareholders:
  From net realized gains...............       --       (1.18)      (.23)        --
  Tax Return of Capital.................       --        (.27)        --         --
                                           -------    -------    -------    -------
Total distributions to shareholders.....       --       (1.45)      (.23)        --
                                           -------    -------    -------    -------
Net asset value, end of period..........   $34.17     $ 30.18    $ 34.48    $ 30.58
                                           -------    -------    -------    -------
Total return @..........................    13.22%      (8.38%)    13.62%     36.21%
Net assets end of period (000s
  omitted)..............................   $2,200     $ 1,875    $ 1,004    $   227
Ratio of expenses to average daily net
  assets................................     2.09%*      2.10%      2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............    (1.49%)*    (1.39%)    (1.46%)    (1.62%)*
Portfolio turnover rate.................       10%         25%        34%        21%
Average Commission Paid {::}............   $.0583     $ .0611    $ .0691         --

                                                            Class H
                                           ------------------------------------------
                                                     Year Ended August 31,
                                           ------------------------------------------
CAPITAL APPRECIATION PORTFOLIO              1998**       1997       1996       1995+
-------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  30.18    $  34.48    $ 30.58    $ 22.45
                                           --------    --------    -------    -------
Operations:
  Investment income (loss) - net........       (.30)       (.40)      (.48)      (.36)
  Net realized and unrealized gains
    (losses) on investments.............       4.30       (2.45)      4.61       8.49
                                           --------    --------    -------    -------
Total from operations...................       4.00       (2.85)      4.13       8.13
                                           --------    --------    -------    -------
Distributions to shareholders:
  From net realized gains...............         --       (1.18)      (.23)        --
  Tax Return of Capital.................         --        (.27)        --         --
                                           --------    --------    -------    -------
Total distributions to shareholders.....         --       (1.45)      (.23)        --
                                           --------    --------    -------    -------
Net asset value, end of period..........   $  34.18    $  30.18    $ 34.48    $ 30.58
                                           --------    --------    -------    -------
Total return @..........................      13.25%      (8.38%)    13.62%     36.21%
Net assets end of period (000s
  omitted)..............................   $ 15,830    $ 13,379    $ 9,575    $ 2,115
Ratio of expenses to average daily net
  assets................................       2.09%*      2.10%      2.11%      2.24%*
Ratio of net investment income to
  average daily net assets..............      (1.47%)*    (1.39%)    (1.46%)    (1.62%)*
Portfolio turnover rate.................         10%         25%        34%        21%
Average Commission Paid {::}............   $  .0583    $  .0611    $ .0691         --

*      Annualized
**     Six-month period ended February 28, 1998
+ For the period from November 14, 1994 (initial offering of shares) to August 31, 1995.
@ These are the total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustments for sales charge.
{::} In accordance with new SEC guidelines under the 1934 Act, beginning in 1996 average commission rate during a fund's fiscal year must be disclosed.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       Norwest Bank Minnesota N.A.
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

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& Fortis Insurance Company
(issuers of FFG's insurance products)

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(800) 800-2000
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FORTIS FINANCIAL GROUP
P.O. Box 64284
St. Paul, MN 55164

Fortis Stock Funds


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